  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 1996

                                                      1933 ACT FILE NO. 33-572
                                                      1940 ACT FILE NO. 811-4409
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933               [X]
                       POST-EFFECTIVE AMENDMENT NO. 61             [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940           [X]
                               AMENDMENT NO. 63                    [X]

                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)
     H. DAY BRIGHAM, JR., 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
     -------------------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):
[ ]  immediately upon filing              [ ]  on (date) pursuant
     pursuant to paragraph (b)                 to paragraph (a)(1)
[X]  on December 1, 1996                  [ ]  75 days after filing
     pursuant to paragraph (b)                 pursuant to paragraph (a)(2)
[ ]  60 days after filing                 [ ]  on (date) pursuant
     pursuant to paragraph (a)(1)              to paragraph (a)(2).
If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

    Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio have also executed this Registration Statement.

                                   CALCULATION OF REGISTRATION FEE
===================================================================================================
                                  AMOUNT OF    PROPOSED MAXIMUM   PROPOSED AGGREGATE     AMOUNT OF
     TITLE OF SECURITIES        SHARES BEING    OFFERING PRICE         MAXIMUM         REGISTRATION
      BEING REGISTERED           REGISTERED       PER SHARE         OFFERING PRICE          FEE
---------------------------------------------------------------------------------------------------
Shares of Beneficial Interest    14,261,231        10.50(1)         $149,742,925(2)         $100
===================================================================================================

(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on November 11, 1996.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of July 31, 1996. $267,578,970 of shares were redeemed during the fiscal year ended July 31, 1996. $118,166,037 of shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during such fiscal year. $149,412,933 of shares redeemed are being used for the reduction of the registration fee in this Amendment. While no fee is required for the $149,412,933 of shares, the Registrant has elected to register, for $100, an additional $330,000 of shares.

    The Registrant has filed a Declaration pursuant to Rule 24f-2. On
September 4, 1996, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1996, on October 15, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1996, and on November 13, 1995 filed its
"Notice" for the series of the Registrant with the fiscal year end of
September 30, 1995. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.
===============================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of
1933


    Part A -- The Combined Prospectuses of:

        EV Marathon Arizona Municipals Fund
        EV Marathon Colorado Municipals Fund
        EV Marathon Connecticut Municipals Fund
        EV Marathon Michigan Municipals Fund
        EV Marathon Minnesota Municipals Fund
        EV Marathon New Jersey Municipals Fund
        EV Marathon Pennsylvania Municipals Fund
        EV Marathon Texas Municipals Fund
        EV Traditional Arizona Municipals Fund
        EV Traditional Colorado Municipals Fund
        EV Traditional Connecticut Municipals Fund
        EV Traditional Michigan Municipals Fund
        EV Traditional Minnesota Municipals Fund
        EV Traditional New Jersey Municipals Fund
        EV Traditional Pennsylvania Municipals Fund
        EV Traditional Texas Municipals Fund


    Part B -- The Combined Statements of Additional Information of:


        EV Marathon Arizona Municipals Fund
        EV Marathon Colorado Municipals Fund
        EV Marathon Connecticut Municipals Fund
        EV Marathon Michigan Municipals Fund
        EV Marathon Minnesota Municipals Fund
        EV Marathon New Jersey Municipals Fund
        EV Marathon Pennsylvania Municipals Fund
        EV Marathon Texas Municipals Fund
        EV Traditional Arizona Municipals Fund
        EV Traditional Colorado Municipals Fund
        EV Traditional Connecticut Municipals Fund
        EV Traditional Michigan Municipals Fund
        EV Traditional Minnesota Municipals Fund
        EV Traditional New Jersey Municipals Fund
        EV Traditional Pennsylvania Municipals Fund
        EV Traditional Texas Municipals Fund


    Part C -- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.


Effective November 29, 1996, the Registrant will terminate the operations of the following series, the shares of which are registered pursuant to this Registration Statement: EV Classic Connecticut Municipals Fund; EV Classic New Jersey Municipals Fund; and EV Classic Pennsylvania Municipals Fund.

                         EATON VANCE MUNICIPALS TRUST

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A
                         ---------------------------
PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
------                     --------                                  ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses

 3. .....................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Funds' Investment Objectives; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Funds and the Portfolios
 5. .....................  Management of the Fund                    Management of the Funds and the Portfolios

 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance

 6. .....................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                       The Lifetime Investing Account/Distribution
                                                                       Options; Distribution Plans (for Marathon
                                                                       Funds) or Service Plans (for Traditional
                                                                       Funds); The Eaton Vance Exchange Privilege;
                                                                       Eaton Vance Shareholder Services; Statement
                                                                       of Intention and Escrow Agreement
                                                                       (Traditional Funds only)

 8. .....................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                     --------                                  ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan (for Marathon Funds) or
                                                                       Service Plan (for Traditional Funds);
                                                                       Custodian; Independent Certified Public
                                                                       Accountants; Fees and Expenses

17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses
18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation (for Traditional
                                                                       Funds only); Distribution Plan (for
                                                                       Marathon Funds) or Service Plan (for
                                                                       Traditional Funds); Fees and Expenses

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter; Fees and Expenses
22. .....................  Calculation of Performance Data           Investment Performance; Performance
                                                                       Information
23. .....................  Financial Statements                      Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                 EV MARATHON
                               MUNICIPAL FUNDS
--------------------------------------------------------------------------------

EV MARATHON ARIZONA MUNICIPALS FUND     EV MARATHON MINNESOTA MUNICIPALS FUND
EV MARATHON COLORADO MUNICIPALS FUND    EV MARATHON NEW JERSEY MUNICIPALS FUND
EV MARATHON CONNECTICUT MUNICIPALS FUND EV MARATHON PENNSYLVANIA MUNICIPALS FUND
EV MARATHON MICHIGAN MUNICIPALS FUND    EV MARATHON TEXAS MUNICIPALS FUND

THE EV MARATHON MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THE STATE TAXES (IF ANY) DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES'' IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated December 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------------------------------------------------------
                                                            PAGE                                                          PAGE
Shareholder and Fund Expenses ..............................   2  How to Redeem Fund Shares ..............................  22
The Funds' Financial Highlights ............................   4  Reports to Shareholders ................................  23
The Funds' Investment Objectives ..........................   12  The Lifetime Investing Account/Distribution
Investment Policies and Risks .............................   12    Options ..............................................  24
Organization of the Funds and the Portfolios ...............  16  The Eaton Vance Exchange Privilege .....................  24
Management of the Funds and the Portfolios .................  17  Eaton Vance Shareholder Services .......................  25
Distribution Plans .........................................  19  Distributions and Taxes ................................  26
Valuing Fund Shares ........................................  20  Performance Information ................................  27
How to Buy Fund Shares .....................................  21  Appendix -- State Specific Information .................  28
------------------------------------------------------------------------------------------------------------------------------

                      PROSPECTUS DATED DECEMBER 1, 1996

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption during the First Seven Years (as a percentage of redemption proceeds exclusive of all
    reinvestments and capital appreciation in the account)                                     5.00%-0%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  ---------------------------------------------------------------------------------------------------------
                                              ARIZONA          COLORADO         CONNECTICUT      MICHIGAN
                                                FUND             FUND              FUND            FUND
                                              -------          --------         -----------      --------
  Investment Adviser Fee (after any applicable
    fee reduction)                              0.41%            0.26%            0.43%            0.43%
  Rule 12b-1 Distribution (and Service) Fees    0.91             0.92             0.93             0.93
  Other Expenses                                0.24             0.31             0.22             0.25
                                                ----             ----             ----             ----
      Total Operating Expenses
        (after any applicable reduction)        1.56%            1.49%            1.58%            1.61%
                                                ====             ====             ====             ====
  EXAMPLE
  ---------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                              ARIZONA          COLORADO         CONNECTICUT      MICHIGAN
                                                FUND             FUND              FUND            FUND
                                              -------          --------         -----------      --------
   1 Year                                       $ 66             $ 65             $ 66             $ 66
   3 Years                                        89               87               90               91
   5 Years                                       105              101              106              108
  10 Years                                       186              178              188              191
  An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and
  (b) no redemptions:
   1 Year                                       $ 16             $ 15             $ 16             $ 16
   3 Years                                        49               47               50               51
   5 Years                                        85               81               86               88
  10 Years                                       186              178              188              191
  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  ---------------------------------------------------------------------------------------------------------
                                              MINNESOTA        NEW JERSEY       PENNSYLVANIA      TEXAS
                                                 FUND             FUND             FUND            FUND
                                              ---------        ----------       ------------      -----
  Investment Adviser Fee (after any applicable
    fee reduction)                              0.36%            0.47%            0.47%            0.10%
  Rule 12b-1 Distribution (and Service) Fees    0.92             0.92             0.92             0.92
  Other Expenses                                0.28             0.18             0.19             0.41
                                                ----             ----             ----             ----
      Total Operating Expenses
        (after any applicable reduction)        1.56%            1.57%            1.58%            1.43%
                                                ====             ====             ====             ====
  EXAMPLE
  ---------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                              MINNESOTA        NEW JERSEY       PENNSYLVANIA      TEXAS
                                                 FUND             FUND             FUND            FUND
                                              ---------        ----------       ------------      -----
   1 Year                                       $ 66             $ 66             $ 66             $ 65
   3 Years                                        89               90               90               85
   5 Years                                       105              106              106               98
  10 Years                                       186              187              188              171
  An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and
  (b) no redemptions:
   1 Year                                       $ 16             $ 16             $ 16             $ 15
   3 Years                                        49               50               50               45
   5 Years                                        85               86               86               78
  10 Years                                       186              187              188              171


NOTES:


The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction, the Investment Adviser Fee and Total Operating Expenses would have been 0.28% and 1.51%, respectively, for the Colorado Fund; and 0.20% and 1.53%, respectively, for the Texas Fund.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios, see "The Funds" Financial Highlights'', "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares") and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 18.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Funds' annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

                                                                            ARIZONA FUND
                                            --------------------------------------------------------------------------------
                                                        YEAR ENDED                                 YEAR ENDED
                                                         JULY 31,                                SEPTEMBER 30,
                                            ------------------------------------        ------------------------------------
                                              1996          1995         1994**          1993           1992          1991++
                                            --------      --------      --------        --------       -------       -------
NET ASSET VALUE, beginning of year          $ 10.530      $ 10.390      $ 11.570        $ 10.700       $10.320       $10.000
                                            --------      --------      --------        --------       -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                     $  0.482      $  0.492      $  0.404        $  0.496       $ 0.526       $ 0.088
  Net realized and unrealized gain (loss)
    on investments                             0.161         0.164        (0.862)          1.076         0.520         0.339+++
                                            --------      --------      --------        --------       -------       -------
    Total income (loss) from operations     $  0.643      $  0.656      $ (0.458)       $  1.572       $ 1.046       $ 0.427
                                            --------      --------      --------        --------       -------       -------

LESS DISTRIBUTIONS:
  From net investment income                $ (0.488)     $ (0.492)     $ (0.404)       $ (0.496)      $(0.526)      $(0.088)
  In excess of net investment income(5)       (0.005)       (0.024)       (0.074)         (0.127)       (0.120)       (0.019)
  From net realized gain on investment
    transactions                                --            --          (0.233)         (0.079)       (0.020)      --
  In excess of net realized gain on
    investment transactions                     --            --          (0.011)          --             --         --
                                            --------      --------      --------        --------       -------       -------
    Total distributions                     $ (0.493)     $ (0.516)     $ (0.722)       $ (0.702)      $(0.666)      $(0.107)
                                            --------      --------      --------        --------       -------       -------

NET ASSET VALUE, end of year                $ 10.680      $ 10.530      $ 10.390        $ 11.570       $10.700       $10.320
                                            ========      ========      ========        ========       =======       =======

TOTAL RETURN(3)                                6.17%         6.64%       (4.16)%          15.29%        10.43%         4.03%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)     $127,681      $141,859      $150,879        $135,524       $62,498       $11,501
  Ratio of net expenses to average daily
    net assets(1)(4)                           1.56%         1.53%         1.46%+          1.53%         1.52%         1.37%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                               1.55%          --            --              --            --            --
  Ratio of net investment income to
    average daily net assets                   4.49%         4.81%         4.47%+          4.42%         4.83%         4.33%+

PORTFOLIO TURNOVER(2)                           --            --            --               39%          133%          8%

*For the periods indicated, the operating expenses of the Arizona Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                                                                       $ 0.513       $ 0.082
                                                                                                       =======       =======

 RATIOS (As a percentage of average daily net assets):
    Expenses                                                                                              1.64%          1.65%+
    Net investment income                                                                                 4.71%          4.05%+

                                                   (See footnotes on page 11.)

-------------------------------------------------------------------------------

                                                                      COLORADO FUND
                                              ------------------------------------------------------------------
                                                         YEAR ENDED                            YEAR ENDED
                                                          JULY 31,                            SEPTEMBER 30,
                                              -----------------------------------         ----------------------
                                               1996          1995          1994**          1993           1992++
                                              -------       -------       -------         -------        -------
NET ASSET VALUE, beginning of year            $10.020       $10.010       $10.960         $10.060        $10.000
                                              -------       -------       -------         -------        -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                       $ 0.480       $ 0.494       $ 0.403         $ 0.484        $ 0.026
  Net realized and unrealized gain (loss)
    on investments                              0.162         0.033        (0.880)          0.996          0.082+++
                                              -------       -------       -------         -------        -------
    Total income (loss) from operations       $ 0.642       $ 0.527      $ (0.477)        $ 1.480        $ 0.108
                                              -------       -------       -------         -------        -------

LESS DISTRIBUTIONS:
  From net investment income                  $(0.492)      $(0.494)      $(0.403)        $(0.484)       $(0.026)
  In excess of net investment income(5)          --          (0.023)       (0.070)         (0.096)        (0.022)
                                              -------       -------       -------         -------        -------
    Total distributions                       $(0.492)      $(0.517)      $(0.473)        $(0.580)       $(0.048)
                                              -------       -------       -------         -------        -------

NET ASSET VALUE, end of year                  $10.170       $10.020       $10.010         $10.960        $10.060
                                              =======       =======       =======         =======        =======

TOTAL RETURN(3)                                 6.46%         5.58%       (4.46)%          15.52%          0.60%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)       $42,972       $43,900       $42,085         $24,847        $ 2,464
  Ratio of net expenses to average daily
    net assets(1)(4)                            1.49%         1.28%         1.09%+          1.00%          1.00%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                                1.45%          --            --              --             --
  Ratio of net investment income to
    average daily net assets                    4.69%         5.03%         4.59%+          4.49%          2.26%+

PORTFOLIO TURNOVER(2)                            --            --            --                3%             0%

*For the periods indicated, the operating expenses of the Colorado Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE              $ 0.478       $ 0.479       $ 0.373         $ 0.387        $ 0.011
                                              =======       =======       =======         =======        =======

 RATIOS (As a percentage of average daily
   net assets):
    Expenses(1)(4)                              1.51%         1.43%         1.42%+          1.90%          2.34%+
    Expenses after custodian fee reduction(1)   1.46%          --            --              --             --
    Net investment income                       4.67%         4.88%         4.26%+          3.60%          0.92%+

                                                   (See footnotes on page 11.)

------------------------------------------------------------------------------

                                                                        CONNECTICUT FUND
                                                ---------------------------------------------------------------------
                                                             YEAR ENDED                               YEAR ENDED
                                                              JULY 31,                               SEPTEMBER 30,
                                                --------------------------------------        -----------------------
                                                  1966           1995           1994**          1993           1992++
                                                --------       --------       --------        --------       --------

NET ASSET VALUE, beginning of year              $  9.970       $ 10.050       $ 11.030        $ 10.270       $ 10.000
                                                --------       --------       --------        --------       --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $  0.452       $  0.465       $  0.388        $  0.471       $  0.192
  Net realized and unrealized gain (loss)
    on investments                                 0.169         (0.037)        (0.883)          0.885          0.331+++
                                                --------       --------       --------        --------       --------
    Total income (loss) from operations         $  0.621       $  0.428       $ (0.495)       $  1.356       $  0.523
                                                --------       --------       --------        --------       --------

LESS DISTRIBUTIONS:
  From net investment income                    $ (0.452)      $ (0.465)      $ (0.388)       $ (0.471)      $ (0.192)
  In excess of net investment income(5)           (0.019)        (0.043)        (0.079)         (0.120)        (0.161)
  From net realized gain on investment
    transactions                                    --             --           (0.018)         (0.005)          --
                                                --------       --------       --------        --------       --------
    Total distributions                         $ (0.471)      $ (0.508)      $ (0.485)       $ (0.596)      $ (0.253)
                                                --------       --------       --------        --------       --------

NET ASSET VALUE, end of year                    $ 10.120       $  9.970       $ 10.050        $ 11.030       $ 10.270
                                                ========       ========       ========        ========       ========

TOTAL RETURN(3)                                    6.30%          4.55%        (4.61)%          13.62%          5.00%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)         $181,608       $188,900       $188,453        $160,790       $ 50,031
  Ratio of net expenses to average daily
    net assets(1)(4)                               1.58%          1.55%          1.43%+          1.56%          1.35%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                                   1.57%           --             --              --             --
  Ratio of net investment income to
    average daily net assets                       4.45%          4.77%          4.42%+          4.33%          4.13%+

PORTFOLIO TURNOVER(2)                               --             --             --               14%            16%

*For the period indicated, the operating expenses of the Connecticut Fund reflect an allocation of expenses to the
 Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                                                                              $ 0.184
                                                                                                              =======

 RATIOS (As a percentage of average daily net assets):
   Expenses(1)(4)                                                                                               1.52%+
   Net investment income                                                                                        3.96%+

                                                   (See footnotes on page 11.)

-------------------------------------------------------------------------------

                                                                            MICHIGAN FUND
                                              ------------------------------------------------------------------------------
                                                          YEAR ENDED                                YEAR ENDED
                                                           JULY 31,                                SEPTEMBER 30,
                                              -------------------------------------       ----------------------------------
                                                1996           1995          1994**         1993           1992       1991++
                                              --------      --------       --------       --------       -------     -------
NET ASSET VALUE, beginning of year            $ 10.250      $ 10.210       $ 11.110       $ 10.570       $10.220     $10.000
                                              --------      --------       --------       --------       -------     -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                       $  0.464      $  0.486       $  0.398       $  0.480       $ 0.499     $ 0.247
  Net realized and unrealized gain
    (loss) on investments                        0.195         0.059         (0.794)         0.745         0.507       0.267
                                              --------      --------       --------       --------       -------     -------
    Total income (loss) from operations       $  0.659      $  0.545        $(0.396)      $  1.225       $ 1.006     $ 0.514
                                              --------      --------       --------       --------       -------     -------

LESS DISTRIBUTIONS:
  From net investment income                   $(0.481)      $(0.486)       $(0.398)       $(0.480)      $(0.499)    $(0.247)
  In excess of net investment income(5)         (0.008)       (0.019)        (0.062)        (0.114)       (0.144)     (0.047)
  From net realized gain on investment
    transactions                                  --            --           (0.028)        (0.058)       (0.013)       --
  In excess of net realized gain on
    investment transactions                       --            --           (0.016)        (0.033)         --          --
                                              --------      --------       --------       --------       -------     -------
    Total distributions                        $(0.489)      $(0.505)       $(0.504)       $(0.685)      $(0.656)    $(0.294)
                                              --------      --------       --------       --------       -------     -------

NET ASSET VALUE, end of year                  $ 10.420      $ 10.250       $ 10.210       $ 11.110       $10.570     $10.220
                                              ========      ========       ========       ========       =======     =======

TOTAL RETURN(3)                                  6.50%         5.61%        (3.66)%         12.06%        10.13%       4.98%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)       $171,067      $186,363       $197,082       $188,290      $107,034     $31,222
  Ratio of net expenses to average daily
    net assets(1)(4)                             1.61%         1.51%          1.49%+         1.54%         1.61%       1.29%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                                 1.60%          --             --             --            --          --
  Ratio of net investment income to
    average daily net assets                     4.44%         4.84%          4.49%+         4.40%         4.65%       5.12%+

PORTFOLIO TURNOVER(2)                             --            --             --              28%           72%          5%

*For the period indicated, the operating expenses of the Michigan Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                                                                                     $ 0.229

 RATIOS (As a percentage of average daily net assets):
    Expenses                                                                                                          1.66%+
    Net investment income                                                                                             4.75%+

                                                   (See footnotes on page 11.)

------------------------------------------------------------------------------

                                                                            MINNESOTA FUND
                                              ------------------------------------------------------------------------------
                                                     YEAR ENDED JULY 31,                       YEAR ENDED SEPTEMBER 30,
                                              -----------------------------------        -----------------------------------
                                               1996          1995          1994**         1993          1992          1991++
                                              -------       -------       -------        -------       -------       -------
NET ASSET VALUE, beginning of year            $ 9.950       $10.040       $10.910        $10.310       $10.080       $10.000
                                              -------       -------       -------        -------       -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                       $ 0.468       $ 0.470       $ 0.383        $ 0.473       $ 0.505       $ 0.051
  Net realized and unrealized gain (loss)
    on investments                              0.123        (0.053)       (0.788)         0.749         0.361         0.129+++
                                              -------       -------       -------        -------       -------       -------

    Total income (loss) from operations       $ 0.591       $ 0.417       $(0.405)       $ 1.222       $ 0.866       $ 0.180
                                              -------       -------       -------        -------       -------       -------

LESS DISTRIBUTIONS:
  From net investment income                  $(0.468)      $(0.470)      $(0.383)       $(0.473)      $(0.505)      $(0.051)
  In excess of net investment income(5)        (0.003)       (0.037)       (0.073)        (0.125)       (0.131)       (0.049)
  From net realized gain on investment
    transactions                                 --            --          (0.009)          --            --         --
  In excess of net realized gain on
    investment transactions                      --            --            --           (0.024)         --         --
                                              -------       -------       -------        -------       -------       -------
    Total distributions                       $(0.471)      $(0.507)      $(0.465)       $(0.622)      $(0.636)      $(0.100)
                                              -------       -------       -------        -------       -------       -------

NET ASSET VALUE, end of year                  $10.070       $ 9.950       $10.040        $10.910       $10.310       $10.080
                                              =======       =======       =======        =======       =======       =======

TOTAL RETURN(3)                                 6.00%         4.41%       (3.81)%         12.28%         8.82%         1.56%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)       $74,374       $78,970       $79,223        $68,004       $26,670       $ 2,467
  Ratio of net expenses to average daily
    net assets(1)(4)                            1.56%         1.52%         1.54%+         1.59%         1.42%         1.71%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                                1.54%          --            --             --            --         --
  Ratio of net investment income to
    average daily net assets                    4.63%         4.80%         4.38%+         4.38%        4.74%          2.59%+

PORTFOLIO TURNOVER(2)                            --            --            --              16%           25%            3%

*For the periods indicated, the operating expenses of the Minnesota Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                                                         $ 0.472       $ 0.438       $ 0.031
                                                                                         =======       =======       =======

 RATIOS (As a percentage of average daily net assets):
    Expenses(1)                                                                            1.61%         2.05%         2.72%+
    Net investment income                                                                  4.37%         4.11%         1.58%+

                                                   (See footnotes on page 11.)

------------------------------------------------------------------------------

                                                                           NEW JERSEY FUND
                                              ------------------------------------------------------------------------------
                                                     YEAR ENDED JULY 31,                       YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------       -----------------------------------
                                                1996           1995         1994**         1993          1992         1991++
                                              --------      --------      --------       --------      --------      -------
NET ASSET VALUE, beginning of year            $ 10.360      $ 10.410      $ 11.350       $ 10.680      $ 10.380      $10.000
                                              --------      --------      --------       --------      --------      -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                       $  0.505      $  0.505      $  0.421       $  0.514      $  0.516      $ 0.363
  Net realized and unrealized gain (loss)
    on investments                               0.084        (0.009)       (0.836)         0.841         0.452        0.487+++
                                              --------      --------      --------       --------      --------      -------

    Total income (loss) from operations       $  0.589      $  0.496      $ (0.415)      $  1.355      $  0.968      $ 0.850
                                              --------      --------      --------       --------      --------      -------

LESS DISTRIBUTIONS:
  From net investment income                  $ (0.505)     $ (0.505)     $ (0.421)      $ (0.514)     $ (0.516)    $ (0.363)
  In excess of net investment income(5)         (0.004)       (0.035)       (0.075)        (0.112)       (0.124)      (0.107)
  From net realized gain on investment
    transactions                                  --            --          (0.029)        (0.059)       (0.028)        --
  In excess of net realized gain on
    investment transactions                       --          (0.006)         --             --            --           --
                                              --------      --------      --------       --------      --------      -------
    Total distributions                       $ (0.509)     $ (0.546)     $ (0.525)      $ (0.685)     $ (0.668)    $ (0.470)
                                              --------      --------      --------       --------      --------      -------

NET ASSET VALUE, end of year                  $ 10.440      $ 10.360      $ 10.410       $ 11.350      $ 10.680      $10.380
                                              ========      ========      ========       ========      ========      =======

TOTAL RETURN(3)                                  5.74%         5.04%       (3.77)%         13.15%         9.64%        8.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (000 omitted)       $378,649      $404,861      $420,117       $395,421      $235,324      $99,590
  Ratio of net expenses to average daily
    net assets(1)(4)                             1.57%         1.53%         1.48%+         1.56%         1.63%        1.78%+
  Ratio of net expenses to average daily
    net assets after custodian
    fee reduction(1)                             1.56%          --            --             --            --           --

  Ratio of net investment income to
    average daily net assets                     4.80%         4.97%         4.64%+         4.66%         4.83%        4.82%+

PORTFOLIO TURNOVER(2)                             --            --            --              20%           74%          68%

                                                   (See footnotes on page 11.)

------------------------------------------------------------------------------

                                                                          PENNSYLVANIA FUND
                                           ----------------------------------------------------------------------------------
                                                         YEAR ENDED                                 YEAR ENDED
                                                          JULY 31,                                 SEPTEMBER 30,
                                           ---------------------------------------       ------------------------------------
                                             1996          1995             1994**         1993          1992          1991++
                                           --------      --------         --------       --------      --------      --------
NET ASSET VALUE, beginning of year         $ 10.320      $ 10.340         $ 11.310       $ 10.650      $ 10.350      $ 10.000
                                           --------      --------         --------       --------      --------      --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $  0.512      $  0.507         $  0.422       $  0.520      $  0.531      $  0.378
  Net realized and unrealized gain
    (loss) on investments                     0.108         0.004+++        (0.841)         0.794         0.430         0.466+++
                                           --------      --------         --------       --------      --------      --------
    Total income (loss) from operations    $  0.620      $  0.511         $ (0.419)      $  1.314      $  0.961      $  0.844
                                           --------      --------         --------       --------      --------      --------

LESS DISTRIBUTIONS:
  From net investment income               $ (0.510)     $ (0.507)        $ (0.422)      $ (0.520)     $ (0.531)     $ (0.378)
  In excess of net investment income(5)       --           (0.024)          (0.069)        (0.115)       (0.130)       (0.116)
  From net realized gain on investment
    transactions                              --             --             (0.042)        (0.019)         --            --
  In excess of net realized gain on
    investment transactions                   --             --             (0.018)          --            --            --
                                           --------      --------         --------       --------      --------      --------
    Total distributions                    $ (0.510)     $ (0.531)        $ (0.551)      $ (0.654)     $ (0.661)     $ (0.494)
                                           --------      --------         --------       --------      --------      --------

NET ASSET VALUE, end of year               $ 10.430      $ 10.320         $ 10.340       $ 11.310      $ 10.650      $ 10.350
                                           ========      ========         ========       ========      ========      ========

TOTAL RETURN(3)                               6.08%         5.24%          (3.84)%         12.76%         9.56%         8.37%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)    $441,104      $495,856         $530,115       $499,601      $280,193      $100,211
  Ratio of net expenses to average daily
    net assets(1)(4)                          1.58%         1.51%            1.46%+         1.56%         1.64%         1.56%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                              1.54%          --               --             --            --            --
  Ratio of net investment income to
    average daily net assets                  4.89%         5.04%            4.68%+         4.70%         4.92%         4.93%+

PORTFOLIO TURNOVER(2)                          --            --               --               6%           15%            2%

*For the period indicated, the operating expenses of the Pennsylvania Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                                                                                     $  0.375
                                                                                                                     ========

 RATIOS (As a percentage of average daily net assets):
   Expenses                                                                                                             1.60%+
   Net investment income                                                                                                4.89%+

                                                   (See footnotes on page 11.)

------------------------------------------------------------------------------

                                                                          TEXAS FUND
                                                ----------------------------------------------------------------
                                                           YEAR ENDED                            YEAR ENDED
                                                            JULY 31,                            SEPTEMBER 30,
                                                -----------------------------------        ---------------------
                                                 1996          1995          1994**         1993          1992++
                                                -------       -------       -------        -------       -------
NET ASSET VALUE, beginning of year              $10.280       $10.210       $11.110        $10.450       $10.000
                                                -------       -------       -------        -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $ 0.492       $ 0.532       $ 0.436        $ 0.515       $ 0.255
  Net realized and unrealized gain (loss)
    on investments                                0.177         0.084        (0.824)         0.787         0.516
                                                -------       -------       -------        -------       -------
    Total income (loss) from operations         $ 0.669       $ 0.616       $(0.388)       $ 1.302       $ 0.771
                                                -------       -------       -------        -------       -------

LESS DISTRIBUTIONS:
  From net investment income                    $(0.509)      $(0.532)      $(0.436)       $(0.515)      $(0.255)
  In excess of net investment income(5)           --           (0.014)       (0.076)        (0.106)       (0.066)
  From net realized gain on investment
    transactions                                  --            --            --             --            --
  In excess of net realized gain on
    investment transactions                       --            --            --            (0.021)        --
                                                -------       -------       -------        -------       -------
    Total distributions                         $(0.509)      $(0.546)      $(0.512)       $(0.642)      $(0.321)
                                                -------       -------       -------        -------       -------

NET ASSET VALUE, end of year                    $10.440       $10.280       $10.210        $11.110       $10.450
                                                =======       =======       =======        =======       =======

TOTAL RETURN(3)                                   6.60%         6.36%       (3.65)%         12.90%         7.51%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)         $23,996       $27,762       $26,677        $16,338       $ 4,020
  Ratio of net expenses to average daily
    net assets(1)(4)                              1.43%         0.99%         0.82%+         1.06%         1.00%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(1)                                  1.39%         --            --             --            --
  Ratio of net investment income to
    average daily net assets                      4.70%         5.29%         4.81%+         4.67%         4.61%+

PORTFOLIO TURNOVER(2)                             --            --            --                7%           11%

*For the periods indicated, the operating expenses of the Texas Fund reflect an allocation of expenses to the Administrator and/or the Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER SHARE                $ 0.482       $ 0.487       $ 0.359        $ 0.350       $ 0.180
                                                =======       =======       =======        =======       =======

 RATIOS (As a percentage of average daily net assets):
   Expenses(1)(4)                                 1.53%         1.44%         1.67%+         2.55%         2.35%+
   Expenses after custodian fee reduction(1)      1.49%         --            --             --            --
    Net investment income                         4.60%         4.84%         3.96%+         3.18%         3.26%+

 **For the ten months ended July 31, 1994.
  +Annualized.
 ++For the period from the start of business, July 25, 1991, July 29, 1991 and April 19, 1991, to September 30, 1991 for the
   Arizona, Minnesota and Michigan Funds, respectively, and for the period from the start of business, August 25, 1992, May 1,
   1992 and March 24, 1992, to September 30, 1992 for the Colorado, Connecticut and Texas Funds, respectively, and for the period from the start of business, January 8, 1991, to September 30, 1991 for the New Jersey and Pennsylvania Funds.
+++The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Includes the Fund's share of its corresponding Portfolio's allocated expenses subsequent to February 1, 1993.
(2)Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to a Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.
(3)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(4)The expense ratios for the year ended July 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods on or before July 31, 1995 have not been adjusted to reflect this change.
(5)The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
   Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.

EV MARATHON ARIZONA MUNICIPALS FUND (the "Arizona Fund") seeks to provide current income exempt from regular federal income tax and Arizona State personal income taxes. The Arizona Fund seeks to meet its objective by investing its assets in the Arizona Municipals Portfolio (the "Arizona Portfolio").

EV MARATHON COLORADO MUNICIPALS FUND (the "Colorado Fund") seeks to provide current income exempt from regular federal income tax and Colorado State personal income taxes. The Colorado Fund seeks to meet its objective by investing its assets in the Colorado Municipals Portfolio (the "Colorado Portfolio").

EV MARATHON CONNECTICUT MUNICIPALS FUND (the "Connecticut Fund") seeks to provide current income exempt from regular federal income tax and Connecticut State personal income taxes. The Connecticut Fund seeks to meet its objective by investing its assets in the Connecticut Municipals Portfolio (the "Connecticut Portfolio").

EV MARATHON MICHIGAN MUNICIPALS FUND (the "Michigan Fund") seeks to provide current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax. The Michigan Fund seeks to meet its objective by investing its assets in the Michigan Municipals Portfolio (the "Michigan Portfolio").

EV MARATHON MINNESOTA MUNICIPALS FUND (the "Minnesota Fund") seeks to provide current income exempt from regular federal income tax and regular Minnesota State personal income taxes. The Minnesota Fund seeks to meet its objective by investing its assets in the Minnesota Municipals Portfolio (the "Minnesota Portfolio").

EV MARATHON NEW JERSEY MUNICIPALS FUND (the "New Jersey Fund") seeks to provide current income exempt from regular federal income tax and New Jersey State personal income taxes. The New Jersey Fund seeks to meet its objective by investing its assets in the New Jersey Municipals Porfolio (the "New Jersey Portfolio").

EV MARATHON PENNSYLVANIA MUNICIPALS FUND (the "Pennsylvania Fund") seeks to provide current income exempt from regular federal income tax and Pennsylvania State and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Pennsylvania Fund seeks to meet its objective by investing its assets in the Pennsylvania Municipals Portfolio (the "Pennsylvania Portfolio").

EV MARATHON TEXAS MUNICIPALS FUND (the "Texas Fund") seeks to provide current income exempt from regular federal income taxes. The Texas Fund seeks to meet its objective by investing its assets in the Texas Municipals Portfolio (the "Texas Portfolio"). The State of Texas does not impose a State income tax on individuals.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be. The Minnesota Portfolio intends to invest its assets so as to comply with the requirement that, in order for exempt interest dividends that are derived from interest income from specified Minnesota sources to be exempt from regular Minnesota State personal income taxes, 95% or more of the exempt interest dividends that are paid to all shareholders by the Minnesota Fund must be derived from such specified Minnesota sources.

At least 80% of the net assets of the New Jersey Portfolio, at least 75% of the net assets of the Colorado Portfolio, Connecticut Portfolio and Texas Portfolio, and at least 70% of the net assets of the Arizona Portfolio, Michigan Portfolio, Minnesota Portfolio and Pennsylvania Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% (in the case of the Minnesota Portfolio, generally 95% or more) of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at July 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Arizona Portfolio (8.0%); Colorado Portfolio (22.5%); Connecticut Portfolio (17.2%); Michigan Portfolio (6.3%); Minnesota Portfolio (15.6%); New Jersey Portfolio (21.2%); Pennsylvania Portfolio (20.9%); and Texas Portfolio (30.2%). Distributions to corporate investors of certain interest income may also be subject to the AMT. For corporate shareholders of the Minnesota Fund, exempt interest dividends attributable to interest on all municipal obligations (whenever issued) eligible for exemption from regular Minnesota State personal income taxes are included in taxable income and in alternative minimum taxable income for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.


Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------


EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund, (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a Fund.

In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                     ANNUAL                  DAILY
  CATEGORY           DAILY NET ASSETS                                ASSET RATE              INCOME RATE
  -----------------------------------------------------------------------------------------------------------
  1                  up to $20 million                               0.100%                  1.00%
  2                  $20 million but less than $40 million           0.200%                  2.00%
  3                  $40 million but less than $500 million          0.300%                  3.00%
  4                  $500 million but less than $1 billion           0.275%                  2.75%
  5                  $1 billion but less than $1.5 billion           0.250%                  2.50%
  6                  $1.5 billion but less than $2 billion           0.225%                  2.25%
  7                  $2 billion but less than $3 billion             0.200%                  2.00%
  8                  $3 billion and over                             0.175%                  1.75%

For the fiscal year ended July 31, 1996, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                                                                    NET ASSETS AS OF
  PORTFOLIO                                                         JULY 31, 1996           ADVISORY FEE
  --------------------------------------------------------------------------------------------------------
  Arizona                                                           $129,861,547            0.41%
  Colorado                                                            45,415,574            0.26%(1)
  Connecticut                                                        187,616,885            0.43%
  Michigan                                                           173,464,608            0.43%
  Minnesota                                                           76,090,073            0.36%
  New Jersey                                                         386,244,341            0.47%
  Pennsylvania                                                       448,181,861            0.47%
  Texas                                                               24,366,836            0.10%(2)

(1) Absent a fee reduction, the Colorado Portfolio would have paid BMR advisory fees equivalent to 0.28%
    of average daily net asssets.
(2) Absent a fee reduction, the Texas Portfolio would have paid BMR advisory fees equivalent to 0.20% of average daily net asssets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Nicole Anderes has acted as the portfolio manager of the Connecticut Portfolio since January, 1994 and the Texas Portfolio since December 1, 1995. She joined Eaton Vance and BMR as a Vice President in January 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).


Timothy T. Browse has acted as the portfolio manager of the Michigan Portfolio since it commenced operations and the Pennsylvania Portfolio since December 1, 1995. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).


Cynthia J. Clemson has acted as the portfolio manager of the Arizona Portfolio since January 1, 1994 and the Colorado Portfolio since November 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Robert B. MacIntosh has acted as the portfolio manager of the New Jersey Portfolio since it commenced operations and the Minnesota Portfolio since November 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLANS
-------------------------------------------------------------------------------


EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each share sold and
(ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from a Fund pursuant to a Plan.

THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund, pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


During the fiscal year ended July 31, 1996, each Fund paid or accrued sales commissions under its Plan equivalent to .75% of such Fund's average daily net assets. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under each Fund's Plan amounted to approximately $4,265,000 (equivalent to 3.3% of net assets on such day) in the case of the Arizona Fund, $1,766,000 (equivalent to 4.1% of net assets on such day) in the case of the Colorado Fund, $6,538,000 (equivalent to 3.6% of net assets on such day) in the case of the Connecticut Fund, $5,075,000 (equivalent to 3.0% of net assets on such day) in the case of the Michigan Fund, $2,539,000 (equivalent to 3.4% of net assets on such day) in the case of the Minnesota Fund, $11,266,000 (equivalent to 3.0% of net assets on such day) in the case of the New Jersey Fund, $13,539,000 (equivalent to 3.1% of net assets on such day) in the case of the Pennsylvania Fund, and $757,000 (equivalent to 3.2% of net assets on such day) in the case of the Texas Fund.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended July 31, 1996, each Fund paid or accrued service fees as follows (as an annualized percentage of average daily net assets): Arizona Fund (0.16%); Colorado Fund (0.17%); Connecticut Fund (0.18%); Michigan Fund (0.18%); Minnesota Fund (0.17%); New Jersey Fund (0.17%); Pennsylvania Fund (0.17%); and Texas Fund (0.17%).

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including without limitation the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon [State name] Municipals Fund


        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Marathon [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plans", the CDSC will be paid to the Principal Underwriter or a Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

  YEAR OF
  REDEMPTION
  AFTER PURCHASE                                   CDSC
  ----------------------------------------------------------------------------
  First or Second                                  5%
  Third                                            4%
  Fourth                                           3%
  Fifth                                            2%
  Sixth                                            1%
  Seventh and following                            0%

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF A FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE IT WAS IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are distributed subject to a CDSC. Shares of each Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in States where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO (LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES) WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets (and, in the case of the Minnesota Portfolio, generally 95% or more) in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. The Minnesota Portfolio has no intention of investing in such obligations. The Connecticut Portfolio may invest in municipal obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which cannot be taxed by any State under federal law. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ARIZONA. Arizona's economy is primarily based on the service, high-tech manufacturing, construction and tourism industries, as well as the military. The State experienced rapid economic and population growth in the 1980s, which has slowed somewhat in the 1990s. The problems associated with such growth (air quality, transportation and public infrastructure) continue to be addressed by the State legislature. The State's unemployment rate in June 1996 was 5.3%, below the national rate of 5.4%.


The State's ability to raise revenues is limited by Constitutional and legislative restrictions on property tax increases. There is also a limit on annual spending. The State does not issue general obligation bonds, but relies on pay-as-you-go capital outlays, revenue bonds and certificates of participation to finance projects. Each of these projects is individually rated based on its specific creditworthiness.


ARIZONA TAXES. Based upon the advice of Arizona tax counsel, the management of the Fund believes that under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax.


Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.


COLORADO. Colorado's economy began to improve in the late 1980s, recovering from a recession largely caused by contractions in the energy, high technology and construction industries. The recovery has been fueled, in part, by large public construction projects, net in-migration, a healthy tourist economy, and increases in the wholesale and retail trade sector and the general services sector. Momentum is sufficient that the Office of State Planning and Budgeting has pronounced that Colorado's "slower growth pattern mimics that of the United States, although it is not as severe as the nation's", even though most of the large public works projects are completed and the boom in net migration begins to ease. Employment in the service and trade industries represents approximately 54.5% of the State's nonagricultural wage and salary jobs, and government employment represents approximately 15.9%. Manufacturing represents only 10.8% and, while total jobs in the sector is increasing, manufacturing is slowly falling as a percentage of total employment, due in part to a concentration in defense-related production. Colorado's unemployment rate was 4.1% in June 1996, below the national rate of 5.4%. Colorado added 50,000 jobs in the twelve months ended June 1996. There is no State general obligation debt outstanding.

COLORADO TAXES. In the opinion of Kutak Rock, special Colorado tax counsel to the Fund, provided that the Fund qualifies as a regulated investment company under the Code, and the Portfolio is treated as a partnership for federal income tax purposes, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentences, such as long or short-term capital gains, such distributions will not be exempt from Colorado income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

CONNECTICUT. Historically, Connecticut's economic structure has been concentrated in manufacturing, including a heavy component of defense-related industries, which increases the State's vulnerability to economic cycles and to declines in federal government defense spending. More recently, Connecticut's level of manufacturing activity has declined, but this has been partially offset by extensive urban development, a large insurance sector, relocations of corporate headquarters to Connecticut (specifically to Fairfield County), and the extension of other service sectors. As of June 1996, the unemployment rate in Connecticut on a seasonally adjusted basis was 4.8%, as compared to a rate of 5.4% nationwide.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. The State has about $6 billion of general obligation bonds outstanding, of which more than half have been issued for general State purposes. The remaining general obligation bonds were issued for highway construction, mass transit, and rental housing. Debt indicators have been rising and are high at $1,850 of net direct debt per capita. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.

General obligations of the State of Connecticut are rated AA-, Aa and AA by S&P, Moody's and Fitch, respectively.

CONNECTICUT TAXES. In the opinion of Day, Berry & Howard, special Connecticut tax counsel to the Connecticut Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax on the Connecticut taxable income of individuals, trusts, and estates in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on tax-exempt obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or on tax-exempt obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

Other distributions from the Connecticut Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut or its political subdivisions may not be subject to such tax. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent qualifying as exempt-interest dividends derived from obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other distributions from the Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Connecticut Fund on municipal bonds during the preceding year.


Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from Connecticut personal income tax and federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, except for any portion therof that might qualify for the dividends-received deduction provided under that tax, and all such distributions may be subject to state and local taxes in states other than Connecticut.


MICHIGAN. Michigan has long had a large representation in and is dominated by the automobile industry and related industries and tends to be more vulnerable to economic cycles than other states and the nation as a whole. For June 1996, Michigan's unemployment rate was 4.5%, as compared to the national rate of 5.4%. In March, 1994, Michigan voters approved changes to the tax system resulting in, among other things, an increase in the sales tax rate, a reduction in the income tax rate and the creation of a statewide property tax.

Michigan's general obligation debt is rated A1, AA and AA, by Moody's, S&P and Fitch, respectively.

MICHIGAN TAXES. The Michigan Fund has received an opinion from Butzel Long, special Michigan tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and City income taxes, Michigan single business tax and in the form of an investment exempt from the Michigan intangibles tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities. The opinion also provides that shares of the Michigan Fund will be exempt from the Michigan intangibles tax to the extent the Michigan Portfolio's assets consist of Michigan tax-exempt obligations and any other securities or obligations that are exempt from the Michigan intangibles tax. The Michigan intangibles tax is being phased out, thus, even if it applies to a portion of income from the Fund (for instance, due to non-Michigan investments), it is now reduced and will be eliminated by 1998.

MINNESOTA. Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions. Economic and State fiscal conditions have improved. As of August 1996, the State's adjusted unemployment rate was 3.8% compared with a national rate of 5.1%. Unaudited information indicates that the State ended fiscal year 1996 with a General Fund balance of $1.057 billion.

The State's general obligation bonds are rated Aaa, AA+ and AAA, by Moody's, S&P and Fitch, respectively. In March 1993, S&P revised the outlook on Minnesota debt from Negative to Stable.

MINNESOTA TAXES. In the opinion of Faegre & Benson, special Minnesota tax counsel to the Fund, provided that the Fund qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, exempt-interest dividends paid by the Fund will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts that are subject to Minnesota taxation to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"); provided, however, such exemption from the regular Minnesota personal income tax is available only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. For this purpose, provided that the Portfolio is taxed federally as a partnership and not as a corporation, the Fund will be treated as owning its proportionate share of the assets of the Portfolio and the income derived from such assets. The Fund and the Portfolio intend to invest their respective assets so that each will meet the 95% test. However, if the 95% test is not met, all exempt-interest dividends that are paid by the Fund will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends paid by the Fund are not derived from the Minnesota Sources referred to in the first sentence of this paragraph, they will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts.

Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. The Ohio Supreme Court, in a subsequent case involving the same taxpayer and the same issue, recently refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.


Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income. Accordingly, exempt-interest dividends that constitute tax preference items for purposes of the federal alternative minimum tax, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is derived from sources other than the Minnesota Sources described above also is subject to the Minnesota alternative minimum tax imposed on such individuals, estates and trusts. Furthermore, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those derived from the Minnesota Sources described above, will be subject to the Minnesota alternative minimum tax imposed on such shareholders.

Distributions from the Fund will be included in taxable income and in alternative minimum taxable income, for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. Such distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.


Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes or Minnesota alternative minimum tax purposes.

NEW JERSEY. The fiscal year 1996 budget (for the fiscal period ending June 30, 1996) includes total spending of $15.987 billion, or a 3.14% increase over fiscal 1995. In addition, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. Furthermore, on June 26, 1995, the New Jersey Legislature passed an additional 15% reduction that took effect January 1, 1996 for a total personal income tax cut of 30% since January 1, 1994. State officials estimate the revenue loss resulting from these tax cuts at over $1 billion for fiscal 1996. To accommodate the tax cut, the fiscal 1996 budget relies on non-recurring revenues and the use of prior years' surplus. Also a major focus of the spending reductions has been employer contributions to retiree health care and pension systems, which were cut by over $863 million in fiscal 1995. There can be no assurance that the tax cuts will not have an adverse impact on the State's finances and the demand for municipal bonds in the State.


New Jersey's general obligation debt is rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


NEW JERSEY TAXES. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund." The Fund has obtained an opinion of its special tax counsel, Wilentz, Goldman & Spitzer, P.A., that, provided the New Jersey Fund limits its investments to those described in this Prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

PENNSYLVANIA. Pennsylvania has long had a large representation in the steel, mining and manufacturing industries and adverse conditions in those or other significant industries within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth. In recent years Pennsylvania's economy has become more diversified with major new sources of growth in the service sector, including trade, medical and the health services, education and financial institutions. The unadjusted unemployment rate for Pennsylvania in June 1996 was 5.1% versus the June 1995 level of 5.9%.

The Governor's fiscal year 1997 proposed budget contained tax reductions totaling $60.2 million and certain cost reduction programs, particularly in the areas of public health and welfare. Under the 1997 budget, revenues receipts are expected to increase and approximately $95 million of surplus from 1996 are expected to be used. The fiscal year 1997 budget projects a $5 million fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.

Pennsylvania's general obligation debt is rated "AA-" by S&P and Fitch and "A1" by Moody's.

PENNSYLVANIA TAXES. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.


Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.


TEXAS. Employment in Texas continued to expand during the 1990s. During June 1996, non-farm employment in Texas was 8.3 million. Over the past year, Texas has gained more than 261,000 jobs, an increase of 3.3%, with most of the growth occurring in the services and trade sectors of the economy. Unemployment as of June 1996 was 5.9% versus the national rate of 5.4%.

The State finished the fiscal year ended August 31, 1995 with a $100 million operating deficit in the General Revenue Fund. The General Revenue Fund balance was $2.1 billion.


General obligations of Texas are rated AA, AA and AA+ by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.


TEXAS TAXES. Texas does not impose a state income tax on individuals. To the extent that distributions from the Texas Fund are included in a corporate shareholder's surplus, they will be subject to the Texas franchise tax that is based on net worth.

PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in the future will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implecation the change will have on the Puerto Rico economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for July 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994 which was still in place as of the date of this Prospectus.

                                                            [LOGO: EATON VANCE]
EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------


PROSPECTUS


DECEMBER 1, 1996



EV MARATHON ARIZONA MUNICIPALS FUND
EV MARATHON COLORADO MUNICIPALS FUND
EV MARATHON CONNECTICUT MUNICIPALS FUND
EV MARATHON MICHIGAN MUNICIPALS FUND
EV MARATHON MINNESOTA MUNICIPALS FUND
EV MARATHON NEW JERSEY MUNICIPALS FUND
EV MARATHON PENNSYLVANIA MUNICIPALS FUND
EV MARATHON TEXAS MUNICIPALS FUND

EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                      M-TFC12/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                EV TRADITIONAL
                               MUNICIPAL FUNDS

------------------------------------------------------------------------------

EV TRADITIONAL ARIZONA MUNICIPALS FUND            EV TRADITIONAL MINNESOTA MUNICIPALS FUND
EV TRADITIONAL COLORADO MUNICIPALS FUND           EV TRADITIONAL NEW JERSEY MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT MUNICIPALS FUND        EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND
EV TRADITIONAL MICHIGAN MUNICIPALS FUND           EV TRADITIONAL TEXAS MUNICIPALS FUND

THE EV TRADITIONAL MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THE STATE TAXES (IF ANY) DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated December 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

                                                      PAGE                                                          PAGE
Shareholder and Fund Expenses ......................    2    How to Redeem Fund Shares ..........................   16
The Funds' Financial Highlights ....................    3    Reports to Shareholders ............................   17
The Funds' Investment Objectives ...................    6    The Lifetime Investing Account/Distribution
Investment Policies and Risks ......................    6      Options ..........................................   17
Organization of the Funds and the Portfolios .......   10    The Eaton Vance Exchange Privilege .................   18
Management of the Funds and the Portfolios .........   11    Eaton Vance Shareholder Services ...................   19
Service Plans ......................................   13    Distributions and Taxes ............................   20
Valuing Fund Shares ................................   13    Performance Information ............................   21
How to Buy Fund Shares .............................   14    Appendix -- State Specific Information .............   22

-------------------------------------------------------------------------------
                      PROSPECTUS DATED DECEMBER 1, 1996

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     3.75%
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None


  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  ------------------------------------------------------------------------------------------------------------------------------
                                 ARIZONA     COLORADO    CONNECTICUT   MICHIGAN     MINNESOTA   NEW JERSEY PENNSYLVANIA   TEXAS
                                  FUND         FUND         FUND         FUND         FUND         FUND        FUND        FUND
                                 -------     --------    -----------   --------     ---------   -----------------------   -----
  Investment Adviser Fee
    (after any applicable fee
    reduction)                    0.41%        0.26%        0.43%        0.43%        0.36%        0.47%       0.47%       0.10%
  Other Expenses (including
    Service Plan Fees and
    after expense allocations)    0.56         0.50         0.16         0.50         0.39         0.13        0.21        0.52
                                  ----         ----         ----         ----         ----         ----        ----        ----
      Total Operating Expenses
        (after reductions)        0.97%        0.76%        0.59%        0.93%        0.75%        0.60%       0.68%       0.62%
                                  ====         ====         ====         ====         ====         ====        ====        ====

  EXAMPLE
  ------------------------------------------------------------------------------------------------------------------------------
  An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                 ARIZONA     COLORADO    CONNECTICUT   MICHIGAN     MINNESOTA   NEW JERSEY PENNSYLVANIA   TEXAS
                                  FUND         FUND         FUND         FUND         FUND         FUND        FUND        FUND
                                 -------     --------    -----------   --------     ---------   -----------------------   -----
   1 Year                         $ 47         $ 45         $ 43         $ 47         $ 45         $ 43        $ 44        $ 44
   3 Years                          67           61           56           66           61           56          58          57
   5 Years                          89           78           69           87           78           70          74          71
  10 Years                         152          128          109          148          127          110         119         112

NOTES:

The table and Example summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year, except that Service Plan Fees for the Arizona Fund, Colorado Fund, Michigan Fund, Minnesota Fund and Texas Fund are estimated for the current fiscal year. Absent a fee reduction and an expense allocation, respectively, the Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been 0.28%, 1.45% and 1.73%, respectively, for the Colorado Fund and 0.20%, 5.15% and 5.35%, respectively, for the Texas Fund. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 1.43% and 1.84%, respectively for the Arizona Fund; 1.68% and 2.11%, respectively for the Connecticut Fund; 1.27% and 1.70%, respectively, for the Michigan Fund; 1.23% and 1.59%, respectively, for the Minnesota Fund; 1.16% and 1.63%, respectively, for the New Jersey Fund; and 1.58% and 2.05%, respectively, for the Pennsylvania Fund.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Management of the Funds and the Portfolios" and "Service Plans."

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Eaton Vance Shareholder Services."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 12.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Funds' annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JULY 31,
                                 ------------------------------------------------------------------------------------------------
                                           ARIZONA FUND                     COLORADO FUND                  CONNECTICUT FUND
                                 -------------------------------    ----------------------------    -----------------------------
                                   1996        1995       1994*       1996        1995     1994*      1996       1995       1994*
                                 -------------------------------    ----------------------------    -----------------------------
NET ASSET VALUE, beginning
  of year                        $ 9.510     $ 9.390     $10.000    $ 9.230    $ 9.180   $10.000    $10.090    $10.100    $10.000
                                 -------     -------     -------    -------    -------   -------    -------    -------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $ 0.449     $ 0.432     $ 0.253    $ 0.471    $ 0.450   $ 0.256    $ 0.550    $ 0.553    $ 0.153
  Net realized and unrealized
    gain (loss) on investments     0.129       0.142      (0.563)     0.148      0.062++  (0.761)     0.133      0.012      0.111
                                 -------     -------     -------    -------    -------   -------    -------    -------    -------
    Total income (loss) from
      operations                 $ 0.578     $ 0.574     $(0.310)   $ 0.619    $ 0.512   $(0.505)   $ 0.683    $ 0.565    $ 0.264
                                 -------     -------     -------    -------    -------   -------    -------    -------    -------

LESS DISTRIBUTIONS:
  From net investment income     $(0.478)    $(0.432)    $(0.253)   $(0.479)   $(0.450)  $(0.256)   $(0.550)   $(0.553)   $(0.153)
  In excess of net investment
    income(4)                       --        (0.022)     (0.047)      --       (0.012)   (0.059)    (0.023)    (0.022)    (0.011)
                                 -------     -------     -------    -------    -------   -------    -------    -------    -------
    Total distributions          $(0.478)    $(0.454)    $(0.300)   $(0.479)   $(0.462)  $(0.315)   $(0.573)   $(0.575)   $(0.164)
                                 -------     -------     -------    -------    -------   -------    -------    -------    -------

NET ASSET VALUE, end of year     $ 9.610     $ 9.510     $ 9.390    $ 9.370    $ 9.230   $ 9.180    $10.200    $10.090    $10.100
                                 =======     =======     =======    =======    =======   =======    =======    =======    =======
TOTAL RETURN(2)                    6.25%       6.44%     (3.23)%      6.90%      5.89%   (5.22)%      6.87%      5.89%      2.66%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)                 $ 1,639     $ 2,465     $ 2,412    $ 2,330    $ 1,971   $ 2,342    $ 2,013    $ 1,115    $   163
  Ratio of net expenses
    to average daily net
    assets (1)(3)                  1.40%       1.60%       1.75%+     1.09%      1.26%     1.38%+     0.59%      0.51%      0.48%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(1)                   1.39%        --          --        1.05%        --       --        0.57%       --         --
  Ratio of net investment
    income to average daily
    net assets                     4.60%       4.73%       4.14%+     5.03%      5.04%     4.20%+     5.35%      5.46%      4.83%+

**For the periods indicated, the operating expenses of the Funds and the Portfolios may reflect a reduction in the advisory fee by the Investment Adviser and/or an allocation of expenses to the Administrator. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

  NET INVESTMENT INCOME (LOSS
    PER SHARE                    $ 0.364     $ 0.376     $ 0.181    $ 0.380    $ 0.368   $ 0.146    $ 0.393    $ 0.249     $(0.045)
                                 =======     =======     =======    =======    =======   =======    =======    =======     =======

  RATIOS (As a percentage of average daily net assets):
    Expenses(1)(3)                 2.27%       2.21%       2.93%+     2.06%      2.18%     3.18%+     2.11%      3.51%      6.73%+
    Expenses after custodian
    fee reduction(1)               2.26%        --          --        2.02%        --       --        2.09%       --         --
    Net investment income (loss)   3.73%       4.12%       2.96%+     4.06%      4.12%     2.40%+     3.82%      2.46%    (1.42)%+

                                                    (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                                       YEAR ENDED JULY 31,
                                 ------------------------------------------------------------------------------------------------
                                          MICHIGAN FUND                    MINNESOTA FUND                  NEW JERSEY FUND
                                 ------------------------------    ----------------------------    ------------------------------
                                   1996        1995       1994*      1996        1995     1994*      1996       1995       1994*
                                 ------------------------------    ----------------------------    ------------------------------
NET ASSET VALUE, beginning
  of year                        $ 9.260     $ 9.220    $10.000    $ 9.300    $ 9.370   $10.000    $ 9.980    $ 9.940    $10.000
                                 -------     -------    -------    -------    -------   -------    -------    -------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $ 0.454     $ 0.419    $ 0.261    $ 0.474    $ 0.440   $ 0.267    $ 0.579    $ 0.576    $ 0.161
  Net realized and unrealized
    gain (loss) on investments     0.156       0.063     (0.733)     0.104     (0.048)++ (0.582)     0.081      0.054     (0.044)++
                                 -------     -------    -------    -------    -------   -------    -------    -------    -------
    Total income (loss) from
      operations                 $ 0.610     $ 0.482    $(0.472)   $ 0.578    $ 0.392   $(0.315)   $ 0.660    $ 0.630    $ 0.117
                                 -------     -------    -------    -------    -------   -------    -------    -------    -------

LESS DISTRIBUTIONS:
  From net investment income     $(0.460)    $(0.419)   $(0.261)    (0.478)    (0.440)  $(0.267)   $(0.579)   $(0.576)   $(0.161)
  In excess of net investment
    income(4)                       --        (0.023)    (0.047)      --       (0.022)   (0.048)    (0.011)    (0.014)    (0.016)
                                 -------     -------    -------    -------    -------   -------    -------    -------    -------
    Total distributions          $(0.460)    $(0.442)   $(0.308)   $(0.478)   $(0.462)  $(0.315)   $(0.590)   $(0.590)   $(0.177)
                                 -------     -------    -------    -------    -------   -------    -------    -------    -------

NET ASSET VALUE, end of year     $ 9.410     $ 9.260    $ 9.220    $ 9.400    $ 9.300   $ 9.370    $10.050    $ 9.980    $ 9.940
                                 =======     =======    =======    =======    =======   =======    =======    =======    =======
TOTAL RETURN(2)                    6.76%       5.52%    (4.88)%      6.41%      4.45%   (3.29)%      6.71%      6.62%      1.19%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
    (000 omitted)                $ 1,651     $ 4,475    $ 6,366    $ 1,583    $ 3,688   $ 4,952    $ 3,488    $ 1,712    $   296
  Ratio of net expenses
    to average daily net
    assets (1)(3)                  1.44%       1.69%      1.69%+     1.24%      1.47%     1.51%+     0.60%      0.50%      0.43%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(1)                   1.43%        --         --        1.22%        --       --        0.59%       --          --
  Ratio of net investment
    income to average daily
    net assets                     4.62%       4.70%      4.18%+     4.95%      4.84%     4.33%+     5.68%      5.65%      4.11%+

**For the periods indicated, the operating expenses of the Funds and the Portfolios may reflect an allocation of expenses to the
  Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

  NET INVESTMENT INCOME (LOSS)
    PER SHARE                    $ 0.377     $ 0.398    $ 0.235    $ 0.394    $ 0.394   $ 0.209    $ 0.474    $ 0.375    $(0.237)
                                 =======     =======    =======    =======    =======   =======    =======    =======    =======

  RATIOS (As a percentage of average daily net assets):
    Expenses(1)(3)                 2.21%       1.92%      2.11%+     2.08%      1.98%     2.45%+     1.63%      2.47%     10.59%+
    Expenses after custodian
    fee reduction(1)               2.20%        --         --        2.06%        --       --        1.62%       --          --
    Net investment income (loss)   3.84%       4.47%      3.76%+     4.10%      4.33%     3.38%+     4.65%      3.68%    (6.05)%+

                                                    (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                                              YEAR ENDED JULY 31,
                                                  -------------------------------------------------------------------------------
                                                           PENNSYLVANIA FUND                              TEXAS FUND
                                                  -------------------------------------    --------------------------------------
                                                   1996          1995           1994*          1996          1995         1994*
                                                  -------------------------------------    --------------------------------------
NET ASSET VALUE, beginning of year                $ 9.980       $10.050         $10.000       $ 9.190       $ 9.230       $10.000
                                                  -------       -------         -------       -------       -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                           $ 0.593       $ 0.577         $ 0.044       $ 0.453       $ 0.455       $ 0.267
  Net realized and unrealized gain (loss) on
    investments                                     0.122        (0.062)++        0.104         0.158        (0.008)       (0.709)
                                                  -------       -------         -------       -------       -------       -------
    Total income (loss) from operations           $ 0.715       $ 0.515         $ 0.148       $ 0.611       $ 0.447       $(0.442)
                                                  -------       -------         -------       -------       -------       -------

LESS DISTRIBUTIONS:
  From net investment income                      $(0.585)      $(0.577)        $(0.044)      $(0.453)      $(0.455)      $(0.267)
  In excess of net investment income(4)            --            (0.008)         (0.054)       (0.028)       (0.032)       (0.061)
                                                  -------       -------         -------       -------       -------       -------
    Total distributions                           $(0.585)      $(0.585)        $(0.098)      $(0.481)      $(0.487)      $(0.328)
                                                  -------       -------         -------       -------       -------       -------

NET ASSET VALUE, end of year                      $10.110       $ 9.980         $10.050       $ 9.320       $ 9.190       $ 9.230
                                                  =======       =======         =======       =======       =======       =======
TOTAL RETURN(2)                                     7.28%         5.41%           1.49%         6.85%         5.16%       (4.61)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)           $ 3,035       $ 1,487         $    95       $   371       $   469       $ 1,147
  Ratio of net expenses to average daily net
    assets(1)(3)                                    0.68%         0.46%           1.69%+        1.06%         1.01%         1.08%+
  Ratio of net expenses to average daily net
    assets after custodian fee reduction(1)         0.53%         --              --            1.01%         --            --
  Ratio of net investment income to average
    daily net assets                                5.82%         5.58%           2.76%+        4.79%         5.25%         4.53%+

**For the periods indicated, the operating expenses of the Funds and the Portfolios may reflect a reduction in the advisory fee by the Investment Adviser and/or an allocation of expenses to the Administrator. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

  NET INVESTMENT INCOME (LOSS) PER SHARE          $ 0.453       $ 0.307         $(0.258)      $ 0.007       $ 0.254       $ 0.024
                                                  =======       =======         =======       =======       =======       =======

  RATIOS (As a percentage of average daily net assets):
    Expenses(1)(3)                                  1.93%         3.07%          20.95%+        5.79%         3.33%         5.20%+
    Expenses after custodian fee reduction(1)       1.78%         --              --            5.74%         --            --
    Net investment income (loss)                    4.56%         2.97%        (16.50)%+        0.06%         2.93%         0.41%+

Footnotes:
  *For the Arizona, Colorado, Connecticut, Michigan, Minnesota, New Jersey, Pennsylvania and Texas Funds, the Financial Highlights
   are for the period from the start of business, December 13, 1993, December 10, 1993, April 19, 1994, December 7, 1993, December
   9, 1993, April 13, 1994, June 1, 1994 and December 8, 1993, respectively, to July 31, 1994.
  +Annualized.
 ++The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2)Total return is calculated assuming purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(3)The expense ratios for the year ended July 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the periods ended on or before July 31, 1995 have not been adjusted to reflect this change.
(4)The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
   Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(5)Prior to February 1, 1996, the Arizona Fund, Colorado Fund, Michigan Fund, Minnesota Fund and Texas Fund each made distribution fee payments pursuant to a Distribution Plan.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV TRADITIONAL ARIZONA MUNICIPALS FUND (the "Arizona Fund") seeks to provide current income exempt from regular federal income tax and Arizona State personal income taxes. The Arizona Fund seeks to meet its objective by investing its assets in the Arizona Municipals Portfolio (the "Arizona Portfolio").

EV TRADITIONAL COLORADO MUNICIPALS FUND (the "Colorado Fund") seeks to provide current income exempt from regular federal income tax and Colorado State personal income taxes. The Colorado Fund seeks to meet its objective by investing its assets in the Colorado Municipals Portfolio (the "Colorado Portfolio").

EV TRADITIONAL CONNECTICUT MUNICIPALS FUND (the "Connecticut Fund") seeks to provide current income exempt from regular federal income tax and Connecticut State personal income taxes. The Connecticut Fund seeks to meet its objective by investing its assets in the Connecticut Municipals Portfolio (the "Connecticut Portfolio").

EV TRADITIONAL MICHIGAN MUNICIPALS FUND (the "Michigan Fund") seeks to provide current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax. The Michigan Fund seeks to meet its objective by investing its assets in the Michigan Municipals Portfolio (the "Michigan Portfolio").

EV TRADITIONAL MINNESOTA MUNICIPALS FUND (the "Minnesota Fund") seeks to provide current income exempt from regular federal income tax and regular Minnesota State personal income taxes. The Minnesota Fund seeks to meet its objective by investing its assets in the Minnesota Municipals Portfolio (the "Minnesota Portfolio").

EV TRADITIONAL NEW JERSEY MUNICIPALS FUND (the "New Jersey Fund") seeks to provide current income exempt from regular federal income tax and New Jersey State personal income taxes. The New Jersey Fund seeks to meet its objective by investing its assets in the New Jersey Municipals Portfolio (the "New Jersey Portfolio").

EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND (the "Pennsylvania Fund") seeks to provide current income exempt from regular federal income tax and Pennsylvania State and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Pennsylvania Fund seeks to meet its objective by investing its assets in the Pennsylvania Municipals Portfolio (the "Pennsylvania Portfolio").

EV TRADITIONAL TEXAS MUNICIPALS FUND (the "Texas Fund") seeks to provide current income exempt from regular federal income taxes. The Texas Fund seeks to meet its objective by investing its assets in the Texas Municipals Portfolio (the "Texas Portfolio"). The State of Texas does not impose a State income tax on individuals.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be. The Minnesota Portfolio intends to invest its assets so as to comply with the requirement that, in order for exempt interest dividends that are derived from interest income from specified Minnesota sources to be exempt from regular Minnesota State personal income taxes, 95% or more of the exempt interest dividends that are paid to all shareholders by the Minnesota Fund must be derived from such specified Minnesota sources.

At least 80% of the net assets of the New Jersey Portfolio, at least 75% of the net assets of the Colorado Portfolio, Connecticut Portfolio and Texas Portfolio, and at least 70% of the net assets of the Arizona Portfolio, Michigan Portfolio, Minnesota Portfolio and Pennsylvania Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% (in the case of the Minnesota Portfolio, generally 95% or more) of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at July 31, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Arizona Portfolio (8.0%); Colorado Portfolio (22.5%); Connecticut Portfolio (17.2%); Michigan Portfolio (6.3%); Minnesota Portfolio (15.6%); New Jersey Portfolio (21.2%); Pennsylvania Portfolio (20.9%); and Texas Portfolio (30.2%). Distributions to corporate investors of certain interest income may also be subject to the AMT. For corporate shareholders of the Minnesota Fund, exempt interest dividends attributable to interest on all municipal obligations (whenever issued) eligible for exemption from regular Minnesota State personal income taxes are included in taxable income and in alternative minimum taxable income for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.


Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.


Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.




ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a Fund.

In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------


EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                                     ANNUAL        DAILY
  CATEGORY          DAILY NET ASSETS                                                 ASSET RATE    INCOME RATE
  ---------------------------------------------------------------------------------------------------------------
  1                 up to $20 million                                                0.100%        1.00%
  2                 $20 million but less than $40 million                            0.200%        2.00%
  3                 $40 million but less than $500 million                           0.300%        3.00%
  4                 $500 million but less than $1 billion                            0.275%        2.75%
  5                 $1 billion but less than $1.5 billion                            0.250%        2.50%
  6                 $1.5 billion but less than $2 billion                            0.225%        2.25%
  7                 $2 billion but less than $3 billion                              0.200%        2.00%
  8                 $3 billion and over                                              0.175%        1.75%


For the fiscal year ended July 31, 1996, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                                                                       NET ASSETS AS OF
  PORTFOLIO                                                            JULY 31, 1996         ADVISORY FEE
  ------------------------------------------------------------------------------------------------------------
  Arizona                                                              $129,861,547          0.41%
  Colorado                                                               45,415,574          0.26%(1)
  Connecticut                                                           187,616,885          0.43%
  Michigan                                                              173,464,608          0.43%
  Minnesota                                                              76,090,073          0.36%
  New Jersey                                                            386,244,341          0.47%
  Pennsylvania                                                          448,181,861          0.47%
  Texas                                                                  24,366,836          0.10%(2)

(1) Absent a fee reduction, the Colorado Portfolio would have paid BMR advisory fees equivalent to 0.28% of average daily net assets.
(2) Absent a fee reduction, the Texas Portfolio would have paid BMR advisory fees equivalent to 0.20% of average daily net assets.

BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with assets under management of over $16 billion.Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Nicole Anderes has acted as the portfolio manager of the Connecticut Portfolio since January, 1994 and the Texas Portfolio since December 1, 1995. She joined Eaton Vance and BMR as a Vice President in January 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).


Timothy T. Browse has acted as the portfolio manager of the Michigan Portfolio since it commenced operations and the Pennsylvania Portfolio since December 1, 1995. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).


Cynthia J. Clemson has acted as the portfolio manager of the Arizona Portfolio since January 1, 1994 and the Colorado Portfolio since November 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Robert B. MacIntosh has acted as the portfolio manager of the New Jersey Portfolio since it commenced operations and the Minnesota Portfolio since November 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


SERVICE PLANS
-------------------------------------------------------------------------------


In addition to advisory fees and other expenses, each Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. EACH FUND'S PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented each Fund's Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .20% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. For the fiscal year ended July 31, 1996, each Fund paid or accrued service fees (as a percentage of average daily net assets) as follows: Arizona Fund (0.18%); Colorado Fund (0.20%); Connecticut Fund (0.06%); Michigan Fund (0.15%); Minnesota Fund (0.15%); New Jersey Fund (0.05%); Pennsylvania Fund (0.05%); and Texas Fund (0.17%). A portion of the service fee payments made by the Arizona, Colorado, Michigan, Minnesota and Texas Funds was paid pursuant to a prior version of the Plan. The Plan is described further in the Statement of Additional Information.


VALUING FUND SHARES
------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. A Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                                                                SALES CHARGE           SALES CHARGE          DEALER COMMISSION
                                                                AS PERCENTAGE OF       AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED       OFFERING PRICE
  ---------------------------------------------------------------------------------------------------------------------------------
  Less than $50,000                                             3.75%                  3.90%                 4.00%
  $50,000 but less than $100,000                                2.75                   2.83                  3.00
  $100,000 but less than $250,000                               2.25                   2.30                  2.50
  $250,000 but less than $500,000                               1.75                   1.78                  2.00
  $500,000 but less than $1,000,000                             1.25                   1.27                  1.50
  $1,000,000 or more                                            0.00*                  0.00*                 0.50

*No sales charge is payable at the time of purchase on investments of $1 million or more, or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC")
 of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of a Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; and bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


    IN THE CASE OF BOOK ENTRY:


    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company
    For A/C EV Traditional [State name] Municipals Fund


    IN THE CASE OF PHYSICAL DELIVERY:


    Investors Bank & Trust Company
    Attention: EV Traditional [State name] Municipals Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. Certain shares of the Arizona Fund, Colorado Fund, Michigan Fund, Minnesota Fund and Texas Fund purchased prior to February 1, 1996 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a CDSC equal to 1% of the net asset value of redeemed shares. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be paid to the Principal Underwriter.


The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. In addition, the CDSC applicable to shares of the Arizona Fund, Colorado Fund, Michigan Fund, Minnesota Fund and Texas Fund purchased prior to February 1, 1996 will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of a Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of a Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds advised or administered by Eaton Vance may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------


THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO (LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES) WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios also do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. Each Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets (and, in the case of the Minnesota Portfolio, generally 95% or more) in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. The Minnesota Portfolio has no intention of investing in such obligations. The Connecticut Portfolio may invest in municipal obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which cannot be taxed by any State under federal law. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ARIZONA. Arizona's economy is primarily based on the service, high-tech manufacturing, construction and tourism industries, as well as the military. The State experienced rapid economic and population growth in the 1980s, which has slowed somewhat in the 1990s. The problems associated with such growth (air quality, transportation and public infrastructure) continue to be addressed by the State legislature. The State's unemployment rate in June 1996 was 5.3%, below the national rate of 5.4%.


The State's ability to raise revenues is limited by Constitutional and legislative restrictions on property tax increases. There is also a limit on annual spending. The State does not issue general obligation bonds, but relies on pay-as-you-go capital outlays, revenue bonds and certificates of participation to finance projects. Each of these projects is individually rated based on its specific creditworthiness.

ARIZONA TAXES. Based upon the advice of Arizona tax counsel, the management of the Fund believes that under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax.

Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.


COLORADO. Colorado's economy began to improve in the late 1980s, recovering from a recession largely caused by contractions in the energy, high technology and construction industries. The recovery has been fueled, in part, by large public construction projects, net in-migration, a healthy tourist economy, and increases in the wholesale and retail trade sector and the general services sector. Momentum is sufficient that the Office of State Planning and Budgeting has pronounced that Colorado's "slower growth pattern mimics that of the United States, although it is not as severe as the nation's", even though most of the large public works projects are completed and the boom in net migration begins to ease. Employment in the service and trade industries represents approximately 54.5% of the State's nonagricultural wage and salary jobs, and government employment represents approximately 15.9%. Manufacturing represents only 10.8% and, while total jobs in the sector is increasing, manufacturing is slowly falling as a percentage of total employment, due in part to a concentration in defense-related production. Colorado's unemployment rate was 4.1% in June 1996, below the national rate of 5.4%. Colorado added 50,000 jobs in the twelve months ended June 1996. There is no State general obligation debt outstanding.


COLORADO TAXES. In the opinion of Kutak Rock, special Colorado tax counsel to the Fund, provided that the Fund qualifies as a regulated investment company under the Code, and the Portfolio is treated as a partnership for federal income tax purposes, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentences, such as long or short-term capital gains, such distributions will not be exempt from Colorado income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.


CONNECTICUT. Historically, Connecticut's economic structure has been concentrated in manufacturing, including a heavy component of defense-related industries, which increases the State's vulnerability to economic cycles and to declines in federal government defense spending. More recently, Connecticut's level of manufacturing activity has declined, but this has been partially offset by extensive urban development, a large insurance sector, relocations of corporate headquarters to Connecticut (specifically to Fairfield County), and the extension of other service sectors. As of June 1996, the unemployment rate in Connecticut on a seasonally adjusted basis was 4.8%, as compared to a rate of 5.4% nationwide.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. The State has about $6 billion of general obligation bonds outstanding, of which more than half have been issued for general State purposes. The remaining general obligation bonds were issued for highway construction, mass transit, and rental housing. Debt indicators have been rising and are high at $1,850 of net direct debt per capita. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.

General obligations of the State of Connecticut are rated AA-, Aa and AA by S&P, Moody's and Fitch, respectively.

CONNECTICUT TAXES. Based upon the advice of tax counsel, the management of the Connecticut Fund believes that under Connecticut law, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax on the Connecticut taxable income of individuals, trusts, and estates in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on tax-exempt obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or on tax-exempt obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

Other distributions from the Connecticut Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut or its political subdivisions may not be subject to such tax. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent qualifying as exempt-interest dividends derived from obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other distributions from the Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Connecticut Fund on municipal bonds during the preceding year.


Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from Connecticut personal income tax and federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, except for any portion therof that might qualify for the dividends-received deduction provided under that tax, and all such distributions may be subject to state and local taxes in states other than Connecticut.


MICHIGAN. Michigan has long had a large representation in and is dominated by the automobile industry and related industries and tends to be more vulnerable to economic cycles than other states and the nation as a whole. For June 1996, Michigan's unemployment rate was 4.5%, as compared to the national rate of 5.4%. In March, 1994, Michigan voters approved changes to the tax system resulting in, among other things, an increase in the sales tax rate, a reduction in the income tax rate and the creation of a statewide property tax.


Michigan's general obligation debt is rated A1, AA and AA, by Moody's, S&P and Fitch, respectively.


MICHIGAN TAXES. The Michigan Fund has received an opinion from Butzel Long, special Michigan tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and City income taxes, Michigan single business tax and in the form of an investment exempt from the Michigan intangibles tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities. The opinion also provides that shares of the Michigan Fund will be exempt from the Michigan intangibles tax to the extent the Michigan Portfolio's assets consist of Michigan tax-exempt obligations and any other securities or obligations that are exempt from the Michigan intangibles tax. The Michigan intangibles tax is being phased out, thus, even if it applies to a portion of income from the Fund (for instance, due to non-Michigan investments), it is now reduced and will be eliminated by 1998.

MINNESOTA. Minnesota relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions. Economic and State fiscal conditions have improved. As of August 1996, the State's adjusted unemployment rate was 3.8% compared with a national rate of 5.1%. Unaudited information indicates that the State ended fiscal year 1996 with a General Fund balance of $1.057 billion.

The State's general obligation bonds are rated Aaa, AA+ and AAA, by Moody's, S&P and Fitch, respectively. In March 1993, S&P revised the outlook on Minnesota debt from Negative to Stable.

MINNESOTA TAXES. In the opinion of Faegre & Benson, special Minnesota tax counsel to the Fund, provided that the Fund qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, exempt-interest dividends paid by the Fund will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts that are subject to Minnesota taxation to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under section 852(b)(5) of the Internal Revenue Code which are derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"); provided, however, such exemption from the regular Minnesota personal income tax is available only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. For this purpose, provided that the Portfolio is taxed federally as a partnership and not as a corporation, the Fund will be treated as owning its proportionate share of the assets of the Portfolio and the income derived from such assets. The Fund and the Portfolio intend to invest their respective assets so that each will meet the 95% test. However, if the 95% test is not met, all exempt-interest dividends that are paid by the Fund will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends paid by the Fund are not derived from the Minnesota Sources referred to in the first sentence of this paragraph, they will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts.

Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. The Ohio Supreme Court, in a subsequent case involving the same taxpayer and the same issue, recently refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income. Accordingly, exempt-interest dividends that constitute tax preference items for purposes of the federal alternative minimum tax, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is derived from sources other than the Minnesota Sources described above also is subject to the Minnesota alternative minimum tax imposed on individuals, estates and trusts. Furthermore, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those derived from the Minnesota Sources described above, will be subject to the Minnesota alternative minimum tax imposed on such shareholders.


Distributions from the Fund will be included in taxable income and in alternative minimum taxable income, for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. Such distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.


Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes or Minnesota alternative minimum tax purposes.

NEW JERSEY. The fiscal year 1996 budget (for the fiscal period ending June 30, 1996) includes total spending of $15.987 billion, or a 3.14% increase over fiscal 1995. In addition, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. Furthermore, on June 26, 1995, the New Jersey Legislature passed an additional 15% reduction that took effect January 1, 1996 for a total personal income tax cut of 30% since January 1, 1994. State officials estimate the revenue loss resulting from these tax cuts at over $1 billion for fiscal 1996. To accommodate the tax cut, the fiscal 1996 budget relies on non-recurring revenues and the use of prior years' surplus. Also a major focus of the spending reductions has been employer contributions to retiree health care and pension systems, which were cut by over $863 million in fiscal 1995. There can be no assurance that the tax cuts will not have an adverse impact on the State's finances and the demand for municipal bonds in the State.


New Jersey's general obligation debt is rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


NEW JERSEY TAXES. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund." The Fund has obtained an opinion of its special tax counsel, Wilentz, Goldman & Spitzer, P.A., that, provided the New Jersey Fund limits its investments to those described in this Prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

PENNSYLVANIA. Pennsylvania has long had a large representation in the steel, mining and manufacturing industries and adverse conditions in those or other significant industries within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth. In recent years Pennsylvania's economy has become more diversified with major new sources of growth in the service sector, including trade, medical and the health services, education and financial institutions. The unadjusted unemployment rate for Pennsylvania in June 1996 was 5.1% versus the June 1995 level of 5.9%.

The Governor's fiscal year 1997 proposed budget contained tax reductions totaling $60.2 million and certain cost reduction programs, particularly in the areas of public health and welfare. Under the 1997 budget, revenues receipts are expected to increase and approximately $95 million of surplus from 1996 are expected to be used. The fiscal year 1997 budget projects a $5 million fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.

Pennsylvania's general obligation debt is rated "AA-" by S&P and Fitch and "A1" by Moody's.


PENNSYLVANIA TAXES. Based upon the advice of tax counsel, the management of the Pennsylvania Fund believes that under Pennsylvania law interest derived by the Pennsylvania Fund from obligations which are statutorily free from taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and (ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.


TEXAS. Employment in Texas continued to expand during the 1990s. During June 1996, non-farm employment in Texas was 8.3 million. Over the past year, Texas has gained more than 261,000 jobs, an increase of 3.3%, with most of the growth occurring in the services and trade sectors of the economy. Unemployment as of June 1996 was 5.9% versus the national rate of 5.4%.

The State finished the fiscal year ended August 31, 1995 with a $100 million operating deficit in the General Revenue Fund. The General Revenue Fund balance was $2.1 billion.


General obligations of Texas are rated AA, AA and AA+ by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

TEXAS TAXES. Texas does not impose a state income tax on individuals. To the extent that distributions from the Texas Fund are included in a corporate shareholder's surplus, they will be subject to the Texas franchise tax that is based on net worth.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in the future will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rico economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for July 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994, which was still in place as of the date of this Prospectus.

                                                            [LOGO: EATON VANCE]
EV TRADITIONAL
MUNICIPAL
FUNDS



PROSPECTUS


DECEMBER 1, 1996


EV TRADITIONAL ARIZONA MUNICIPALS FUND
EV TRADITIONAL COLORADO MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT MUNICIPALS FUND
EV TRADITIONAL MICHIGAN MUNICIPALS FUND
EV TRADITIONAL MINNESOTA MUNICIPALS FUND
EV TRADITIONAL NEW JERSEY MUNICIPALS FUND
EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND
EV TRADITIONAL TEXAS MUNICIPALS FUND

EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                      T-TFC12/1P

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        December 1, 1996

                         EV MARATHON MUNICIPAL FUNDS
EV MARATHON ARIZONA MUNICIPALS FUND                   EV MARATHON MINNESOTA MUNICIPALS FUND
EV MARATHON COLORADO MUNICIPALS FUND                  EV MARATHON NEW JERSEY MUNICIPALS FUND
EV MARATHON CONNECTICUT MUNICIPALS FUND               EV MARATHON PENNSYLVANIA MUNICIPALS FUND
EV MARATHON MICHIGAN MUNICIPALS FUND                  EV MARATHON TEXAS MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), its corresponding Portfolio and certain other series of Eaton Vance Municipals Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                                                      Page
                                    PART I
Additional Information about Investment Policies .............          1
Investment Restrictions ......................................          7
Trustees and Officers ........................................          9
Investment Adviser and Administrator .........................         10
Custodian ....................................................         13
Service for Withdrawal .......................................         14
Determination of Net Asset Value .............................         14
Investment Performance .......................................         14
Taxes ........................................................         16
Principal Underwriter ........................................         18
Distribution Plan ............................................         18
Portfolio Security Transactions ..............................         20
Other Information ............................................         22
Independent Certified Public Accountants .....................         23
Financial Statements .........................................         23
Appendix .....................................................         24


                                   PART II
EV Marathon Arizona Municipals Fund ..........................        a-1
EV Marathon Colorado Municipals Fund  ........................        b-1
EV Marathon Connecticut Municipals Fund ......................        c-1
EV Marathon Michigan Municipals Fund .........................        d-1
EV Marathon Minnesota Municipals Fund ........................        e-1
EV Marathon New Jersey Municipals Fund .......................        f-1
EV Marathon Pennsylvania Municipals Fund .....................        g-1
EV Marathon Texas Municipals Fund ............................        h-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED DECEMBER 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I


    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The November, 1995 unemployment rate was 13.4%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. Furthermore, federal policymakers have proposed the total elimination of
Section 936, phased out over ten years, as a budget-balancing measure. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands USVI are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of June, 1996, unemployment stood at 4.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. During this past hurricane season, several hurricanes caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, is up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).


CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund; the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular State. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (39), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (51), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (33), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.

    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II.

                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.


    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT, 89 South Street, Boston, Massachusetts acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchaed on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of the CDSC which are imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses); - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended July 31, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.


    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.


    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.


                              DISTRIBUTION PLAN


    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and of the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .95% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II.


                              OTHER INFORMATION


    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS


    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent Annual Report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended July 31, 1996, as previously filed electronically with the Commission:

                     EV Marathon Arizona Municipals Fund
                     EV Marathon Colorado Municipals Fund
                   EV Marathon Connecticut Municipals Fund
                     EV Marathon Michigan Municipals Fund
                    EV Marathon Minnesota Municipals Fund
                    EV Marathon New Jersey Municipals Fund
                   EV Marathon Pennsylvania Municipals Fund
                      EV Marathon Texas Municipals Fund
                     (Accession No. 0000950135-96-004171)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.




----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


                       STANDARD & POOR'S RATINGS GROUP


INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                        FITCH INVESTORS SERVICE, INC.


INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON ARIZONA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arizona State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arizona Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Arizona considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arizona issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arizona issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The ability of Arizona and its political subdivisions to respond to the ever-increasing burdens placed upon them by the growth of the 1980's has been limited, in part, by Constitutional and legislative restrictions on property tax increases and limitations on annual expenditure increases. Subject to certain exceptions, the maximum amount of property taxes levied by any Arizona county, city, town or community college district for their operations and maintenance expenditures cannot exceed the amount levied in a preceding year by more than two percent. Certain taxes are specifically exempt from this limit, including taxes levied for debt service payments. Annual property tax levies for the payment of general obligation bonded indebtedness are unlimited as to rate or amount. However, there are Constitutional limitations on the aggregate amount of general obligation bonded indebtedness an Arizona municipality may incur, and these limitations could impede a municipality's ability to respond to the needs of a fast-growing population for additional public facilities and services.


    Arizona State government general fund revenue growth in fiscal year 1995 increased 4.6%, while expenditures increased 12.5%. The State general fund ended fiscal year 1995 with a fund balance of $305.0 million. Fiscal year 1996 is expected to close with a general fund balance of $335 million. The 1997 budget shows a slight slowdown in growth.

    The 1995 legislature enacted a $200 million income tax reduction package and has committed to enact a $200 million property tax reduction package in 1996. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase State revenue. Accordingly, it will be more difficult to reverse the current and planned tax reductions, which may adversely affect State fund balances and fiscal conditions.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $129,861,547. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $574,999 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $629,148 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $505,544 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $247,645 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,028,216 and the Principal Underwriter received approximately $623,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,265,000 (which amount was equivalent to 3.3% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $217,493, of which $216,342 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $1,432.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $22,534 on portfolio security transactions aggregating $181,351,480 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........      $687          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)         153,750(5)
Norton H. Reamer ..........       628           1,645            142,500
John L. Thorndike .........       636           1,729            147,500
Jack L. Treynor ...........       681           1,683            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from July 25, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***       7/25/91*      $1,000        $1,437.06        $1,427.06        43.71%        7.49%         42.71%        7.34%
5 Years
Ended
7/31/96***        7/31/91       $1,000        $1,424.28        $1,404.28        42.43%        7.33%         40.43%        7.03%
1 Year
Ended
7/31/96           7/31/95       $1,000        $1,061.69        $1,011.69         6.17%        6.17%          1.17%        1.17%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on July 25, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.54%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.54% would be 6.94%, assuming a combined federal and State tax rate of 34.59%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Arizona Tax Free Fund to EV Marathon Arizona Tax Free Fund on February 1, 1994 and to EV Marathon Arizona Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arizona State income tax laws and tax rates applicable for 1996.

                                            COMBINED
                                             FEDERAL                         A FEDERAL AND ARIZONA STATE
                                               AND                               TAX EXEMPT YIELD OF:
 SINGLE RETURN           JOINT RETURN        ARIZONA      4%        4.5%        5%        5.5%        6%       6.5%       7%
-------------------  ---------------------  STATE TAX  ------------------------------------------------------------------------
          (TAXABLE INCOME*)                 BRACKET+                  IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------  ---------  ------------------------------------------------------------------------
     Up to $ 24,000         Up to $ 40,100   17.98%       4.88%      5.49%      6.10%      6.71%     7.31%     7.92%     8.53%
$ 24,001 - $ 58,150    $ 40,101 - $ 96,900   31.74        5.86       6.59       7.33       8.06      8.79      9.52     10.26
$ 58,151 - $121,300    $ 96,901 - $147,700   34.59        6.12       6.88       7.64       8.41      9.17      9.94     10.70
$121,301 - $263,750    $147,701 - $263,750   39.58        6.62       7.45       8.28       9.10      9.93     10.76     11.59
      Over $263,750          Over $263,750   42.98        7.02       7.89       8.77       9.65     10.52     11.40     12.28


 *Net amount subject to federal and Arizona personal income tax after deductions and exemptions.

 +The combined federal and Arizona tax brackets are calculated using the highest Arizona tax rate within each bracket.
  Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Arizona taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are
  15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arizona State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arizona personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arizona personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON COLORADO MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Colorado State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Colorado Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Colorado considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Colorado issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Colorado issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Large public works projects, a pickup in the housing sector and growth in the trade and services industries led to moderate employment gains for the State during the early 1990's. For July 1996, the adjusted unemployment rate was 4.1% versus the 5.4% national average for the same month. Certain areas of manufacturing, however, have been adversely impacted by the prolonged U.S. downturn and by relatively heavy reliance on defense contracts and military payroll. For 1996, the State's job growth is expected to slow to 3.2%.

    The major revenue sources of the State are the individual income tax and the general sales and use tax. Because of limitations contained in the State constitution, the State of Colorado issues no general obligation bonds. Several agencies and instrumentalities of State government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities or to enter into lease-purchase financings which are subject to annual appropriation. Additionally, the State is authorized to issue short-term revenue anticipation notes. To the extent the Portfolio holds debt of local units of government whose revenues may rely in part on distributions from the State, the fiscal health of the State will have an indirect affect on the Portfolio. The State is required to have a balanced budget each fiscal year. Therefore, in the event of a funding gap, the State must cut expenditures and/or raise revenues. The latter is difficult, especially since the passage of the TABOR Amendment (see below). Strong growth in income tax and sales tax collections recently contributed to larger increases in the unreserved fund balance in fiscal year 1994. The State had revenue collections which exceeded expenditures by $38 million. In fiscal year 1994-95, revenues exceeded expenditures by $94 million. The general fund reserve was $276 million, or roughly 7.6% of total annual appropriations. Revenues for the 1995-96 fiscal year increased 6.8%, a slowdown from the 7.3% pace in fiscal year 1995. This slowdown is expected to continue. Expenditures increased more than revenues, exceeding revenues by $144.6 million. The creation of the Controlled Maintenance Trust Fund per a new statute required a $196 million transfer. This is reflected in the increased expenditures. The Controlled Maintenance Trust Fund will be used for maintenance on State administration buildings, courts, and higher education facilities.


    There are approximately 1,800 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, sewer and other special districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major sources of revenue for payment of indebtedness are the ad valorem property tax, which presently is imposed and collected solely at the local level, although the State is also authorized to levy the tax, sales and use taxes, and revenue from special projects. Residential real property is presently assessed at 10.36% of its actual value. All other property is assessed at 29% of its actual value except producing mines and oil and gas properties. Oil and gas properties are assessed at 87.5%.

    A 1992 amendment to the State Constitution (the "TABOR Amendment") restricts growth of State and local government spending to the rate of inflation plus growth (as measured by population, school enrollment, or construction depending on the government entity); and requires voter approval of all new taxes or tax increases and the issuance of most types of debt. Though the TABOR Amendment is not expected to have an immediate effect on the credit quality of state and local governments, it will likely reduce the financial flexibility of all levels of government in Colorado over time. In particular, local governments dependent on taxes on residential property are being squeezed between the TABOR Amendment requirements of voter approval for increased mill levies and an earlier State Constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21% to 10.36% over the past 8 years. Younger or rapidly growing municipalities with large infrastructure requirements may have particular difficulty finding the revenues needed to finance their growth.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $45,415,574. For the fiscal year ended July 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $130,068 (equivalent to 0.28% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $7,886. For the fiscal year ended July 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $128,496 (equivalent to 0.28% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $69,064. For the ten months ended July 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $67,224 (equivalent to 0.23% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $31,504. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $151,854 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $335,453 and the Principal Underwriter received approximately $194,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,766,000 (which amount was equivalent to 4.1% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $73,771, of which $73,703 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $900 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $13,997 on portfolio security transactions aggregating $72,328,156 to firms which provided some research services to BMR of its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........       $34           $343(2)         $142,500(4)
Samuel L. Hayes, III ......        32            316(3)          153,750(5)
Norton H. Reamer ..........        31            314             142,500
John L. Thorndike .........        32            318             147,500
Jack L. Treynor ...........        34            341             147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since November 18, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from August 25, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund***          8/25/92*      $1,000        $1,247.97        $1,217.97         24.80%        5.80%         21.80%        5.14%
1 Year
Ended
7/31/96***       7/31/95       $1,000        $1,064.65        $1,014.65          6.46%        6.46%         1.46%         1.46%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on August 25, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.79%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.79% would be 7.31%, assuming a combined federal and State tax rate of 34.45%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 6.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Colorado Tax Free Fund to EV Marathon Colorado Tax Free Fund on February 1, 1994 and to EV Marathon Colorado Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Colorado State income tax laws and tax rates applicable for 1996.

                                                                               A FEDERAL AND COLORADO STATE
                                              COMBINED                             TAX EXEMPT YIELD OF:
 SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
-------------------  ---------------------    CO STATE     --------------------------------------------------------------------
          (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------  -------------  --------------------------------------------------------------------
     Up to $ 24,000         Up to $ 40,100     19.25%        4.95%     5.57%     6.19%     6.81%     7.43%     8.05%     8.67%
$ 24,001 - $ 58,150    $ 40,101 - $ 96,900     31.60         5.85      6.58      7.31      8.04      8.77      9.50     10.23
$ 58,151 - $121,300    $ 96,901 - $147,700     34.45         6.10      6.86      7.63      8.39      9.15      9.92     10.68
$121,301 - $263,750    $147,701 - $263,750     39.20         6.58      7.40      8.22      9.05      9.87     10.69     11.51
    Over   $263,750        Over   $263,750     42.62         6.97      7.84      8.71      9.59     10.46     11.33     12.20


 *Net amount subject to federal and Colorado personal income tax after deductions and exemptions.


 +The Colorado income tax rate is 5%. The combined tax brackets assume that Colorado taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Colorado State income taxes) for taxpayers with adjusted gross income in excess $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Colorado personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Colorado personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION


                                   PART II


    This Part II provides information about EV MARATHON CONNECTICUT MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Connecticut State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Connecticut Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION


    The following information as to certain Connecticut considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Connecticut issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Connecticut issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Although the manufacturing sector (primarily aircraft engines, helicopters and submarines) has traditionally been of prime economic importance to Connecticut, the non-manufacturing sector of employment now dominate the State's economy. Approximately 82% of the State's non-agricultural employment is in the non-manufacturing sector, with 29% of the total in the service sector, 22% in the wholesale and retail trade sector, and 14% in the government sector. Defense-related business plays an important role in the Connecticut economy, and defense awards to Connecticut have traditionally been among the highest in the nation on a per capita basis. However, in recent years the federal government has reduced defense-related spending which has had an adverse impact on the Connecticut economy.

    For 1995, the unemployment rate in Connecticut on a seasonally adjusted basis was 5.2%, compared to 5.8% for the nation. Throughout 1995, the State experienced little in the way of substantial job growth. For July 1996, the unemployment rate was 4.7%, down from 5.5% in 1995. Despite this, Connecticut continues to have the highest per capita income of any state, reaching 133.8% of the U.S. average in 1994.

    The State derives over 65% of its revenues from taxes imposed by the State. For the fiscal year 1995, the two taxes that generated the greatest amount of revenue were the personal income tax and the sales and use tax representing 41.4% and 37.8%, respectively, of total net tax revenues. The tax revenues remained fairly stagnant, with the exception of the sales and use tax which increased 8.6%. In order to promote economic stability and provide a positive business climate, several tax changes were adopted during the 1993 legislative session. Among the most significant changes were gradual reductions to the corporation business tax rate of 11.5%, which reductions have since been accelerated and increased so that for tax years commencing on or after January 1, 2000 such rate will be 7.5%.

    For the fiscal year 1995, the State experienced a general fund operating surplus of $80.5 million and had accumulated a GAAP-basis deficit of $577 million. As of April 1, 1996, the Comptroller had projected an operating deficit of $22.3 million for the fiscal year 1996.

    The State, its officers and employees are defendants in numerous lawsuits. According to the State Attorney General's Office, an adverse decision in any of the cases summarized herein could materially affect the State's financial position: (i) an action to enforce the spending cap provision of the State's constitution by seeking to require that the General Assembly define certain terms used therein and to enjoin certain increases in "general budget expenditures" until this is done; (ii) litigation on behalf of black and hispanic school children in the City of Hartford seeking "integrated education" within the greater Hartford metropolitan area; (iii) litigation involving claims by Indian tribes to less than 1/10 of 1% of the State's land area; (iv) litigation challenging the State's method of financing elementary and secondary public schools on the grounds that it denies equal access to education; (v) an action on behalf of all persons with retardation or traumatic brain injury, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services;
(vi) an action by the Connecticut Hospital Association and 33 hospitals seeking to require the State to reimburse hospitals for in-patient medical services on a more favorable basis; (vii) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; and (viii) an action by inmates of the Department of Correction seeking damages and injunctive relief with respect to alleged violations of statutory and constitutional rights as a result of the monitoring and recording of their telephone calls from the State's correctional institutions.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $187,616,885. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $841,092 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $835,605 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $635,227 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $288,971 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,415,229 and the Principal Underwriter received approximately $580,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $6,538,000 (which amount was equivalent to 3.6% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $332,082, of which $330,320 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $1,747.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $33,097 on portfolio security transactions aggregating $237,056,390 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........      $687          $2,197(2)        $142,500(4)
Samuel L. Hayes, III ......       632           2,288(3)         153,750(5)
Norton H. Reamer ..........       628           2,242            142,500
John L. Thorndike .........       636           2,334            147,500
Jack L. Treynor ...........       681           2,330            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $819 of deferred compensation.
(3) Includes $773 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994) and Vice President and Manager -- Municipal Research, Roosevelt & Cross (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***       5/1/92*     $1,000        $1,264.73         $1,244.73         26.47%        5.68%         24.47%        5.29%
1 Year
Ended
7/31/96          7/31/95      $1,000        $1,063.04         $1,013.04          6.30%        6.30%          1.30%        1.30%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on May 1, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.50%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.50% would be 6.83%, assuming a combined federal and State tax rate of 34.11%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 20.1% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Connecticut Tax Free Fund to EV Marathon Connecticut Tax Free Fund on February 1, 1994 and to EV Marathon Connecticut Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Connecticut State income tax laws and tax rates applicable for 1996.

                                                                             A FEDERAL AND CONNECTICUT STATE
SINGLE RETURN             JOINT RETURN         COMBINED                           TAX EXEMPT YIELD OF:
-------------------  ----------------------   FEDERAL AND       4%       4.5%      5%      5.5%      6%      6.5%      7%
                                               CT STATE     -----------------------------------------------------------------
          (TAXABLE INCOME*)                  TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------
     Up to $ 24,000          Up to $ 40,100     18.25%         4.89%     5.50%     6.12%    6.73%    7.34%    7.95%    8.56%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900     31.24          5.82      6.54      7.27     8.00     8.73     9.45    10.18
$ 58,151 - $121,300     $ 96,901 - $147,700     34.11          6.07      6.83      7.59     8.35     9.11     9.86    10.62
$121,301 - $263,750     $147,701 - $263,750     38.88          6.54      7.36      8.18     9.00     9.82    10.63    11.45
      Over $263,750           Over $263,750     42.32          6.93      7.80      8.67     9.54    10.40    11.27    12.14

 *Net amount subject to federal and Connecticut personal income tax after eductions and exemptions.

 +The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $52,500 and joint filers up to $100,500. The combined tax brackets assume that
  Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
  above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Connecticut State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Connecticut personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Connecticut personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MICHIGAN MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax. The Fund currently seeks to achieve its investment objective by investing its assets in the Michigan Municipals Portoflio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Michigan considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Michigan issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Michigan issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State's economy is overly dependent on the manufacturing sector, more specifically the auto industry. Manufacturing accounts for 23% of total employment as compared to the national average of 17%. The dependency on manufacturing makes the State economy overly susceptible to economic downturns. For June 1996, the State unemployment rate was 4.5% as compared to the national average of 5.4%. Modest employment growth is projected for 1996 and 1997. An improving economy and successful cost containment have enabled the State to improve its financial position. For 1995, the Budget Stabilization Fund was slightly greater than $1.0 billion and is projected to reach $1.1 billion for 1996. The Governor has proposed reducing individual and business income taxes. For 1996, revenues are estimated to grow 4.7% while expenditures will grow by a similar rate.


    In March, 1994, Michigan voters approved a change in the tax system. The most significant provisions were an increase in the sales tax rate from 4% to 6%, a reduction in the income tax rate from 4.6% to 4.4% and the creation of a statewide property tax. These changes are expected to provide sufficient revenues to offset the elimination of property taxes for school district operating purposes. There can be no assurance that school districts will receive sufficient revenues to be able to service any limited tax bonds they may have outstanding and which may be held by the Portfolio.



    Under the State Constitution, the Legislature is prohibited from raising taxes if doing so would cause total State revenues (except federal aid) to exceed 10% of State personal income. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two- thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the State, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the State from reducing the proportion of total State spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The State may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.


    Under the State Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be increased at the Consumer Price Index rate. Conversely, if taxable property values rise slower than consumer prices, tax rates may be raised accordingly, but never higher than the rate authorized on December 23, 1978, without elector approval.

    The ability of the State to pay the principal and interest on its general obligation bonds may be affected by the limitations described above. Similarly, the ability of local units to levy taxes to pay the principal of and interest on their general obligations is subject to the constitutional, statutory and charter limits described below.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $173,464,608. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $795,032 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $856,258 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $721,041 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $163,807 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,364,186 and the Principal Underwriter received approximately $655,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,075,000 (which amount was equivalent to 3.0% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $332,353, of which $330,741 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $2,147.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended July 31, 1996 and 1995, and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                          AGGREGATE      AGGREGATE       TOTAL COMPENSATION
                         COMPENSATION   COMPENSATION       FROM TRUST AND
  NAME                    FROM FUND    FROM PORTFOLIO      FUND COMPLEX
  ----                   ------------  --------------    ------------------
  Donald R. Dwight ........ $687          $2,091(2)           $142,500(4)
  Samuel L. Hayes, III ....  632           2,192(3)            153,750(5)
  Norton H. Reamer ........  628           2,147               142,500
  John L. Thorndike .......  636           2,238               147,500
  Jack L. Treynor .........  681           2,228               147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from April 19, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD         DATE      INVESTMENT     ON 7/31/96        ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  -----------  -----------  ---------------  ----------------  ------------  ------------  ------------  ------------
Life of
the Fund***       4/19/91*     $1,000        $1,403.81        $1,393.81           40.38%      6.62%           39.38%      6.48%
5 Years
Ended
7/31/96***        7/31/91      $1,000        $1,377.63        $1,357.63           37.76%      6.62%           35.76%      6.31%
1 Year
Ended
7/31/96           7/31/95      $1,000        $1,065.04        $1,015.04            6.50%      6.50%            1.50%      1.50%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on April 19, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.38%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.38% would be 6.84%, assuming a combined federal and State tax rate of 35.93%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 24.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% of more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Michigan Tax Free Fund to EV Marathon Michigan Tax Free Fund on February 1, 1994 and to EV Marathon Michigan Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax, Michigan State income tax, Michigan State intangibles tax and Michigan City income tax laws and tax rates applicable for 1996.

                                                                                   A FEDERAL AND MICHIGAN STATE
                                           COMBINED                                     TAX EXEMPT YIELD OF:
     SINGLE RETURN   JOINT RETURN         FEDERAL AND         4%       4.5%         5%       5.5%         6%       6.5%        7%
-------------------  ---------------       MI STATE           --------------------------------------------------------------------
          (TAXABLE INCOME)*              TAX BRACKET+                       IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------------------------
   Up to   $ 24,000       Up to   $40,100     21.08%         5.07%      5.70%      6.34%      6.97%      7.60%      8.24%      8.87%
$ 24,001 - $ 58,150   $ 40,101 - $ 96,900     33.15          5.98       6.73       7.48       8.23       8.98       9.72      10.47
$ 58,151 - $121,300   $ 96,901 - $147,700     35.93          6.24       7.02       7.80       8.58       9.37      10.15      10.93
$121,301 - $263,750   $147,701 - $263,750     40.58          6.73       7.57       8.41       9.26      10.10      10.94      11.78
    Over   $263,750       Over   $263,750     43.92          7.13       8.02       8.92       9.81      10.70      11.59      12.48

* Net amount subject to federal and Michigan personal income tax after deductions and exemptions.

+ The combined tax brackets include a Michigan tax rate of 4.4%, Michigan City income tax rate of 1% (which may vary by city), and a Michigan intangibles tax rate of 1.75%, and assume that Michigan State and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Michigan State and local income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Michigan personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Michigan personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MINNESOTA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Minnesota State income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Minnesota Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Minnesota considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Minnesota issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Minnesota issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State's diverse economy has continued to outperform the nation, as evidenced by the State's employment growth in the early 1990s. For August 1996, the unemployment rate was 3.8% compared to the national average of 5.1%. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Portfolio are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


    At the local level, the property tax base has recovered after its growth was slowed in many communities in the early 1990s by an overcapacity in certain segments of the commercial real estate market. Local finances are also affected by the amount of state aid that is made available. Further, various of the issuers within the State of Minnesota, as well as the State of Minnesota itself, whose securities may be purchased by the Portfolio, may now or in the future be subject to lawsuits involving material amounts. It is impossible to predict the outcome of these lawsuits. Any losses with respect to these lawsuits may have an adverse impact on the ability of these issuers to meet their obligations.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $76,090,073. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $295,178 (equivalent to 0.36% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $310,489 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $228,154 (equivalent to 0.36% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $152,015 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $585,606 and the Principal Underwriter received approximately $351,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,539,000 (which amount was equivalent to 3.4% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $132,036, of which $131,927 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $1,137.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $21,625 on portfolio security transactions aggregating $104,595,026 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                           AGGREGATE      AGGREGATE          TOTAL COMPENSATION
                          COMPENSATION   COMPENSATION          FROM TRUST AND
  NAME                     FROM FUND    FROM PORTFOLIO          FUND COMPLEX
  ----                    ------------  --------------       ------------------
  Donald R. Dwight ........   $343         $1,129(2)              $142,500(4)
  Samuel L. Hayes, III ....    316          1,308(3)               153,750(5)
  Norton H. Reamer ........    314          1,268                  142,500
  John L. Thorndike .......    318          1,348                  147,500
  Jack L. Treynor .........    341          1,274                  147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from July 29, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996.

                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***       7/29/91*      $1,000        $1,321.11        $1,311.11        32.11%        5.72%         31.11%         5.56%
5 Years
Ended
7/31/96***        7/31/91       $1,000        $1,326.38        $1,306.38        32.64%        5.81%         30.64%         5.49%
1 Year
Ended
7/31/96           7/31/95       $1,000        $1,060.04        $1,010.04         6.00%        6.00%          1.00%         1.00%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on July 29, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.81%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.81% would be 7.62%, assuming a combined federal and State tax rate of 36.87%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 7.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Minnesota Tax Free Fund to EV Marathon Minnesota Tax Free Fund on February 1, 1994 and to EV Marathon Minnesota Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and regular Minnesota State personal income tax laws and tax rates for 1996.

                                                                                A FEDERAL AND MINNESOTA STATE
                                           COMBINED                                  TAX EXEMPT YIELD OF:
     SINGLE RETURN   JOINT RETURN         FEDERAL AND      4%       4.5%         5%       5.5%         6%       6.5%        7%
-------------------  ---------------       MN STATE        --------------------------------------------------------------------
          (TAXABLE INCOME)*              TAX BRACKET+                    IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------------------
   Up to   $ 24,000       Up to   $40,100   21.80%          5.12%      5.75%      6.39%      7.03%      7.67%      8.31%      8.95%
$ 24,001 - $ 58,150   $ 40,101 - $ 96,900   34.12           6.07       6.83       7.59       8.35       9.11       9.87      10.63
$ 58,151 - $121,300   $ 96,901 - $147,700   36.87           6.34       7.13       7.92       8.71       9.50      10.30      11.09
$121,301 - $263,750   $147,701 - $263,750   41.44           6.83       7.68       8.54       9.39      10.25      11.10      11.95
    Over   $263,750       Over   $263,750   44.73           7.24       8.14       9.05       9.95      10.86      11.76      12.67

*Net amount subject to federal and Minnesota personal income tax after deductions and exemptions.

+ The first two combined tax brackets are calculated using the highest Minnesota tax rate within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above.
  The combined tax brackets assume that Minnesota taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Minnesota State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Minnesota personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Minnesota personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Minnesota personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Minnesota alternative minimum taxes. The illustrations assume that the federal and Minnesota alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON NEW JERSEY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and New Jersey State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the New Jersey Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain New Jersey considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New Jersey issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New Jersey issuers. Neither the Trust nor the Portfolio has independently verified this information.


    New Jersey has a well diversified economy and high wealth levels. Per capita income ranks as the second highest in the nation at 28% above the U.S. average. The State's economy benefits from its proximity to New York and other major eastern seaboard cities. New Jersey's economy, like most states, suffered during the recent recession with unemployment increasing and surpassing the national average. New Jersey's adjusted unemployment rate for July 1996 was 6.1% compared to 5.4% nationally.

    The State ended fiscal 1993 with an $855 million surplus, approximately half of which was used in the 1994 budget. 1994 had an appropriation for all funds of $15.7 billion, up 4.8% from fiscal 1993 revised appropriations of $14.7 billion. Both years benefited from $412 million in nonrecurring revenues from retroactive federal Medicaid payments. After the Legislature reduced the Governor's fiscal 1994 requests by $182 million, about half the $855 million fiscal 1993 total surplus was used for fiscal 1994, with a June 30, 1994 forecast of $416 million -- $110 million allocated to the General Fund and over $305 million to rainy day and taxpayer relief funds.


    In 1994, New Jersey adopted a 5% personal income tax cut retroactive to January 1, 1994. In 1995, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. On June 26, 1995, the New Jersey State Legislature passed an additional 15% reduction to take effect January 1, 1996. State officials estimate the revenue loss resulting from these tax cuts at over $1 billion for fiscal 1996. To accommodate the tax cut, the fiscal 1996 budget would rely on non-recurring revenues and the use of prior years' surplus. Furthermore, a major focus of the spending reductions has been employer contributions to retiree health care and pension systems which were cut by over $863 million in fiscal 1995. There can be no assurance that the tax cuts will not have an adverse impact on the State's finances and the demand for municipal bonds in the State.


    In fiscal year 1995, expenditure control was a major factor with the implementation of an income tax reduction. Operations were stronger than budgeted. An operating deficit of $335.8 million was incurred instead of the budgeted $555.0 million.

    In fiscal year 1996, it is projected to be another year of operating deficits, which will continue to draw down the State's general fund balances. Revenue growth is projected to be slower than expected. One-time revenue measures will account for approximately 3.5% of budget.

    In fiscal year 1997, New Jersey will implement the last phase of its $1.25 billion multi-year personal income tax cut. The State will continue to restrain state spending through agency and program cuts. The budget will be balanced with the use of about $300 million of one-shot revenues, which is equivalent to 2% of the budget.


    General obligation bonds of New Jersey are the primary method for New Jersey financing of capital projects. These bonds are backed by the full faith and credit of New Jersey. New Jersey tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by New Jersey without prior voter approval, except that, pursuant to a constitutional amendment, no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of the outstanding debt of New Jersey, so long as such law requires that the refinancing provided debt service savings. The New Jersey Constitution also provides that no voter approval is required for debt issued for purposes of war, to repel invasion, to suppress insurrection or to meet an emergency caused by disaster or act of God. Capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

    Other State-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the State. The rental for such buildings is equal to the debt service relating thereto plus payments in lieu of real estate taxes. Legislation provides for future appropriations for State aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for State aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities.

    The authorizing legislation for various State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible State entities. Currently, there are two such entities available for State appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The State provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or insufficient to cover all property tax requirements. These are numerous other State-created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.

    The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within three months of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes State officials to supervise fiscal administration in any municipality facing financial difficulties.

                               FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $386,244,341. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $1,878,801 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $1,944,340 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $1,609,137 (equivalent to 0.46% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $619,140 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $2,975,687 and the Principal Underwriter received approximately $1,352,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $11,266,000 (which amount was equivalent to 3.0% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $680,396, of which $677,550 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $4,345 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $41,780 on portfolio security transactions aggregating $276,203,309 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........      $687          $3,634(2)        $142,500(4)
Samuel L. Hayes, III ......       632           3,613(3)         153,750(5)
Norton H. Reamer ..........       628           3,560            142,500
John L. Thorndike .........       636           3,668            147,500
Jack L. Treynor ...........       681           3,761            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $1,351 of deferred compensation.
(3) Includes $1,236 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from January 8, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***       1/8/91*     $1,000        $1,438.21         $1,428.31         43.83%        6.76%         42.83%        6.62%
5 Years
Ended
7/31/96***       7/31/91      $1,000        $1,362.89         $1,342.89         36.29%        6.39%         34.29%        6.07%
1 Year
Ended
7/31/96          7/31/95      $1,000        $1,057.43         $1,007.43          5.74%        5.74%          0.74%        0.74%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on January 8, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.73%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.73% would be 7.32%, assuming a combined federal and State tax rate of 35.40%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 10.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance New Jersey Tax Free Fund to EV Marathon New Jersey Tax Free Fund on February 1, 1994 and to EV Marathon New Jersey Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New Jersey State income tax laws and tax rates applicable for 1996.

                                                                           A FEDERAL AND NEW JERSEY STATE
                                            COMBINED                            TAX EXEMPT YIELD OF:
 SINGLE RETURN           JOINT RETURN     FEDERAL AND        4%       4.5%       5%       5.5%       6%       6.5%      7%
-----------------  --------------------    NJ STATE     ---------------------------------------------------------------------
        (TAXABLE INCOME)*                TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------  -------------  ---------------------------------------------------------------------
   Up to $ 24,000        Up to $ 40,100      16.49%        4.79%     5.39%     5.99%     6.59%     7.18%     7.78%     8.38%
$ 24,001-$ 58,150     $ 40,101-$ 96,900      31.98%        5.88      6.62      7.35      8.09      8.82      9.56     10.29
$ 58,151-$121,300     $ 96,901-$147,700      35.40%        6.19      6.97      7.74      8.51      9.29     10.06     10.84
$121,301-$263,750     $147,701-$263,750      40.08%        6.68      7.51      8.34      9.18     10.01     10.85     11.68
    Over $263,750         Over $263,750      43.45%        7.07      7.96      8.84      9.73     10.61     11.49     12.38

*Net amount subject to federal and New Jersey personal income tax after eductions and exemptions.

+The combined federal and New Jersey tax brackets are calculated using the highest New Jersey tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including New Jersey State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and New Jersey personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New Jersey personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON PENNSYLVANIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Pennsylvania State and local income taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Pennsylvania Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Pennsylvania considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Pennsylvania issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania continues, however, to have a greater percentage of its workers employed in manufacturing than the national average, leaving the economy somewhat cyclical and vulnerable to recessionary forces. During 1995, manufacturing accounted for 18% of employment. For July 1996, the adjusted unemployment rate for Pennsylvania was 5.1% as compared to the July, 1995 level of 5.9%. Per capita income in Pennsylvania for 1994 of $22,196 was higher than the per capita income of the United States of $21,699.

Revenues and Expenditures. Pennsylvania utilizes the fund method of accounting. The General Fund, the State's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1995 with a balance of $688 million.

    The Governor's fiscal year 1997 proposed budget contained tax reductions totaling $60.2 million and certain cost reduction programs, particularly in the areas of public health and welfare. Under the 1997 budget, revenue receipts are expected to increase and approximately $95 million of surplus from 1996 are expected to be used. The fiscal year 1997 budget projects a $5 million fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.

    The Pennsylvania Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes, operators' license fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, reconstruction, maintenance and repair of and safety on highways and bridges and for the payment of debt service on obligations incurred for such purposes. The Motor License Fund is the fund through which such revenues are accounted for and expended.

Pennsylvania Debt. The current Constitutional provisions pertaining to the Pennsylvania debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years (this debt need not be approved by the electorate) and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

    Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes, which must mature within the fiscal year of issuance. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The State is not permitted to fund deficits between fiscal years with any form of debt. All year end deficit balances must be funded within the succeeding fiscal year's budget.


    Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years.


State-Related Obligations. Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of December 31, 1995 include the Delaware River Joint Toll Bridge Commission ($55.1 million), the Delaware River Port Authority ($185.5 million), the Pennsylvania Economic Development Financing Authority ($1,050.8 million), the Pennsylvania Energy Development Authority ($121.0 million), the Pennsylvania Higher Education Assistance Agency ($1,408.8 million), the Pennsylvania Higher Education Facilities Authority ($2,115.1 million), the Pennsylvania Industrial Development Authority ($344.8 million), the Pennsylvania Infrastructure Investment Authority ($213.1 million), the Pennsylvania Turnpike Commission ($1,228.7 million), the Philadelphia Regional Port Authority ($62.6 million) and the State Public School Building Authority ($316.2 million).

    The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,165 million of bonds outstanding at December 31, 1995, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.

Litigation. Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically.


    There is extensive general legislation applying to local government. For example, the Local Government Unit Debt Act provides for uniform debt limits for local government units, including municipalities and school districts, and prescribes methods of incurring, evidencing, securing and collecting debt. Under the Local Government Unit Debt Act, the ability of Pennsylvania municipalities and school districts to engage in general obligation borrowing without electoral approval is generally limited by their recent revenue collection experience. Generally such subdivisions can levy real property taxes unlimited as to rate or amount to pay debt service on general obligation borrowings.

    Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues.

    Municipal authorities and industrial development authorities are widespread in Pennsylvania. An authority is organized by a municipality acting singly or jointly with another municipality and is governed by a board appointed by the governing unit of the creating municipality or municipalities. Typically, authorities are established to acquire, own and lease or operate one or more projects and to borrow money and issue revenue bonds to finance them.

    As of the date of this Statement of Additional Information, the City of Philadelphia's general obligations are rated Ba, B and BB, by Moody's, S&P and Fitch, respectively.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $448,181,861. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $2,262,320 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $2,416,419 (equivalent to 0.48% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $2,054,802 (equivalent to 0.46% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $430,940 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $3,552,652 and the Principal Underwriter received approximately $1,882,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $13,539,000 (which amount was equivalent to 3.1% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $814,722, of which $812,144 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $6,050 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $106,001 on portfolio security transactions aggregating $688,954,042 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their excution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994 the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........      $687          $3,845(2)        $142,500(4)
Samuel L. Hayes, III ......       632           3,807(3)         153,750(5)
Norton H. Reamer ..........       628           3,753            142,500
John L. Thorndike .........       636           3,864            147,500
Jack L. Treynor ...........       681           3,971            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $1,439 of deferred compensation.
(3) Includes $1,236 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since December 1, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from January 8, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund***           1/8/91*     $1,000        $1,437.13         $1,427.13         43.71%        6.74%         42.71%        6.61%
5 Years
Ended
7/31/96***       7/31/91      $1,000        $1,365.06         $1,345.06         36.51%        6.42%         34.51%        6.11%
1 Year
Ended
7/31/96          7/31/95      $1,000        $1,060.76         $1,010.76          6.08%        6.08%          1.08%        1.08%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on January 8, 1991.
 ** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.94%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.94% would be 8.04%, assuming a combined federal and State tax rate of 38.52%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 14.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Pennsylvania Tax Free Fund to EV Marathon Pennsylvania Tax Free Fund on February 1, 1994 and to EV Marathon Pennsylvania Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding 6% under the regular federal income tax and Pennsylvania State and local tax laws in effect for 1996.

                                                                                TAXABLE YIELD NEEDED TO MATCH 6% FREE OF
                                                                           --------------------------------------------------
                                                                                                             FEDERAL, STATE,
         1994 TAXABLE INCOME                                                 FEDERAL      FEDERAL, STATE       COUNTY AND
-------------------------------------------     FEDERAL         STATE       AND STATE       AND COUNTY        PHILADELPHIA
SINGLE RETURN             JOINT RETURN        INCOME TAX     INCOME TAX       TAXES          TAXES (1)          TAXES (2)
-------------------  ----------------------  -------------  -------------  ------------  -----------------  -----------------
     Up to $ 24,000          Up to $ 40,100     15.00%          2.80%          7.26%           7.80%              8.24%
$ 24,001 - $ 58,150     $ 40,101 - $ 96,900     28.00           2.80           8.57            9.20               9.73
$ 58,151 - $121,300     $ 96,901 - $147,700     31.00           2.80           8.95            9.60              10.15
$121,301 - $263,750     $147,701 - $263,750     36.00           2.80           9.65           10.36              10.94
      Over $263,750           Over $263,750     39.60           2.80          10.22           10.97              11.59
-----------------------------------------------------------------------------------------------------------------------------

Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties. (2) Includes a 4 mil county personal property and a 4.86% Philadelphia school income tax. The equivalent yields assume that the Pennsylvania state and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.

Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions (including Pennsylvania State and local taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets and taxable equivalent yields also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective federal tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Pennsylvania State and local income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON TEXAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Texas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Texas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Texas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Texas issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Once largely dependent on the drilling, production, refining, chemical and energy-related manufacturing sectors, the economy of Texas has diversified with the major source of job growth in the State now being the service-producing sector (which includes transportation and public utilities, finance, insurance and real estate, trade, services, and government). The Texas economy continues to outpace the nation, adding 290,000 jobs in 1995. Continued job growth is expected. The unemployment rate of 5.7% for July 1996, is just above the national average of 5.4%. Over the past decade, the population of Texas grew at a rate twice as fast as that of the entire United States. Currently the third largest state in the nation, Texas is expected to move into second place by the late 1990's.

    The Texas legislature passed a $80 billion biennial budget for fiscal years 1996 and 1997. The new budget includes no new tax increases. Historically, the primary sources of the State's revenues have been sales taxes, mineral severance taxes and Federal grants. The beginning fiscal 1996 cash balance was $2.1 billion. The State has no personal or corporate income tax, although the State does impose a corporate franchise tax based on the amount of a corporation's capital and surplus. A bill was passed by the legislature reforming educational aid. Also, the State provided additional funding construction for poor districts. For the fiscal year ended August 1995, net revenues increased 7.3% while net expenditures increased 12.1%, this decreased the general fund balance to $2.1 billion from $2.2 billion in 1994.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $24,366,836. For the fiscal year ended July 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $55,086 (equivalent to 0.20% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $27,295. For the fiscal year ended July 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $56,319 (equivalent to 0.21% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $18,606. For the ten months ended July 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $31,214 (equivalent to 0.17% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $35,347. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, $46,683 and $85,239, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in
Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended July 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $30,561 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $199,982 and the Principal Underwriter received approximately $110,000 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $757,000 (which amount was equivalent to 3.2% of the Fund's net assets on such date). During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $44,196, of which $44,186 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $260 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $5,915 on portfolio security transactions aggregating $40,706,177 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO      FUND COMPLEX
----                         ------------   --------------   ------------------
Donald R. Dwight ..........       $34           $343(2)         $142,500(4)
Samuel L. Hayes, III ......        32            316(3)          153,750(5)
Norton H. Reamer ..........        31            314             142,500
John L. Thorndike .........        32            318             147,500
Jack L. Treynor ...........        34            341             147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since December 1, 1995. She joined BMR and Eaton Vance as a Vice President in January 1994. Ms. Anderes is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from March 24, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996.


                                             VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           VALUE BEFORE      VALUE AFTER             DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC           THE MAXIMUM CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC**   --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 7/31/96       ON 7/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***     3/24/92*     $1,000        $1,325.72        $1,305.72        32.57%          6.68%         30.57%         6.31%
1 Year
Ended
7/31/96***      7/31/95      $1,000        $1,065.96        $1,015.96         6.60%          6.60%          1.60%         1.60%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on March 24, 1992.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.81%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.81% would be 6.97%, assuming a federal tax rate of 31%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


                                    TAXES

    In most every state which has an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Texas adopts an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Texas state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Texas state income tax.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 22.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Texas Tax Free Fund to EV Marathon Texas Tax Free Fund on February 1, 1994 and to EV Marathon Texas Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 4% to 7% under the regular federal income tax laws that apply to 1996.

IF THE TAXABLE          OR THE TAXABLE
   INCOME ON               INCOME ON         YOU ARE IN                    IN YOUR BRACKET, A TAX-FREE YIELD OF
  YOUR SINGLE             YOUR JOINT        THIS FEDERAL      4%       4.5%       5%       5.5%       6%       6.5%       7%
  RETURN IS*              RETURN IS*           BRACKET                 EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
------------------------------------------  -------------  --------------------------------------------------------------------
     Up to $ 24,000         Up to $ 40,100      15.0%        4.71%     5.29%     5.88%     6.47%     7.06%     7.65%     8.24%
$ 24,001 - $ 58,150    $ 40,101 - $ 96,900      28.0         5.56      6.25      6.94      7.64      8.33      9.03      9.72
$ 58,151 - $121,300    $ 96,901 - $147,700      31.0         5.80      6.52      7.25      7.97      8.70      9.42     10.14
$121,301 - $263,750    $147,701 - $263,750      36.0         6.25      7.03      7.81      8.59      9.38     10.16     10.94
    Over   $263,750        Over   $263,750      39.6         6.62      7.45      8.28      9.11      9.93     10.76     11.59

*Net amount subject to federal personal income tax after deductions and exemptions.

Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not take into account the phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. This table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

[LOGO: EATON VANCE]

EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION



DECEMBER 1, 1996


EV MARATHON ARIZONA MUNICIPALS FUND

EV MARATHON COLORADO MUNICIPALS FUND

EV MARATHON CONNECTICUT MUNICIPALS FUND

EV MARATHON MICHIGAN MUNICIPALS FUND

EV MARATHON MINNESOTA MUNICIPALS FUND

EV MARATHON NEW JERSEY MUNICIPALS FUND

EV MARATHON PENNSYLVANIA MUNICIPALS FUND

EV MARATHON TEXAS MUNICIPALS FUND


EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                    M-TFC12/1SAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        December 1, 1996


                        EV TRADITIONAL MUNICIPAL FUNDS

EV TRADITIONAL ARIZONA MUNICIPALS FUND       EV TRADITIONAL MINNESOTA MUNICIPALS FUND
EV TRADITIONAL COLORADO MUNICIPALS FUND      EV TRADITIONAL NEW JERSEY MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT MUNICIPALS FUND   EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND
EV TRADITIONAL MICHIGAN MUNICIPALS FUND      EV TRADITIONAL TEXAS MUNICIPALS FUND

                              24 Federal Street
                             Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), its corresponding Portfolio and certain other series of Eaton Vance Municipals Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                                                            Page
                                    PART I
Additional Information about Investment Policies .........................     1
Investment Restrictions ..................................................     7
Trustees and Officers ....................................................     9
Investment Adviser and Administrator .....................................    10
Custodian ................................................................    13
Services for Accumulation ................................................    14
Service for Withdrawal ...................................................    14
Determination of Net Asset Value .........................................    14
Investment Performance ...................................................    15
Taxes ....................................................................    17
Principal Underwriter ....................................................    18
Service Plan .............................................................    19
Portfolio Security Transactions ..........................................    20
Other Information ........................................................    21
Independent Certified Public Accountants .................................    23
Financial Statements .....................................................    23
Appendix .................................................................    24


                                   PART II
EV Traditional Arizona Municipals Fund ...................................   a-1
EV Traditional Colorado Municipals Fund ..................................   b-1
EV Traditional Connecticut Municipals Fund ...............................   c-2
EV Traditional Michigan Municipals Fund ..................................   d-1
EV Traditional Minnesota Municipals Fund .................................   e-1
EV Traditional New Jersey Municipals Fund ................................   f-1
EV Traditional Pennsylvania Municipals Fund ..............................   g-1
EV Traditional Texas Municipals Fund .....................................   h-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED DECEMBER 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I


    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions;
(ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The November, 1995 unemployment rate was 13.4%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan, Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. Furthermore, federal policymakers have proposed the total elimination of Section 936, phased out over ten years, as a budget-balancing measure. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of June 1996, unemployment stood at 4.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. During this past hurricane season, several hurricanes caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, is up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain muncipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either
(i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.

WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in
Section 5(b) of the Investment Company Act of 1940, as amended, (the "1940 Act") and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.


REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses, including finders' fees. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into
(i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund; the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular State. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

DONALD R. DWIGHT, (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.


SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134


NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (39), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV.
  Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (51), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS, (65) Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (33), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.


    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.


    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions,
(xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's
Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.


    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT, 89 South Street, Boston, Massachusetts acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                          SERVICES FOR ACCUMULATION


    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.


Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $30,000 of the Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (which includes the maximum sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period, with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. Yield calculations assume a maximum sales charge equal to 3.75% of the public offering price. Actual yield may be affected by variations in sales charges on investments. A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current maximum offering price per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended July 31, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code
Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.


    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.


    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC for federal income tax purposes.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER

    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in the Fund's Part II.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.

                                 SERVICE PLAN


    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect from year to year, thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Noninterested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Noninterested Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Noninterested Trustees.


    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in the Fund's Part II.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's
Part II.


                              OTHER INFORMATION


    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The by-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS

    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent Annual Report accompanies this SAI.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended July 31, 1996, as previously filed electronically with the Commission:

                    EV Traditional Arizona Municipals Fund
                   EV Traditional Colorado Municipals Fund
                  EV Traditional Connecticut Municipals Fund
                   EV Traditional Michigan Municipals Fund
                   EV Traditional Minnesota Municipals Fund
                  EV Traditional New Jersey Municipals Fund
                 EV Traditional Pennsylvania Municipals Fund
                     EV Traditional Texas Municipals Fund
                     (Accession No. 0000950135-96-004170)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II
    This Part II provides information about EV TRADITIONAL ARIZONA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arizona State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arizona Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Arizona considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arizona issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arizona issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The ability of Arizona and its political subdivisions to respond to the ever-increasing burdens placed upon them by the growth of the 1980's has been limited, in part, by Constitutional and legislative restrictions on property tax increases and limitations on annual expenditure increases. Subject to certain exceptions, the maximum amount of property taxes levied by any Arizona county, city, town or community college district for their operations and maintenance expenditures cannot exceed the amount levied in a preceding year by more than two percent. Certain taxes are specifically exempt from this limit, including taxes levied for debt service payments. Annual property tax levies for the payment of general obligation bonded indebtedness are unlimited as to rate or amount. However, there are Constitutional limitations on the aggregate amount of general obligation bonded indebtedness an Arizona municipality may incur, and these limitations could impede a municipality's ability to respond to the needs of a fast-growing population for additional public facilities and services.


    Arizona State government general fund revenue growth in fiscal year 1995 increased 4.6%, while expenditures increased 12.5%. The State general fund ended fiscal year 1995 with a fund balance of $305.0 million. Fiscal year 1996 is expected to close with a general fund balance of $335 million. The 1997 budget shows a slight slowdown in gorwth.

    The 1995 legislature enacted a $200 million income tax reduction package and has committed to enact a $200 million property tax reduction package in 1997. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase State revenue. Accordingly, it will be more difficult to reverse the current and planned tax reductions, which may adversely affect State fund balances and fiscal conditions.


                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $129,861,547. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $574,999 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $629,148 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $505,544 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, December 13, 1993, to the fiscal year ended July 31, 1994, $19,116, $18,453 and $16,438, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from August 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,140 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commissions under that Plan to the Principal Underwriter aggregating $9,253, and CDSCs aggregating approximately $140 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $436,000 (which amount was equivalent to 26.6% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees aggregating $4,407, of which $4,041 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fee was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to July 31, 1996 was $10,803, of which $58 was received by the Principal Underwriter and $10,745 was received by Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $167.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $22,534 on portfolio security transactions aggregating $181,351,480 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                         AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                     FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                   -------------     --------------     ------------------
Donald R. Dwight ......      $0              $1,542(2)          $142,500(4)
Samuel L. Hayes, III ..       0               1,687(3)           153,750(5)
Norton H. Reamer ......       0               1,645              142,500
John L. Thorndike .....       0               1,729              147,500
Jack L. Treynor .......       0               1,683              147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from July 25, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 13, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.


                                                        VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                                           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                         VALUE OF              SALES CHARGE                    SALES CHARGE
 INVESTMENT            INVESTMENT       AMOUNT OF       INVESTMENT    ------------------------------  -----------------------------
   PERIOD                 DATE         INVESTMENT*      ON 7/31/96      CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
-------------         --------------  ---------------  --------------  --------------  --------------  --------------  ------------
Life of the Fund**       7/25/91          $962.57        $1,371.84         42.52%          7.31%           37.18%          6.50%
5 Years Ended 7/31/96**  7/31/91          $962.87        $1,360.04         41.25%          7.15%           36.00%          6.34%
1 Year Ended 7/31/96**   7/31/95          $962.55        $1,022.72          6.25%          6.25%            2.27%          2.27%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

---------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.04%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.04% would be 7.71%, assuming a combined federal and State tax rate of 34.59%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 33.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their name: Southwest Securities Inc. FBO Larry L. Gartin & Shirley K. Gartin, Dallas, TX (7.0%); and Barbara R. McQuillan, Scottsdale, AZ (6.3%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Fund changed its name from EV Classic Arizona Tax Free Fund to EV Classic Arizona Municipals Fund on December 1, 1995 and to EV Traditional Arizona Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arizona State income tax laws and tax rates applicable for 1996.

                                                   COMBINED                         A FEDERAL AND ARIZONA STATE
                                                  FEDERAL AND                          TAX EXEMPT YIELD OF:
     SINGLE RETURN            JOINT RETURN          ARIZONA         4%       4.5%       5%       5.5%      6%      6.5%      7%
------------------------  ---------------------    STATE TAX    -------------------------------------------------------------------
               (TAXABLE INCOME*)                   BRACKET(+)                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------------  -------------  -------------------------------------------------------------------
          Up to $ 24,000         Up to $ 40,100     17.98%         4.88%     5.49%     6.10%     6.71%     7.31%    7.92%    8.53%
     $ 24,001 - $ 58,150    $ 40,101 - $ 96,900     31.74          5.86      6.59      7.33      8.06      8.79     9.52    10.26
     $ 58,151 - $121,300    $ 96,901 - $147,700     34.59          6.12      6.88      7.64      8.41      9.17     9.94    10.70
     $121,301 - $263,750    $147,701 - $263,750     39.58          6.62      7.45      8.28      9.10      9.93    10.76    11.59
           Over $263,750          Over $263,750     42.98          7.02      7.89      8.77      9.65     10.52    11.40    12.28

  * Net amount subject to federal and Arizona personal income tax after deductions and exemptions.
(+) The combined federal and Arizona tax brackets are calculated using the highest Arizona tax rate within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated
    above. The combined tax brackets assume that Arizona taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and
    39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arizona State Income Taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arizona personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arizona personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL COLORADO MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Colorado State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Colorado Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Colorado considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Colorado issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Colorado issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Large public works projects, a pickup in the housing sector and growth in the trade and services industries led to moderate employment gains for the State during the early 1990's. For July 1996, the adjusted unemployment rate was 4.1% versus the 5.4% national average for the same month. Certain areas of manufacturing, however, have been adversely impacted by the prolonged U.S. downturn and by relatively heavy reliance on defense contracts and military payroll. For 1996, the State's job growth is expected to slow to 3.2%.

    The major revenue sources of the State are the individual income tax and the general sales and use tax. Because of limitations contained in the State constitution, the State of Colorado issues no general obligation bonds. Several agencies and instrumentalities of State government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities or to enter into lease-purchase financings which are subject to annual appropriation. Additionally, the State is authorized to issue short-term revenue anticipation notes. To the extent the Portfolio holds debt of local units of government whose revenues may rely in part on distributions from the State, the fiscal health of the State will have an indirect affect on the Portfolio. The State is required to have a balanced budget each fiscal year. Therefore, in the event of a funding gap, the State must cut expenditures and/or raise revenues. The latter is difficult, especially since the passage of the TABOR Amendment (see below). Strong growth in income tax and sales tax collections recently contributed to larger increases in the unreserved fund balance in fiscal year 1994. The State had revenue collections which exceeded expenditures by $38 million. In fiscal year 1994-95, revenues exceeded expenditures by $94 million. The general fund reserve was $276 million, or roughly 7.6% of total annual appropriations. Revenues for the 1995-96 fiscal year increased 6.8%, a slowdown from the 7.3% pace in fiscal year 1995. This slowdown is expected to continue. Expenditures increased more than revenues, exceeding revenues by $144.6 million. The creation of the Controlled Maintenance Trust Fund per a new statute required a $196 million transfer. This is reflected in the increased expenditures. The Controlled Maintenance Trust Fund will be used for maintenance on State administration buildings, courts, and higher education facilities.


    There are approximately 1,800 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, sewer and other special districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major sources of revenue for payment of indebtedness are the ad valorem property tax, which presently is imposed and collected solely at the local level, although the State is also authorized to levy the tax, sales and use taxes, and revenue from special projects. Residential real property is presently assessed at 10.36% of its actual value. All other property is assessed at 29% of its actual value except producing mines and oil and gas properties. Oil and gas properties are assessed at 87.5%.

    A 1992 amendment to the State Constitution (the "TABOR Amendment") restricts growth of State and local government spending to the rate of inflation plus growth (as measured by population, school enrollment, or construction depending on the government entity); and requires voter approval of all new taxes or tax increases and the issuance of most types of debt. Though the TABOR Amendment is not expected to have an immediate effect on the credit quality of state and local governments, it will likely reduce the financial flexibility of all levels of government in Colorado over time. In particular, local governments dependent on taxes on residential property are being squeezed between the TABOR Amendment requirements of voter approval for increased mill levies and an earlier State Constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21% to 10.36% over the past 8 years. Younger or rapidly growing municipalities with large infrastructure requirements may have particular difficulty finding the revenues needed to finance their growth.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $45,415,574. For the fiscal year ended July 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $130,068 (equivalent to 0.28% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $7,886. For the fiscal year ended July 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $128,496 (equivalent to 0.28% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $69,064. For the ten months ended July 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $67,224 (equivalent to 0.23% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $31,504. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, December 10, 1993, to the fiscal year ended July 31, 1994, $20,152, $17,169 and $14,596, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from August 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $1,605 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commissions under that Plan to the Principal Underwriter aggregating $7,018, and CDSCs aggregating approximately $70 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $334,000 (which amount was equivalent to 14.3% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on Janaury 31, 1997. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees aggregating $4,215, of which $3,948 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fee was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to July 31, 1996 was $2,009, which amount was paid to Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $940 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $13,997 on portfolio security transactions aggregating $72,328,156 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                         AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                     FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                    ------------     --------------     ------------------
Donald R. Dwight ......      $0               $343(2)           $142,500(4)
Samuel L. Hayes, III ..       0                316(3)            153,750(5)
Norton H. Reamer ......       0                314               142,500
John L. Thorndike .....       0                318               147,500
Jack L. Treynor .......       0                341               147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (33) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since November 18, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from August 25, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 10, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.

                                                VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                         VALUE OF    EXCLUDING MAXIMUM SALES CHARGE  INCLUDING MAXIMUM SALES CHARGE
       INVESTMENT          INVESTMENT     AMOUNT OF     INVESTMENT   ------------------------------  ------------------------------
         PERIOD               DATE       INVESTMENT*    ON 7/31/96     CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
------------------------  ------------  -------------  ------------  --------------  --------------  --------------  --------------
Life of the Fund**          8/25/92        $962.18      $1,208.07        25.55%          5.96%           20.81%          4.93%
1 Year Ended 7/31/96**      7/31/95        $962.46      $1,028.86         6.90%          6.90%            2.89%          2.89%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.22%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.22% would be 7.96%, assuming a combined federal and State tax rate of 34.45%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, U.S. Clearing Corp., New York, NY, Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ and Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL were the record owners of approximately 17.9%, 17.7% and 5.0% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Colorado Tax Free Fund to EV Classic Colorado Municipals Fund on December 1, 1995 and to EV Traditional Colorado Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Colorado State income tax laws and tax rates applicable for 1996.


                                                                                   A FEDERAL AND COLORADO STATE
                                                    COMBINED                           TAX EXEMPT YIELD OF:
     SINGLE RETURN             JOINT RETURN       FEDERAL AND      4%      4.5%      5%      5.5%       6%        6.5%       7%
------------------------   ---------------------    CO STATE    -------------------------------------------------------------------
               (TAXABLE INCOME*)                  TAX BRACKET(+)            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------------     ------     -------------------------------------------------------------------

          Up to $ 24,000          Up to $ 40,100     19.25%       4.95%    5.57%    6.19%    6.81%      7.43%     8.05%     8.67%
     $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     31.60        5.85     6.58     7.31     8.04       8.77      9.50     10.23
     $ 58,151 - $121,300     $ 96,901 - $147,700     34.45        6.10     6.86     7.63     8.39       9.15      9.92     10.68
     $121,301 - $263,750     $147,701 - $263,750     39.20        6.58     7.40     8.22     9.05       9.87     10.69     11.51
         Over   $263,750         Over   $263,750     42.62        6.97     7.84     8.71     9.59      10.46     11.33     12.20

  * Net amount subject to federal and Colorado personal income tax after deductions and exemptions.
(+) The Colorado income tax rate is 5%. The combined tax brackets assume that Colorado taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Colorado State income taxes) for taxpayers with adjusted gross income in excess $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Colorado personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Colorado personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL CONNECTICUT MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Connecticut State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Connecticut Municipals Portfolio (the
"Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Connecticut considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Connecticut issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Connecticut issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Although the manufacturing sector (primarily aircraft engines, helicopters and submarines) has traditionally been of prime economic importance to Connecticut, the non-manufacturing sector of employment now dominate the State's economy. Approximately 82% of the State's non-agricultural employment is in the non-manufacturing sector, with 29% of the total in the service sector, 22% in the wholesale and retail trade sector, and 14% in the government sector. Defense-related business plays an important role in the Connecticut economy, and defense awards to Connecticut have traditionally been among the highest in the nation on a per capita basis. However, in recent years the federal government has reduced defense-related spending which has had an adverse impact on the Connecticut economy.

    For 1995, the unemployment rate in Connecticut on a seasonally adjusted basis was 5.2%, compared to 5.8% for the nation. Throughout 1995, the State experienced little in the way of substantial job growth. For July 1996, the unemployment rate was 4.7%, down from 5.5% in 1995. Despite this, Connecticut continues to have the highest per capita income of any state, reaching 133.8% of the U.S. average in 1994.

    The State derives over 65% of its revenues from taxes imposed by the State. For the fiscal year 1995, the two taxes that generated the greatest amount of revenue were the personal income tax and the sales and use tax representing 41.4% and 37.8%, respectively, of total net tax revenues. The tax revenues remained fairly stagnant, with the exception of the sales and use tax which increased 8.6%. In order to promote economic stability and provide a positive business climate, several tax changes were adopted during the 1993 legislative session. Among the most significant changes were gradual reductions to the corporation business tax rate of 11.5%, which reductions have since been accelerated and increased so that for tax years commencing on or after January 1, 2000 such rate will be 7.5%.

    For the fiscal year 1995, the State experienced a general fund operating surplus of $80.5 million and had accumulated a GAAP-basis deficit of $577 million. As of April 1, 1996, the Comptroller had projected an operating deficit of $22.3 million for the fiscal year 1996.

    The State, its officers and employees are defendants in numerous lawsuits. According to the State Attorney General's Office, an adverse decision in any of the cases summarized herein could materially affect the State's financial position: (i) an action to enforce the spending cap provision of the State's constitution by seeking to require that the General Assembly define certain terms used therein and to enjoin certain increases in "general budget expenditures" until this is done; (ii) litigation on behalf of black and hispanic school children in the City of Hartford seeking "integrated education" within the greater Hartford metropolitan area; (iii) litigation involving claims by Indian tribes to less than 1/10 of 1% of the State's land area; (iv) litigation challenging the State's method of financing elementary and secondary public schools on the grounds that it denies equal access to education; (v) an action on behalf of all persons with retardation or traumatic brain injury, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; (vi) an action by the Connecticut Hospital Association and 33 hospitals seeking to require the State to reimburse hospitals for in-patient medical services on a more favorable basis; (vii) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; and (viii) an action by inmates of the Department of Correction seeking damages and injunctive relief with respect to alleged violations of statutory and constitutional rights as a result of the monitoring and recording of their telephone calls from the State's correctional institutions.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $187,616,885. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $841,092 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $835,605 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $635,227 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, April 19, 1994, to the fiscal year ended July 31, 1994, $24,364, $19,622 and $1,413, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $909, of which $907 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal year ended July 31, 1996 was $18,380, which amount was paid to Authorized Firms. The total sales charges for sales of the Fund for the fiscal year ended July 31, 1995, and for the period from the start of business, April 19, 1994 to the fiscal year ended July 31, 1994, were $28,595 and $4,977, respectively, of which $28 and $139, respectively, was received by the Principal Underwriter and Authorized Firms received $28,567 and $4,838, respectively.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $7.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transactiion).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $33,097 on portfolio security transactions aggregating $237,056,390 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                         AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                     FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                    ------------     --------------     ------------------
Donald R. Dwight ......      $0              $2,197(2)          $142,500(4)
Samuel L. Hayes, III ..       0               2,288(3)           153,750(5)
Norton H. Reamer ......       0               2,242              142,500
John L. Thorndike .....       0               2,334              147,500
Jack L. Treynor .......       0               2,330              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $819 of deferred compensation.
(3) Includes $773 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994) and Vice President and Manager -- Municipal Research, Roosevelt & Cross (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on April 19, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's service fees and certain other expenses.

                                         VALUE OF A $1,000 INVESTMENT

                                                                               TOTAL RETURN                    TOTAL RETURN
                                                                            EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                        VALUE OF               SALES CHARGE                    SALES CHARGE
      INVESTMENT       INVESTMENT      AMOUNT OF       INVESTMENT    ------------------------------  -----------------------------
        PERIOD            DATE        INVESTMENT*      ON 7/31/96       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
      ----------       ----------     -----------      ----------       ----------      ----------      ----------      ----------
Life of the Fund**       5/1/92        $962.76          $1,240.45          28.84%          6.14%           24.04%          5.20%
1 Year Ended 7/31/96**  7/31/95        $962.79          $1,028.94           6.87%          6.87%            2.89%          2.89%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the current maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.16%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.16% would be 7.83%, assuming a combined federal and State tax rate of 34.11%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 6.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholder owned beneficially and of record the percentage of outstanding shares of the
Fund: George J. Sherman 1989 Trust, Wm. T. Sherman Trs dtd 12/19/89, West Hanford, CT (10.9%). To the knowledge of the Trust, no other person owned of record of beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Traditional Connecticut Tax Free Fund to EV Traditional Connecticut Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Connecticut State income tax laws and tax rates applicable for 1996.

                                                                                 A FEDERAL AND CONNECTICUT STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN       FEDERAL AND        4%       4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------    CT STATE     -----------------------------------------------------------------
                (TAXABLE INCOME*)                  TAX BRACKET(+)            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
           Up to $ 24,000          Up to $ 40,100     18.25%         4.89%     5.50%     6.12%    6.73%    7.34%    7.95%    8.56%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     31.24          5.82      6.54      7.27     8.00     8.73     9.45    10.18
      $ 58,151 - $121,300     $ 96,901 - $147,700     34.11          6.07      6.83      7.59     8.35     9.11     9.86    10.62
      $121,301 - $263,750     $147,701 - $263,750     38.88          6.54      7.36      8.18     9.00     9.82    10.63    11.45
            Over $263,750           Over $263,750     42.32          6.93      7.80      8.67     9.54    10.40    11.27    12.14

  * Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.

(+) The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $52,500 and joint filers up to $100,500. The combined tax brackets assume that Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Connecticut State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Connecticut personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Connecticut personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION
                                   PART II

    This Part II provides information about EV TRADITIONAL MICHIGAN MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax. The Fund currently seeks to achieve its investment objective by investing its assets in the Michigan Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Michigan considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Michigan issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Michigan issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State's economy is overly dependent on the manufacturing sector, more specifically the auto industry. Manufacturing accounts for 23% of total employment as compared to the national average of 17%. The dependency on manufacturing makes the State economy overly susceptible to economic downturns. For June 1996, the State unemployment rate was 4.5% as compared to the national average of 5.4%. Modest employment growth is prjected for 1996 and 1997. An improving economy and successful cost containment have enabled the State to improve its financial position. for 1995, the Budget Stabilization Fund was slightly greater than $1.0 billion and is projected to reach $1.1 billion for 1996. The Governor has proposed reducing individual and business income taxes. For 1996, revenues are estimated to grow 4.7% while expenditures will grow by a similar rate.


    In March, 1994, Michigan voters approved a change in the tax system. The most significant provisions were an increase in the sales tax rate from 4% to 6%, a reduction in the income tax rate from 4.6% to 4.4% and the creation of a statewide property tax. These changes are expected to provide sufficient revenues to offset the elimination of property taxes for school district operating purposes. There can be no assurance that school districts will receive sufficient revenues to be able to service any limited tax bonds they may have outstanding and which may be held by the Portfolio.


    Under the State Constitution, the Legislature is prohibited from raising taxes if doing so would cause total State revenues (except federal aid) to exceed 10% of State personal income. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the State, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the State from reducing the proportion of total State spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The State may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.


    Under the State Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be increased at the Consumer Price Index rate. Conversely, if taxable property values rise slower than consumer prices, tax rates may be raised accordingly, but never higher than the rate authorized on December 23, 1978, without elector approval.

    The ability of the State to pay the principal and interest on its general obligation bonds may be affected by the limitations described above. Similarly, the ability of local units to levy taxes to pay the principal of and interest on their general obligations is subject to the constitutional, statutory and charter limits described below.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $173,464,608. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $795,032 (equivalent to 0.43% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $856,258 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $721,041 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, December 7, 1993, to the fiscal year ended July 31, 1994, $23,512, $12,579 and $13,862, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from August 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $3,777 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commissions under that Plan to the Principal Underwriter aggregating $15,711, and CDSCs aggregating approximately $220 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $547,000 (which amount was equivalent to 33.1% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees aggregating $6,128, of which $5,715 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fee was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to July 31, 1996 was $1,684, of which $11 was received by the Principal Underwriter and $1,673 was received by Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $222.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended July 31, 1996 and 1995, and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                          AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                         COMPENSATION   COMPENSATION      FROM TRUST AND
  NAME                    FROM FUND    FROM PORTFOLIO      FUND COMPLEX
  ----                   ------------  --------------   -------------------
  Donald R. Dwight ......     $0           $2,091(2)         $142,500(4)
  Samuel L. Hayes, III ..      0            2,192(3)          153,750(5)
  Norton H. Reamer ......      0            2,147             142,500
  John L. Thorndike .....      0            2,238             147,500
  Jack L. Treynor .......      0            2,228             147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $784 of deferred compensation.
(3) Includes $737 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader at Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from April 19, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.

                                                  VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                                           EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                         VALUE OF             SALES CHARGE                    SALES CHARGE
       INVESTMENT          INVESTMENT     AMOUNT OF     INVESTMENT   ------------------------------  ------------------------------
         PERIOD               DATE       INVESTMENT*    ON 7/31/96     CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
------------------------  ------------  -------------  ------------  --------------  --------------  --------------  --------------
Life of the Fund**          4/19/91        $962.02      $1,342.17        39.52%          6.50%           34.22%          5.72%
5 Years Ended 7/31/96**     7/31/91        $962.86      $1,318.36        36.91%          6.48%           31.84%          5.68%
1 Year Ended 7/31/96**      7/31/95        $962.58      $1,027.71         6.76%          6.76%            2.77%          2.77%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended July 31, 1996, the yield of the Fund was 4.85%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.85% would be 7.57%, assuming a combined federal and State tax rate of 35.93%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 56.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Michigan Tax Free Fund to EV Classic Michigan Municipals Fund on December 1, 1995 and to EV Traditional Michigan Municipals Fund on February 1, 1996.

                             TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax, Michigan State income tax, Michigan State intangibles tax and Michigan City income tax laws and tax rates applicable for 1996.

                                                                                    A FEDERAL AND MICHIGAN STATE
                                                     COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN        FEDERALL AND       4%      4.5%       5%     5.5%       6%     6.5%       7%
-------------------------  ----------------------    MI STATE     -----------------------------------------------------------------
                (TAXABLE INCOME)*                  TAX BRACKET(+)            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  -------------  -----------------------------------------------------------------
         Up to   $ 24,000        Up to   $ 40,100      21.08%        5.07%     5.70%     6.34%    6.97%    7.60%    8.24%    8.87%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900      33.15         5.98      6.73      7.48     8.23     8.98     9.72    10.47
      $ 58,151 - $121,300     $ 96,901 - $147,700      35.93         6.24      7.02      7.80     8.58     9.37    10.15    10.93
      $121,301 - $263,750     $147,701 - $263,750      40.58         6.73      7.57      8.41     9.26    10.10    10.94    11.78
          Over   $263,750         Over   $263,750      43.92         7.13      8.02      8.92     9.81    10.70    11.59    12.48

  * Net amount subject to federal and Michigan personal income tax after deductions and exemptions.

(+) The combined tax brackets include a Michigan tax rate of 4.4%, Michigan City income tax rate of 1% (which may vary by city), and a Michigan intangibles tax rate of 1.75%, and assume that Michigan State and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Michigan State and local income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Michigan personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Michigan personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL MINNESOTA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Minnesota State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Minnesota Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Minnesota considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Minnesota issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Minnesota issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State's diverse economy has continued to outperform the nation, as evidenced by the State's employment growth in the early 1990s. For August 1996, the unemployment rate was 3.8% compared to the national average of 5.1%. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Portfolio are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


    At the local level, the property tax base has recovered after its growth was slowed in many communities in the early 1990s by an overcapacity in certain segments of the commercial real estate market. Local finances are also affected by the amount of state aid that is made available. Further, various of the issuers within the State of Minnesota, as well as the State of Minnesota itself, whose securities may be purchased by the Portfolio, may now or in the future be subject to lawsuits involving material amounts. It is impossible to predict the outcome of these lawsuits. Any losses with respect to these lawsuits may have an adverse impact on the ability of these issuers to meet their obligations.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of July 31, 1996, the Portfolio had net assets of $76,090,073. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $295,178 (equivalent to 0.36% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $310,489 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $228,154 (equivalent to 0.36% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, December 9, 1993, to the fiscal year ended July 31, 1994, $24,485, $24,179 and $22,241, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from August 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $2,794 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commissions under that Plan to the Principal Underwriter aggregating $13,097, and CDSCs aggregating approximately $275 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $446,000 (which amount was equivalent to 28.2% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees aggregating $5,361, of which $4,662 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fee was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to July 31, 1996 was $4,961, which amount was paid to Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $192.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $21,625 on portfolio security transactions aggregating $104,595,026 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                           AGGREGATE       AGGREGATE       TOTAL COMPENSATION
                          COMPENSATION    COMPENSATION       FROM TRUST AND
  NAME                     FROM FUND     FROM PORTFOLIO       FUND COMPLEX
------                    ------------   --------------    -------------------
  Donald R. Dwight .......     $0            $1,129(2)          $142,500(4)
  Samuel L. Hayes, III ...      0             1,308(3)           153,750(5)
  Norton H. Reamer .......      0             1,268              142,500
  John L. Thorndike ......      0             1,348              147,500
  Jack L. Treynor ........      0             1,274              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $424 of deferred compensation.
(3) Includes $446 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from July 29, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 9, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.

                                                  VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                              EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                                           VALUE OF              SALES CHARGE                  SALES CHARGE
      INVESTMENT         INVESTMENT     AMOUNT OF         INVESTMENT     ----------------------------  ---------------------------
        PERIOD              DATE       INVESTMENT*        ON 7/31/96      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
----------------------  -------------  ------------    ----------------  -------------  -------------  -------------  ------------
Life of the Fund**         7/29/91       $962.55          $1,292.58         34.29%          6.06%         29.26%          5.26%
5 Years Ended 7/31/96**    7/31/91       $962.74          $1,298.00         34.82%          6.16%         29.80%          5.36%
1 Year Ended 7/31/96**     7/31/95       $962.74          $1,024.46          6.41%          6.41%          2.45%          2.45%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.20%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.20% would be 8.24%, assuming a combined federal and State tax rate of 36.87%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 7.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: James M. Winey, North Oaks, MN (10.3%); PaineWebber FBO Catherine E. Jacobson Rev Trust dtd 12/8/94 Catherine Jacobson TTEE, Bloomington, MN (7.8%); George Waters & Dorothy Waters JTWROS, Inver Grove Heights, MN (6.1%); and PaineWebber FBO Leslie W. Jacobson Insurance Trust dtd 3/4/82 Leslie Bradford Jacobson TTEE, Bloomington, MN (5.5%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Minnesota Tax Free Fund to EV Classic Minnesota Municipals Fund on December 1, 1995 and to EV Traditional Minnesota Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and regular Minnesota State personal income tax laws and tax rates for 1996.

                                                                                   A FEDERAL AND MINNESOTA STATE
                                                   COMBINED                            TAX EXEMPT YIELD OF:
     SINGLE RETURN            JOINT RETURN        FEDERAL AND        4%      4.5%        5%      5.5%       6%     6.5%       7%
------------------------  ---------------------    MN STATE     -------------------------------------------------------------------
               (TAXABLE INCOME)*                 TAX BRACKET(+)             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------------  -------------  -------------------------------------------------------------------
        Up to   $ 24,000       Up to   $ 40,100      21.80%        5.12%     5.75%     6.39%     7.03%     7.67%    8.31%    8.95%
     $ 24,001 - $ 58,150    $ 40,101 - $ 96,900      34.12         6.07      6.83      7.59      8.35      9.11     9.87    10.63
     $ 58,151 - $121,300    $ 96,901 - $147,700      36.87         6.34      7.13      7.92      8.71      9.50    10.30    11.09
     $121,301 - $263,750    $147,701 - $263,750      41.44         6.83      7.68      8.54      9.39     10.25    11.10    11.95
         Over   $263,750        Over   $263,750      44.73         7.24      8.14      9.05      9.95     10.86    11.76    12.67

  * Net amount subject to federal and Minnesota personal income tax after deductions and exemptions.

(+) The first two combined tax brackets are calculated using the highest Minnesota tax rate within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above.
    The combined tax brackets assume that Minnesota taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and
    39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Minnesota State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Minnesota personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Minnesota personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Minnesota personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Minnesota alternative minimum taxes. The illustrations assume that the federal and Minnesota alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL NEW JERSEY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and New Jersey State personal income taxes. The Fund currently seeks to meet its investment objective by investing its assets in the New Jersey Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain New Jersey considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New Jersey issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New Jersey issuers. Neither the Trust nor the Portfolio has independently verified this information.


    New Jersey has a well diversified economy and high wealth levels. Per capita income ranks as the second highest in the nation at 28% above the U.S. average. The State's economy benefits from its proximity to New York and other major eastern seaboard cities. New Jersey's economy, like most states, suffered during the recent recession with unemployment increasing and surpassing the national average. New Jersey's adjusted unemployment rate for July 1996 was 6.1% compared to 5.4% nationally.

    The State ended fiscal 1993 with an $855 million surplus, approximately half of which was used in the 1994 budget. 1994 had an appropriation for all funds of $15.7 billion, up 4.8% from fiscal 1993 revised appropriations of $14.7 billion. Both years benefited from $412 million in nonrecurring revenues from retroactive federal Medicaid payments. After the Legislature reduced the Governor's fiscal 1994 requests by $182 million, about half the $855 million fiscal 1993 total surplus was used for fiscal 1994, with a June 30, 1994 forecast of $416 million -- $110 million allocated to the General Fund and over $305 million to rainy day and taxpayer relief funds.

    In 1994, New Jersey adopted a 5% personal income tax cut retroactive to January 1, 1994. In 1995, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. On June 26, 1995, the New Jersey State Legislature passed an additional 15% reduction to take effect January 1, 1996. State officials estimate the revenue loss resulting from these tax cuts at over $1 billion for fiscal 1996. To accommodate the tax cut, the fiscal 1996 budget would rely on non-recurring revenues and the use of prior years' surplus. Furthermore, a major focus of the spending reductions has been employer contributions to retiree health care and pension systems which were cut by over $863 million in fiscal 1995. There can be no assurance that the tax cuts will not have an adverse impact on the State's finances and the demand for municipal bonds in the State.

    In fiscal year 1995, expenditure control was a major factor with the implementation of an income tax reduction. Operations were stronger than budgeted. An operating deficit of $335.8 million was incurred instead of the budgeted $555.0 million.

    In fiscal year 1996, it is projected to be another year of operating deficits, which will continue to draw down the State's general fund balances. Revenue growth is projected to be slower than expected. One-time revenue measures will account for approximately 3.5% of budget.

    In fiscal year 1997, New Jersey will implement the last phase of its $1.25 billion multi-year personal income tax cut. The State will continue to restrain state spending through agency and program cuts. The budget will be balanced with the use of about $300 million of one-shot revenues, which is equivalent to 2% of the budget.

    General obligation bonds of New Jersey are the primary method for New Jersey financing of capital projects. These bonds are backed by the full faith and credit of New Jersey. New Jersey tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by New Jersey without prior voter approval, except that, pursuant to a constitutional amendment, no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of the outstanding debt of New Jersey, so long as such law requires that the refinancing provided debt service savings. The New Jersey Constitution also provides that no voter approval is required for debt issued for purposes of war, to repel invasion, to suppress insurrection or to meet an emergency caused by disaster or act of God. Capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.

    Other State-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the State. The rental for such buildings is equal to the debt service relating thereto plus payments in lieu of real estate taxes. Legislation provides for future appropriations for State aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for State aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities.

    The authorizing legislation for various State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible State entities. Currently, there are two such entities available for State appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The State provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or insufficient to cover all property tax requirements. These are numerous other State-created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.

    The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within three months of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes State officials to supervise fiscal administration in any municipality facing financial difficulties.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $386,244,341. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $1,878,801 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $1,944,340 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $1,609,137 (equivalent to 0.46% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, April 13, 1994, to the fiscal year ended July 31, 1994, $25,726, $19,481 and $1,482, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $1,126, which amount was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended July 31, 1996 and 1995, were $62,357 and $62,628, which amounts were paid to Authorized Firms. The total sales charges for sales of the Fund for the period from the start of business, April 13, 1994 to the fiscal year ended July 31, 1994 was $14,889, of which $294 was received by the Principal Underwriter and $14,595 was received by Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $7.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $41,780 on portfolio security transactions aggregating $276,203,309 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex
(1):

                         AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                     FROM FUND       FROM PORTFOLIO        FUND COMPLEX

Donald R. Dwight .......     $0              $3,634(2)          $142,500(4)
Samuel L. Hayes, III ...      0               3,613(3)           153,750(5)
Norton H. Reamer .......      0               3,560              142,500
John L. Thorndike ......      0               3,668              147,500
Jack L. Treynor ........      0               3,761              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $1,351 of deferred compensation.
(3) Includes $1,236 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from January 8, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on April 13, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's service fees and certain other expenses.

                                                VALUE OF A $1,000 INVESTMENT

                                                                                TOTAL RETURN                    TOTAL RETURN
                                                                              EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                          VALUE OF               SALES CHARGE                    SALES CHARGE
    INVESTMENT           INVESTMENT      AMOUNT OF       INVESTMENT     ------------------------------  --------------------------
      PERIOD                DATE        INVESTMENT*      ON 7/31/96       CUMULATIVE      ANNUALIZED      CUMULATIVE    ANNUALIZED
    ----------           ----------     ----------       ----------       ----------      ----------      ----------    ----------
Life of the Fund**          1/8/91        $962.06        $1,420.87          47.70%          7.27%           42.09%        6.52%
5 Years Ended 7/31/96**    7/31/91        $962.79        $1,347.47          39.95%          6.95%           34.75%        6.15%
1 Year Ended 7/31/96**     7/31/95        $962.39        $1,026.95           6.71%          6.71%            2.70%        2.70%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the current maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.37%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.37% would be 8.31%, assuming a combined federal and State tax rate of 36.87%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, U.S. Clearing Corp., New York, NY and Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL, were the record owners of approximately 14.0% and 11.6%, respectively, of the outstanding shares, which were held on behalf of their customers who are beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Traditional New Jersey Tax Free Fund to EV Traditional New Jersey Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New Jersey State income tax laws and tax rates applicable for 1996.

                                                                               A FEDERAL AND NEW JERSEY STATE
                                                 COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%      7%
-----------------------  --------------------    NJ STATE     ---------------------------------------------------------------------
              (TAXABLE INCOME)*                TAX BRACKET(+)              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------------  -------------  ---------------------------------------------------------------------
         Up to $ 24,000        Up to $ 40,100      16.49%        4.79%     5.39%     5.99%     6.59%     7.18%     7.78%     8.38%
      $ 24,001-$ 58,150     $ 40,101-$ 96,900      31.98%        5.88      6.62      7.35      8.09      8.82      9.56     10.29
      $ 58,151-$121,300     $ 96,901-$147,700      35.40%        6.19      6.97      7.74      8.51      9.29     10.06     10.84
      $121,301-$263,750     $147,701-$263,750      40.08%        6.68      7.51      8.34      9.18     10.01     10.85     11.68
          Over $263,750         Over $263,750      43.45%        7.07      7.96      8.84      9.73     10.61     11.49     12.38

*   Net amount subject to federal and New Jersey personal income tax after deductions and exemptions.

(+) The combined federal and New Jersey tax brackets are calculated using the highest New Jersey tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including New Jersey State income taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and New Jersey personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New Jersey personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Pennsylvania State and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Fund currently seeks to meet its investment objective by investing its assets in the Pennsylvania Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION

    The following information as to certain Pennsylvania considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Pennsylvania issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania continues, however, to have a greater percentage of its workers employed in manufacturing than the national average, leaving the economy somewhat cyclical and vulnerable to recessionary forces. During 1995, manufacturing accounted for 18% of employment. For July 1996, the adjusted unemployment rate for Pennsylvania was 5.1% as compared to the July, 1995 level of 5.9%. Per capita income in Pennsylvania for 1994 of $22,196 was higher than the per capita income of the United States of $21,699.

Revenues and Expenditures. Pennsylvania utilizes the fund method of accounting. The General Fund, the State's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1995 with a balance of $688 million.

    The Governor's fiscal year 1997 proposed budget contained tax reductions totaling $60.2 million and certain cost reduction programs, particularly in the areas of public health and welfare. Under the 1997 budget, revenue receipts are expected to increase and approximately $95 million of surplus from 1996 are expected to be used. The fiscal year 1997 budget projects a $5 million fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.


    The Pennsylvania Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes, operators' license fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, reconstruction, maintenance and repair of and safety on highways and bridges and for the payment of debt service on obligations incurred for such purposes. The Motor License Fund is the fund through which such revenues are accounted for and expended.


Pennsylvania Debt. The current Constitutional provisions pertaining to the Pennsylvania debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years (this debt need not be approved by the electorate) and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

    Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes, which must mature within the fiscal year of issuance. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The State is not permitted to fund deficits between fiscal years with any form of debt. All year end deficit balances must be funded within the succeeding fiscal year's budget.


    Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years.


State-Related Obligations. Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of December 31, 1995 include the Delaware River Joint Toll Bridge Commission ($55.1 million), the Delaware River Port Authority ($185.5 million), the Pennsylvania Economic Development Financing Authority ($1,050.8 million), the Pennsylvania Energy Development Authority ($121.0 million), the Pennsylvania Higher Education Assistance Agency ($1,408.8 million), the Pennsylvania Higher Education Facilities Authority ($2,115.1 million), the Pennsylvania Industrial Development Authority ($344.8 million), the Pennsylvania Infrastructure Investment Authority ($213.1 million), the Pennsylvania Turnpike Commission ($1,228.7 million), the Philadelphia Regional Port Authority ($62.6 million) and the State Public School Building Authority ($316.2 million).

    The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,165 million of bonds outstanding at December 31, 1995, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.

Litigation. Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically.


    There is extensive general legislation applying to local government. For example, the Local Government Unit Debt Act provides for uniform debt limits for local government units, including municipalities and school districts, and prescribes methods of incurring, evidencing, securing and collecting debt. Under the Local Government Unit Debt Act, the ability of Pennsylvania municipalities and school districts to engage in general obligation borrowing without electoral approval is generally limited by their recent revenue collection experience. Generally such subdivisions can levy real property taxes unlimited as to rate or amount to pay debt service on general obligation borrowings.

    Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues.

    Municipal authorities and industrial development authorities are widespread in Pennsylvania. An authority is organized by a municipality acting singly or jointly with another municipality and is governed by a board appointed by the governing unit of the creating municipality or municipalities. Typically, authorities are established to acquire, own and lease or operate one or more projects and to borrow money and issue revenue bonds to finance them.

    As of the date of this Statement of Additional Information, the City of Philadelphia's general obligations are rated Ba, B and BB, by Moody's, S&P and Fitch, respectively.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $448,181,861. For the fiscal year ended July 31, 1996, the Portfolio paid BMR advisory fees of $2,262,320 (equivalent to 0.47% of the Portfolio's average daily net assets for such year). For the fiscal year ended July 31, 1995, the Portfolio paid BMR advisory fees of $2,416,419 (equivalent to 0.48% of the Portfolio's average daily net assets for such year). For the ten months ended July 31, 1994, the Portfolio paid BMR advisory fees of $2,054,802 (equivalent to 0.46% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, June 1, 1994, to the fiscal year ended July 31, 1994, $27,368, $15,522 and $763, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $1,033, which amount was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended July 31, 1996 and 1995, were $48,891 and $58,444, which amounts were paid to Authorized Firms. The total sales charges for sales of the Fund for the period from the start of business, June 1, 1994 to the fiscal year ended July 31, 1994 was $2,720, of which $103 was received by the Principal Underwriter and $2,617 was received by Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $60 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $106,001 on portfolio security transactions aggregating $688,954,042 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                         AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                        COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                     FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                    ------------     --------------     ------------------
Donald R. Dwight .......     $0              $3,845(2)          $142,500(4)
Samuel L. Hayes, III ...      0               3,807(3)           153,750(5)
Norton H. Reamer .......      0               3,753              142,500
John L. Thorndike ......      0               3,864              147,500
Jack L. Treynor ........      0               3,971              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $1,439 of deferred compensation.
(3) Includes $1,236 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (37) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since December 1, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from January 8, 1991 through July 31, 1996 and for the five- and one-year periods ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on June 1, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for such time period has not been adjusted to reflect the Fund's service fees and certain other expenses.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                    TOTAL RETURN
                                                                              EXCLUDING MAXIMUM               INCLUDING MAXIMUM
                                                          VALUE OF               SALES CHARGE                    SALES CHARGE
    INVESTMENT           INVESTMENT      AMOUNT OF       INVESTMENT      ------------------------------  ------------------------
      PERIOD                DATE        INVESTMENT*      ON 7/31/96       CUMULATIVE      ANNUALIZED      CUMULATIVE   ANNUALIZED
    ----------           ----------     -----------      ----------       ----------      ----------      ----------   ----------
Life of the Fund**         1/8/91        $962.39        $1,413.16          46.84%          7.15%           41.32%       6.42%
5 Years Ended 7/31/96**   7/31/91        $962.42        $1,342.37          39.48%          6.88%           34.24%       6.07%
1 Year Ended 7/31/96**    7/31/95        $962.39        $1,032.46           7.28%          7.28%            3.25%       3.25%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the current maximum sales charge of 3.75%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.66%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.66% would be 9.10%, assuming a combined federal and State tax rate of 35.40%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Dime Bank, Honesdale, PA was the record owner of approximately 11.1% of the outstanding shares, which were held on behalf of its customers who are the benficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Traditional Pennsylvania Tax Free Fund to EV Traditional Pennsylvania Municipals Fund on December 1, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding 6% under the regular federal income tax and Pennsylvania State and local tax laws in effect for 1996.

                                                                                      TAXABLE YIELD NEEDED TO MATCH 6% FREE OF
                                                                                 --------------------------------------------------
                                                                                                                   FEDERAL, STATE,
               1994 TAXABLE INCOME                                                 FEDERAL      FEDERAL, STATE       COUNTY AND
-------------------------------------------------     FEDERAL         STATE       AND STATE       AND COUNTY        PHILADELPHIA
      SINGLE RETURN             JOINT RETURN        INCOME TAX     INCOME TAX       TAXES          TAXES (1)          TAXES (2)
-------------------------  ----------------------  -------------  -------------  ------------  -----------------  -----------------
           Up to $ 24,000          Up to $ 40,100     15.00%          2.80%          7.26%           7.80%              8.24%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900     28.00           2.80           8.57            9.20               9.73
      $ 58,151 - $121,300     $ 96,901 - $147,700     31.00           2.80           8.95            9.60              10.15
      $121,301 - $263,750     $147,701 - $263,750     36.00           2.80           9.65           10.36              10.94
            Over $263,750           Over $263,750     39.60           2.80          10.22           10.97              11.59
-----------------------------------------------------------------------------------------------------------------------------------

Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties. (2) Includes a 4 mil county personal property and a 4.86% Philadelphia school income tax. The equivalent yields assume that the Pennsylvania state and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.


Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions (including Pennsylvania State and local taxes) for taxpayers with adjusted gross income in excess of $117,950. The tax brackets and taxable equivalent yields also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective federal tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Pennsylvania State and local income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL TEXAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Texas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Texas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Texas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Texas issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Once largely dependent on the drilling, production, refining, chemical and energy-related manufacturing sectors, the economy of Texas has diversified with the major source of job growth in the State now being the service-producing sector (which includes transportation and public utilities, finances, insurance and real estate, trade, services, and government). The Texas economy continues to outpace the nation, adding 290,000 jobs in 1995. Continued job growth is expected. The unemployment rate of 5.7% for July 1996, is just above the national average of 5.4%. Over the past decade, the population of Texas grew at a rate twice as fast as that of the entire United States. Currently the third largest state in the nation, Texas is expected to move into second place by the late 1990's.

    The Texas legislature passed a $80 billion biennial budget for fiscal years 1996 and 1997. The new budget includes no new tax increases. Historically, the primary sources of the State's revenues have been sales taxes, mineral severance taxes and Federal grants. The beginning fiscal 1996 cash balance was $2.1 billion. The State has no personal or corporate income tax, although the State does impose a corporate franchise tax based on the amount of a corporation's capital and surplus. A bill was passed by the legislature reforming educational aid. Also, the State provided additional funding contruction for poor districts. For the fiscal year ended August 1995, net revenues increased 7.3% while net expenditures increased 12.1%, this decreased the general fund balance to $2.1 billion from $2.2 billion in 1994.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of July 31, 1996, the Portfolio had net assets of $24,366,836. For the fiscal year ended July 31, 1996, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $55,086 (equivalent to 0.20% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $27,295. For the fiscal year ended July 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $56,319 (equivalent to 0.21% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $18,606. For the ten months ended July 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $31,214 (equivalent to 0.17% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $35,347. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended July 31, 1996 and 1995, and for the period from the start of business, December 8, 1993, to the fiscal year ended July 31, 1994, $20,325, $15,081 and $21,269, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    The Service Plan remains in effect until April 28, 1997 and may be continued as described under "Service Plan" in Part I. Prior to February 1, 1996, the Fund made sales commission, distribution fee and service fee payments pursuant to a Distribution Plan. During the period from August 1, 1995 to January 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $182 under that Plan on sales of Fund shares. During the same period, the Fund paid sales commissions under that Plan to the Principal Underwriter aggregating $1,924, and CDSCs aggregating approximately $20 were imposed on early redeeming shareholders and paid to the Principal Underwriter. The CDSCs and sales commissions paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at July 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Distribution Plan amounted to approximately $87,000 (which amount was equivalent to 23.4% of the Fund's net assets on such date). This charge will be extinguished at no expense to the Fund on January 31, 1997. During the fiscal year ended July 31, 1996, the Fund paid or accrued service fees aggregating $880, of which $549 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. A portion of such fee was paid under the service fee provisions of the Distribution Plan and the balance was paid under the existing Plan.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the period from February 1, 1996 to July 31, 1996 was $1,375, which amount was paid to Authorized Firms.

    For the fiscal year ended July 31, 1996, the Fund paid the Principal Underwriter $222.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal year ended July 31, 1996, the Portfolio paid brokerage commissions of $5,915 on portfolio security transactions aggregating $40,706,177 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended July 31, 1995 and for the ten months ended July 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended July 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                        AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                       COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                    FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                   ------------     --------------     -------------------
Donald R. Dwight ......     $0               $343(2)           $142,500(4)
Samuel L. Hayes, III ..      0                316(3)            153,750(5)
Norton H. Reamer ......      0                314               142,500
John L. Thorndike .....      0                318               147,500
Jack L. Treynor .......      0                341               147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $129 of deferred compensation.
(3) Includes $104 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since December 1, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from March 24, 1992 through July 31, 1996 and for the one-year period ended July 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.

                         VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                       VALUE OF     EXCLUDING MAXIMUM SALES CHARGE  INCLUDING MAXIMUM SALES CHARGE
 INVESTMENT           INVESTMENT       AMOUNT OF       INVESTMENT    ------------------------------  -----------------------------
   PERIOD                DATE         INVESTMENT*      ON 7/31/96      CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
-------------       --------------  ---------------  --------------  --------------  --------------  --------------  -------------
Life of the Fund**      3/24/92         $962.59        $1,257.31         30.62%          6.32%           25.73%          5.39%
1 Year Ended 7/31/96**  7/31/95         $962.30        $1,028.20          6.85%          6.85%            2.82%          2.82%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the maximum sales charge of 3.75%.
**  If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended July 31, 1996, the yield of the Fund was 5.19%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.19% would be 7.52%, assuming a federal tax rate of 31%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


                                    TAXES

    In most every state which has an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Texas adopts an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Texas state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Texas state income tax.



             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 31, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 31, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 52.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their name: PaineWebber FBO, Dr. David H. Medley, Rosemary Medley, TenCom, Dallas, TX (18.8%); Frank Green & Joyce Green Jt Ten, Stephenville, TX (13.1%); Margaretha R. Lafferty, Houston, TX (7.1%); and Dick D. Heller & Evelyn Jane Heller Jt Ten, Mission, TX (6.7%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Texas Tax Free Fund to EV Classic Texas Municipals Fund on December 1, 1995 and to EV Traditional Texas Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 4% to 7% under the regular federal income tax laws that apply to 1996.

     IF THE TAXABLE            OR THE TAXABLE
        INCOME ON                INCOME ON          YOU ARE IN                  IN YOUR BRACKET, A TAX-FREE YIELD OF
       YOUR SINGLE               YOUR JOINT        THIS FEDERAL       4%       4.5%      5%      5.5%      6%      6.5%      7%
       RETURN IS*                RETURN IS*           BRACKET               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
-------------------------------------------------  -------------  -----------------------------------------------------------------
           Up to $ 24,000          Up to $ 40,100      15.0%         4.71%     5.29%    5.88%    6.47%    7.06%     7.65%    8.24%
      $ 24,001 - $ 58,150     $ 40,101 - $ 96,900      28.0          5.56      6.25     6.94     7.64     8.33      9.03     9.72
      $ 58,151 - $121,300     $ 96,901 - $147,700      31.0          5.80      6.52     7.25     7.97     8.70      9.42    10.14
      $121,301 - $263,750     $147,701 - $263,750      36.0          6.25      7.03     7.81     8.59     9.38     10.16    10.94
          Over   $263,750         Over   $263,750      39.6          6.62      7.45     8.28     9.11     9.93     10.76    11.59

* Net amount subject to federal personal income tax after deductions and exemptions.

Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $117,950. The tax brackets also do not take into account the phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,950 and joint filers with adjusted gross income in excess of $176,950. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. This table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

[graphic omitted: EV logo]

EV TRADITIONAL
MUNICIPAL
FUNDS

STATEMENT OF ADDITIONAL
INFORMATION


DECEMBER 1, 1996


EV TRADITIONAL ARIZONA MUNICIPALS FUND
EV TRADITIONAL COLORADO MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT MUNICIPALS FUND
EV TRADITIONAL MICHIGAN MUNICIPALS FUND
EV TRADITIONAL MINNESOTA MUNICIPALS FUND
EV TRADITIONAL NEW JERSEY MUNICIPALS FUND
EV TRADITIONAL PENNSYLVANIA MUNICIPALS FUND
EV TRADITIONAL TEXAS MUNICIPALS FUND

EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110


------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


T-TFC12/1SAI

                                    PART C

                              OTHER INFORMATION
ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

    (A) FINANCIAL STATEMENTS


         INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL
          HIGHLIGHTS" FOR THE PERIOD FROM THE START OF BUSINESS TO THE FISCAL YEAR ENDED JULY 31, 1996:
           EV Marathon Arizona Municipals Fund (start of business July 25, 1991) EV Marathon Colorado Municipals Fund (start of business August 25,
             1992)
           EV Marathon Connecticut Municipals Fund (start of business May 1,
             1992)
           EV Marathon Michigan Municipals Fund (start of business April 19,
             1991)
           EV Marathon Minnesota Municipals Fund (start of business July 29,
             1991)
           EV Marathon New Jersey Municipals Fund (start of business January 8,
             1991)
           EV Marathon Pennsylvania Municipals Fund (start of business January
             8, 1991)
           EV Marathon Texas Municipals Fund (start of business March 2, 1992) EV Traditional Arizona Municipals Fund (start of business December
             13, 1993)
           EV Traditional Colorado Municipals Fund (start of business December
             10, 1993)
           EV Traditional Connecticut Municipals Fund (start of business April
             19, 1994)
           EV Traditional Michigan Municipals Fund (start of business December
             7, 1993)
           EV Traditional Minnesota Municipals Fund (start of business December
             9, 1993)
           EV Traditional New Jersey Municipals Fund (start of business April
             13, 1994)
           EV Traditional Pennsylvania Municipals Fund (start of business June
             1, 1994)
           EV Traditional Texas Municipals Fund (start of business December 8,
             1993)

         INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
          CONTAINED IN THE ANNUAL REPORTS FOR THE FUNDS, EACH DATED JULY 31, 1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

  EV Marathon Arizona Municipals Fund          EV Traditional Arizona Municipals Fund
  EV Marathon Colorado Municipals Fund         EV Traditional Colorado Municipals Fund
  EV Marathon Connecticut Municipals Fund      EV Traditional Connecticut Municipals Fund
  EV Marathon Michigan Municipals Fund         EV Traditional Michigan Municipals Fund
  EV Marathon Minnesota Municipals Fund        EV Traditional Minnesota Municipals Fund
  EV Marathon New Jersey Municipals Fund       EV Traditional New Jersey Municipals Fund
  EV Marathon Pennsylvania Municipals Fund     EV Traditional Pennsylvania Municipals Fund
  EV Marathon Texas Municipals Fund            EV Traditional Texas Municipals Fund
  (Accession No. 0000950135-96-004171)         (Accession No. 0000950135-96-004170)

         THE FINANCIAL STATEMENTS CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS
          FOLLOWS:


               Statement of Assets and Liabilities
               Statement of Operations
               Statements of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Independent Auditors' Report


  ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORT DATED JULY 31, 1996 OF THE CORRESPONDING FUNDS:

     THE FINANCIAL STATEMENTS FOR EACH PORTFOLIO CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS FOLLOWS:


               Portfolio of Investments
               Statement of Assets and Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
               Supplementary Data
               Notes to Financial Statements
               Independent Auditors' Report


(B) EXHIBITS:


   (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.


      (b) Amendment and Restatement of Establishment and Designation of Series dated October 18, 1996 filed herewith.

   (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

   (3)       Not applicable

   (4)       Not applicable

   (5)       Not applicable


   (6)(a)(1) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed herewith.

         (2) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed herewith.

         (3) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996 with attached Schedule A effective November 1, 1996) filed herewith.

         (4) Distribution Agreement between Eaton Vance Municipals Trust on behalf of Massachusetts Municipal Bond Portfolio and Eaton Vance Distributors, Inc. effective November 1, 1996 filed herewith.

      (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


      (c)    Schedule of Dealer Discounts and Sales Charges filed as Exhibit
             (6)(c) to Post- Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

   (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

   (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 and incorporated herein by reference.

   (9)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (b) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

      (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


  (10)       Opinion of Counsel dated November 20, 1996.

  (11)(a) Consent of Independent Auditors for EV Marathon Arizona Municipals Fund, EV Marathon Colorado Municipals Fund, EV Marathon Connnecticut Municipal Fund, EV Marathon Michigan Municipals Fund, EV Marathon Minnesota Municipals Fund, EV Marathon New Jersey Municipals Fund, EV Marathon Pennsylvania Municipals Fund and EV Marathon Texas Municipals Fund filed herewith.

      (b) Consent of Independent Auditors for EV Traditional Arizona Municipals Fund, EV Traditional Colorado Municipals Fund, EV Traditional Connecticut Municipals Fund, EV Traditional Michigan Municipals Fund, EV Traditional Minnesota Municipals Fund, EV Traditional New Jersey Municipals Fund, EV Traditional Pennsylvania Municipals Fund and EV Traditional Texas Municipals Fund filed herewith.


  (12)       Not applicable

  (13)       Not applicable

  (14)       Not applicable


  (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Classic Series) dated January 27, 1995 with attached schedules (including Amended Schedule A dated February 1, 1996) filed as Exhibit (15)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (b) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Classic Series) adopted June 24, 1996 filed herewith.

      (c) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Marathon series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (d) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Marathon Series) adopted June 24, 1996 filed herewith.

      (e) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Traditional series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated February 1,
             1996) filed as Exhibit (15)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (f) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Traditional Series) adopted June 24, 1996 filed herewith.


  (16)       Schedules for Computation of Performance Quotations filed herewith.

  (17)(a) Power of Attorney for Eaton Vance Municipals Trust dated December 29, 1993 filed as Exhibit (17)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (b) Power of Attorney for Alabama Tax Free Portfolio, Arizona Tax Free Portfolio, Arkansas Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Florida Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Massachusetts Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, Mississippi Tax Free Portfolio, Missouri Tax Free Portfolio, National Municipals Portfolio, New Jersey Tax Free Portrfolio, New York Tax Free Portfolio, North Carolina Tax Free Portfolio, Ohio Tax Free Portfolio, Oregon Tax Free Portfolio, Pennsylvania Tax Free Portfolio, Rhode Island Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio, Texas Tax Free Portfolio, Virginia Tax Free Portfolio and West Virginia Tax Free Portfolio dated December 29, 1993 filed as Exhibit (17)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

      (c) Power of Attorney for California Tax Free Portfolio dated June 19, 1995 filed as Exhibit (17)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                            (1)                                   (2)
                       TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
               Shares of beneficial interest             as of October 31, 1996

  EV Classic California Municipals Fund                              37
  EV Classic Connecticut Municipals Fund                             79
  EV Classic Florida Municipals Fund                                 54
  EV Classic National Municipals Fund                             1,806
  EV Classic New Jersey Municipals Fund                              94
  EV Classic New York Municipals Fund                               141
  EV Classic Pennsylvania Municipals Fund                            80
  EV Classic Rhode Island Municipals Fund                            38
  EV Marathon Alabama Municipals Fund                             1,892
  EV Marathon Arizona Municipals Fund                             2,765
  EV Marathon Arkansas Municipals Fund                            1,978
  EV Marathon California Municipals Fund                          6,920
  EV Marathon Colorado Municipals Fund                            1,097
  EV Marathon Connecticut Municipals Fund                         4,229
  EV Marathon Florida Municipals Fund                            12,117
  EV Marathon Georgia Municipals Fund                             2,555
  EV Marathon Kentucky Municipals Fund                            2,337
  EV Marathon Louisiana Municipals Fund                             582
  EV Marathon Maryland Municipals Fund                            2,929
  EV Marathon Massachusetts Municipals Fund                       6,563
  EV Marathon Michigan Municipals Fund                            4,016
  EV Marathon Minnesota Municipals Fund                           2,321
  EV Marathon Mississippi Municipals Fund                           618
  EV Marathon Missouri Municipals Fund                            2,526
  EV Marathon National Municipals Fund                           41,439
  EV Marathon New Jersey Municipals Fund                          9,994
  EV Marathon New York Municipals Fund                           14,153
  EV Marathon North Carolina Municipals Fund                      4,263
  EV Marathon Ohio Municipals Fund                                7,024
  EV Marathon Oregon Municipals Fund                              3,389
  EV Marathon Pennsylvania Municipals Fund                       12,415
  EV Marathon Rhode Island Municipals Fund                          813
  EV Marathon South Carolina Municipals Fund                      1,312
  EV Marathon Tennessee Municipals Fund                           1,467
  EV Marathon Texas Municipals Fund                                 432
  EV Marathon Virginia Municipals Fund                            4,663
  EV Marathon West Virginia Municipals Fund                       1,139
  EV Traditional Alabama Municipals Fund                             54
  EV Traditional Arizona Municipals Fund                             49
  EV Traditional Arkansas Municipals Fund                            33
  EV Traditional California Municipals Fund                          51
  EV Traditional Colorado Municipals Fund                            83
  EV Traditional Connecticut Municipals Fund                         58
  EV Traditional Florida Municipals Fund                            102
  EV Traditional Georgia Municipals Fund                             51
  EV Traditional Kentucky Municipals Fund                            30
  EV Traditional Louisiana Municipals Fund                           32
  EV Traditional Maryland Municipals Fund                            49
  EV Traditional Massachusetts Municipals Fund                       70
  EV Traditional Michigan Municipals Fund                            39
  EV Traditional Minnesota Municipals Fund                           71
  EV Traditional Mississippi Municipals Fund                         29
  EV Traditional Missouri Municipals Fund                            90
  EV Traditional National Municipals Fund                           713
  EV Traditional New Jersey Municipals Fund                         108
  EV Traditional New York Municipals Fund                           175
  EV Traditional North Carolina Municipals Fund                      93
  EV Traditional Ohio Municipals Fund                                40
  EV Traditional Oregon Municipals Fund                              43
  EV Traditional Pennsylvania Municipals Fund                       110
  EV Traditional South Carolina Municipals Fund                      24
  EV Traditional Tennessee Municipals Fund                           29
  EV Traditional Texas Municipals Fund                                8
  EV Traditional Virginia Municipals Fund                            39
  EV Traditional West Virginia Municipals Fund                       42
  Massachusetts Municipal Bond Portfolio                             33


ITEM 27.  INDEMNIFICATION


    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statements of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

EV Classic California Municipals Fund                   EV Marathon Hawaii Municipals Fund
EV Classic Connecticut Municipals Fund                  EV Marathon High Income Fund
EV Classic Florida Insured Municipals Fund              EV Marathon High Yield Municipals Fund
EV Classic Florida Limited Maturity                     EV Marathon Information Age Fund
  Municipals Fund                                       EV Marathon Investors Fund
EV Classic Florida Municipals Fund                      EV Marathon Kansas Municipals Fund
EV Classic Government Obligations Fund                  EV Marathon Kentucky Municipals Fund
EV Classic Greater China Growth Fund                    EV Marathon Louisiana Municipals Fund
EV Classic Growth Fund                                  EV Marathon Maryland Municipals Fund
EV Classic High Income Fund                             EV Marathon Massachusetts Limited Maturity
EV Classic Information Age Fund                           Municipals Fund
EV Classic Investors Fund                               EV Marathon Massachusetts Municipals Fund
EV Classic Massachusetts Limited Maturity               EV Marathon Michigan Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Classic National Limited Maturity                    EV Marathon Michigan Municipals Fund
  Municipals Fund                                       EV Marathon Minnesota Municipals Fund
EV Classic National Municipals Fund                     EV Marathon Mississippi Municipals Fund
EV Classic New Jersey Municipals Fund                   EV Marathon Missouri Municipals Fund
EV Classic New York Limited Maturity                    EV Marathon National Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Classic New York Municipals Fund                     EV Marathon National Municipals Fund
EV Classic Pennsylvania Municipals Fund                 EV Marathon New Jersey Limited Maturity
EV Classic Rhode Island Municipals Fund                   Municipals Fund
EV Classic Senior Floating-Rate Fund                    EV Marathon New Jersey Municipals Fund
EV Classic Strategic Income Fund                        EV Marathon New York Limited Maturity
EV Classic Special Equities Fund                          Municipals Fund
EV Classic Stock Fund                                   EV Marathon New York Municipals Fund
EV Classic Total Return Fund                            EV Marathon North Carolina Municipals Fund
EV Marathon Alabama Municipals Fund                     EV Marathon Ohio Limited Maturity
EV Marathon Arizona Municipals Fund                       Municipals Fund
EV Marathon Arkansas Municipals Fund                    EV Marathon Ohio Municipals Fund
EV Marathon Asian Small Companies Fund                  EV Marathon Oregon Municipals Fund
EV Marathon California Limited Maturity                 EV Marathon Pennsylvania Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Marathon California Municipals Fund                  EV Marathon Pennsylvania Municipals Fund
EV Marathon Colorado Municipals Fund                    EV Marathon Rhode Island Municipals Fund
EV Marathon Connecticut Limited Maturity                EV Marathon Strategic Income Fund
  Municipals Fund                                       EV Marathon South Carolina Municipals Fund
EV Marathon Connecticut Municipals Fund                 EV Marathon Special Equities Fund
EV Marathon Emerging Markets Fund                       EV Marathon Stock Fund
EV Marathon Florida Insured Municipals Fund             EV Marathon Tax-Managed Growth Fund
EV Marathon Florida Limited Maturity                    EV Marathon Tennessee Municipals Fund
  Municipals Fund                                       EV Marathon Texas Municipals Fund
EV Marathon Florida Municipals Fund                     EV Marathon Total Return Fund
EV Marathon Georgia Municipals Fund                     EV Marathon Virginia Municipals Fund
EV Marathon Gold & Natural Resources Fund               EV Marathon West Virginia Municipals Fund
EV Marathon Government Obligations Fund                 EV Marathon Worldwide Health Sciences Fund
EV Marathon Greater China Growth Fund                   EV Traditional Alabama Municipals Fund
EV Marathon Greater India Fund                          EV Traditional Arizona Municipals Fund
EV Marathon Growth Fund                                 EV Traditional Arkansas Municipals Fund
                                                        EV Traditional Asian Small Companies Fund

EV Traditional California Limited Maturity              Eaton Vance Municipal Bond Fund L.P.
  Municipals Fund                                       EV Traditional National Limited Maturity
EV Traditional California Municipals Fund                 Municipals Fund
EV Traditional Colorado Municipals Fund                 EV Traditional National Municipals Fund
EV Traditional Connecticut Limited Maturity             EV Traditional New Jersey Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Traditional Connecticut Municipals Fund              EV Traditional New Jersey Municipals Fund
EV Traditional Emerging Markets Fund                    EV Traditional New York Limited Maturity
EV Traditional Florida Insured Municipals Fund            Municipals Fund
EV Traditional Florida Limited Maturity                 EV Traditional New York Municipals Fund
  Municipals Fund                                       EV Traditional North Carolina Municipals Fund
EV Traditional Florida Municipals Fund                  EV Traditional Ohio Limited
EV Traditional Georgia Municipals Fund                    Maturity Municipals Fund
EV Traditional Government Obligations Fund              EV Traditional Ohio Municipals Fund
EV Traditional Greater China Growth Fund                EV Traditional Oregon Municipals Fund
EV Traditional Greater India Fund                       EV Traditional Pennsylvania Municipals Fund
EV Traditional Growth Fund                              EV Traditional South Carolina Municipals Fund
EV Traditional Hawaii Municipals Fund                   EV Traditional Special Equities Fund
EV Traditional High Yield Municipals Fund               EV Traditional Stock Fund
Eaton Vance Income Fund of Boston                       EV Traditional Tax-Managed Growth Fund
EV Traditional Information Age Fund                     EV Traditional Tennessee Municipals Fund
EV Traditional Investors Fund                           EV Traditional Texas Municipals Fund
EV Traditional Kansas Municipals Fund                   EV Traditional Total Return Fund
EV Traditional Kentucky Municipals Fund                 EV Traditional Virginia Municipals Fund
EV Traditional Louisiana Municipals Fund                EV Traditional West Virginia Municipals Fund
EV Traditional Maryland Municipals Fund                 EV Traditional Worldwide Health
EV Traditional Massachusetts Municipals Fund              Sciences Fund, Inc.
EV Traditional Michigan Limited Maturity                Eaton Vance Cash Management Fund
  Municipals Fund                                       Eaton Vance Liquid Assets Trust
EV Traditional Michigan Municipals Fund                 Eaton Vance Money Market Fund
EV Traditional Minnesota Municipals Fund                Eaton Vance Prime Rate Reserves
EV Traditional Mississippi Municipals Fund              Eaton Vance Short-Term Treasury Fund
EV Traditional Missouri Municipals Fund                 Eaton Vance Tax Free Reserves
                                                        Massachusetts Municipal Bond Portfolio


    (b)

               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICE
        BUSINESS ADDRESS                     WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
       ------------------                    --------------------------                --------------------

James B. Hawkes*                         Vice President and Director                   Vice President and
                                                                                         Trustee
William M. Steul*                        Vice President and Director                   None
Wharton P. Whitaker*                     President and Director                        None
Chris Berg*                              Vice President                                None
H. Day Brigham, Jr.*                     Vice President                                None
Kate B. Bradshaw*                        Vice President                                None
Susan W. Bukima*                         Vice President                                None
Jeffrey W. Butterfield*                  Vice President                                None
David B. Carle*                          Vice President                                None
James S. Comforti*                       Vice President                                None
Raymond Cox*                             Vice President                                None
Mark P. Doman*                           Vice President                                None
James Foley*                             Vice President                                None
Michael A. Foster*                       Vice President                                None
William M. Gillen*                       Vice President                                None
Hugh S. Gilmartin*                       Vice President                                None
Perry D. Hooker*                         Vice President                                None
Brian Jacobs*                            Senior Vice President                         None
Thomas P. Luka*                          Vice President                                None
Timothy D. McCarthy*                     Vice President                                None
Joseph T. McMenamin*                     Vice President                                None
Morgan C. Mohrman*                       Senior Vice President                         None
James A. Naughton*                       Vice President                                None
Mark D. Nelson*                          Vice President                                None
Linda D. Newkirk*                        Vice President                                None
James L. O'Connor*                       Vice President                                Treasurer
Thomas Otis*                             Secretary and Clerk                           Secretary
George D. Owen II*                       Vice President                                None
F. Anthony Robinson*                     Vice President                                None
Jay S. Rosoff                            Vice President                                None
Benjamin A. Rowland, Jr.*                Vice President,                               None
                                           Treasurer and Director
John P. Rynne*                           Vice President                                None
Kevin Schrader                           Vice President                                None
George V.F. Schwab, Jr.*                 Vice President                                None
Cornelius J. Sullivan*                   Vice President                                None
David M. Thill*                          Vice President                                None
Chris Volf*                              Vice President                                None
Sue Wilder*                              Vice President                                None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 20th day of November, 1996.


                                        EATON VANCE MUNICIPALS TRUST

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES


    Arizona Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        ARIZONA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Colorado Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        COLORADO MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Connecticut Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        CONNECTICUT MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Michigan Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        MICHIGAN MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Minnesota Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        MINNESOTA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    New Jersey Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.

                                        NEW JERSEY MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Pennsylvania Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        PENNSYLVANIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Texas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 20th day of November, 1996.


                                        TEXAS MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           ----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                           TITLE              DATE
             ---------                           -----              ----

                                   President, (Chief
/s/ THOMAS J. FETTER                  Executive Officer)       November 20, 1996
-----------------------------
    THOMAS J. FETTER
                                   Treasurer and Principal
                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                Officer                   November 20, 1996
-----------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*              Trustee                     November 20, 1996
-----------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                Trustee                     November 20, 1996
-----------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*          Trustee                     November 20, 1996
-----------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*              Trustee                     November 20, 1996
-----------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*             Trustee                     November 20, 1996
-----------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*               Trustee                     November 20, 1996
-----------------------------
    JACK L. TREYNOR


*By: /s/ H. DAY BRIGHAM, JR.
     ------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                      PAGE IN
                                                                     SEQUENTIAL
                                                                     NUMBERING
EXHIBIT NO.                             DESCRIPTION                    SYSTEM
-----------                             -----------                  ---------

 (1)(b)      Amendment and Restatement of Establishment and
             Designation of Series dated October 18, 1996.

 (6)(a)(1) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Classic Series) and Eaton Vance Distributors, Inc. effective November 1, 1996.

 (6)(a)(2) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Marathon Series) and Eaton Vance Distributors, Inc. effective November 1, 1996.

 (6)(a)(3) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Traditional Series) and Eaton Vance Distributors, Inc. effective November 1, 1996.

 (6)(a)(4) Distribution Agreement between Eaton Vance Municipals Trust (on behalf of Massachusetts Municipal Bond
             Portfolio) and Eaton Vance Distributors, Inc. effective November 1, 1996.

(10)         Opinion of Counsel dated November 20, 1996.

(11)(a) Consent of Independent Auditors for EV Marathon Arizona Municipals Fund, EV Marathon Colorado Municipals Fund, EV Marathon Connecticut Municipals Fund, EV Marathon Michigan Municipals Fund, EV Marathon Minnnesota Municipals Fund, EV Marathon New Jersey Municipals Fund, EV Marathon Pennsylvania Municipals Fund and EV Marathon Texas Municipals Fund.

(11)(b) Consent of Independent Auditors for EV Traditional Arizona Municipals Fund, EV Traditional Colorado Municipals Fund, EV Traditional Connecticut Municipals Fund, EV Traditional Michigan Municipals Fund, EV Traditional Minnesota Municipals Fund, EV Traditional New Jersey Municipals Fund, EV Traditional Pennsylvania Municipals Fund and EV Traditional Texas Municipals Fund.

(15)(b) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Classic Series) adopted June 24, 1996.

(15)(d) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Marathon Series) adopted June 24, 1996.

(15)(f) Amendment to Amended Distribution Plan for Eaton Vance Municipals Trust (on behalf of its Traditional Series) adopted June 24, 1996.

(16)         Schedules for Computation of Performance Quotations.